As filed with the Securities and Exchange Commission on April 24, 2018

Registration Statement File No. 333-95845

Registration Statement File No. 811-08698

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐    Pre-Effective Amendment No.

☒    Post-Effective Amendment No. 19

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

☒    Amendment No. 64

(Check appropriate box or boxes.)

C.M. Multi-Account A

(Exact Name of Registrant)

C.M. Life Insurance Company

(Name of Depositor)

100 Bright Meadow Boulevard, Enfield, Connecticut 06082

(Address of Depositor’s Principal Executive Offices)

(860) 562-1000

(Depositor’s Telephone Number, including Area Code)

John E. Deitelbaum

Senior Vice President

C.M. Life Insurance Company

100 Bright Meadow Boulevard

Enfield, Connecticut 06082

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:    Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2018 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of the Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual or Group Deferred Variable Annuity Contract

MassMutual Artistry Variable Annuity

Issued by C.M. Life Insurance Company

C.M. Multi-Account A

This prospectus describes the MassMutual Artistry individual or group deferred variable annuity contract offered by C.M. Life Insurance Company. We no longer sell the contract. However, we continue to administer existing contracts. The contract provides for accumulation of contract value and annuity payments on a fixed and/or variable basis.

You, the contract owner, have a number of investment choices in the contract. Subject to state availability, these investment choices include one fixed account option as well as the following funds which are offered through our separate account, C.M. Multi-Account A.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Health Care Fund 1

Invesco V.I. Technology Fund

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Contrafund® Portfolio

MML Series Investment Fund

MML Aggressive Allocation Fund

MML American Funds Core Allocation Fund

MML American Funds® Growth Fund

MML American Funds® International Fund

MML Balanced Allocation Fund

MML Blue Chip Growth Fund

MML Conservative Allocation Fund

MML Equity Income Fund

MML Equity Index Fund

MML Focused Equity Fund

MML Foreign Fund

MML Fundamental Growth Fund

MML Fundamental Value Fund

MML Global Fund

MML Growth Allocation Fund

MML Growth & Income Fund

MML Income & Growth Fund

MML International Equity Fund

MML Large Cap Growth Fund

MML Managed Volatility Fund

MML Mid Cap Growth Fund

MML Mid Cap Value Fund

MML Moderate Allocation Fund

MML Small Cap Growth Equity Fund

MML Small Company Value Fund

MML Small/Mid Cap Value Fund

MML Total Return Bond Fund

MML Series Investment Fund II

MML Blend Fund

MML Equity Fund

MML High Yield Fund

MML Inflation-Protected and Income Fund

MML Managed Bond Fund

MML Short-Duration Bond Fund

MML Small Cap Equity Fund

MML Strategic Emerging Markets Fund

MML U.S. Government Money Market Fund

Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Conservative Balanced Fund/VA 2

Oppenheimer Discovery Mid Cap Growth Fund/VA

Oppenheimer Global Fund/VA

Oppenheimer Global Multi-Alternatives Fund/VA

Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Government Money Fund/VA 3

Oppenheimer International Growth Fund/VA

Oppenheimer Main Street Fund®/VA

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturn® Strategy Portfolio

Voya Investors Trust

VY® Clarion Global Real Estate Portfolio

1	Formerly known as Invesco V.I. Global Health Care Fund.
2	Unavailable for contracts issued on or after 4/30/2012.
3	Unavailable in contracts issued on or after 1/19/2008.

To learn more about the contract, you can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 2018. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally a part of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page 39 of this prospectus.

For a free copy of the SAI, or for general inquiries, call our Service Center at (800) 272-2216 or write to our Service Center using the following address: MassMutual, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067. (Overnight Mail Address: MassMutual, Document Management Services – Annuities W360, 1295 State Street, Springfield, MA 01111-0111)

This prospectus is not an offer to sell the contract in any jurisdiction where it is illegal to offer the contract nor is it an offer to sell the contract to anyone to whom it is illegal to offer the contract.

The contract:

•	is not a bank or credit union deposit or obligation.
•	is not FDIC or NCUA insured.
•	is not insured by any federal government agency.
•	is not guaranteed by any bank or credit union.
•	may go down in value.
•	provides guarantees that are subject to our financial strength and claims-paying ability.

The SEC has not approved or disapproved the contract or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the contract.

Effective May 1, 2018

1

2

Index of Special Terms

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term.

Page
Accumulation Phase	4
Accumulation Unit	16
Annuitant	8
Annuity Date	25
Annuity Options	27
Annuity Payments	25
Annuity Unit Value	26
Claims-Paying Ability	38
Contract Year	18
Free Withdrawals	24
Good Order	17
Income Phase	25
Purchase Payment	9
Qualified Contract	31
Separate Account	11
Service Center	4
Sub-Account	11
Tax Deferral	5
Tax-Sheltered Annuity	29

3

Contacting the Company

You may contact us by calling the MassMutual Customer Service Center (our Service Center) at (800) 272-2216 Monday through Friday between 8 a.m. and 8 p.m. Eastern Time. You may also contact us by visiting www.massmutual.com/contact-us. Additionally, you may write to our Service Center using the following address: MassMutual, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067 or to our overnight mail address at MassMutual, Document Management Services – Annuities W360, 1295 State Street, Springfield, MA 01111-0111.

Overview

The following is intended as a summary. Please read each section of this prospectus for additional detail.

We no longer sell the MassMutual Artistry variable annuity contract. However, we continue to administer existing contracts and we continue to accept purchase payments to existing contracts, subject to certain restrictions. See “Additional Purchase Payments.”

This annuity is a contract between “you,” the owner, and “us,” C. M. Life Insurance Company (“C.M. Life” or the “Company”). The contract is intended for retirement savings or other long-term investment purposes. The contract is designed primarily for use in annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended (IRC). These plans are sometimes called “tax-sheltered annuities” or “TSAs.” Subject to state availability, the contract was also sold to governmental entities pursuant to IRC Section 457(b).

In exchange for your purchase payments, we agree to pay you an income when you choose to receive it. You designate the date on which the income period begins. That date must be at least 30 days from when you purchase the contract. The contract has two phases –  the accumulation phase and the income phase. Your contract is in the accumulation phase until you decide to begin receiving annuity payments. During the accumulation phase we provide a death benefit. Once you begin receiving annuity payments, your contract enters the income phase.

Contract Type	The contract described in this prospectus is an individual or group deferred variable annuity. The contract provides for accumulation of contract value and annuity payments on a fixed and/or variable basis.
The Prospectus and the Contract	The prospectus and SAI describe all material terms and features of your contract. Certain non-material provisions of your contract may be different than the general description in the prospectus and the SAI, and certain riders may not be available because of legal requirements in your state. See your contract for specific variations since any such state variation will be included in your contract or in riders or endorsements attached to your contract.
Annuity Options	We make annuity payments based on the annuity option you elect. When you elect an annuity option you also elect among a number of features, including, but not limited to: duration, number of payees, payments to beneficiaries, and whether payments will be variable and/or fixed payments. See “The Income Phase.”
Investment Choices	You can choose to allocate your purchase payments among various investment choices. Subject to state availability, your choices include the underlying funds and one fixed account. See “Investment Choices.”
Withdrawals	Subject to certain restrictions, you may periodically make partial withdrawals of your contract value. If you make a full withdrawal of your contract value, all your rights under the contract will be terminated. Income taxes, tax penalties and a contingent deferred sales charge (CDSC) may apply to any withdrawal you request. See “Withdrawals,” “Expenses – Contingent Deferred Sales Charge” and “Taxes.”
Transfers	Subject to certain restrictions, you may periodically transfer contract value among available investment choices. See “Transfers and Transfer Programs.”
Death Benefit	A beneficiary may receive a benefit in the event of your death prior to the income phase. Once the income phase commences, payments upon death may be available to beneficiaries depending on the annuity option elected. See “Death Benefit” and “The Income Phase.”

4

Fees	Your contract value will be subject to certain fees. These charges will be reflected in your contract value and may be reflected in any annuity payments you choose to receive from the contract. See “Expenses” and “Table of Fees and Expenses.”
Taxation	The Internal Revenue Code of 1986, as amended (IRC), has certain rules that apply to the contract. These tax treatments apply to earnings from the contract, withdrawals, death benefits and annuity options. See “Taxes.”
Tax Deferral	You are generally not taxed on contract earnings until you take money from your contract. This is known as tax deferral. Tax deferral is automatically provided by tax-qualified retirement plans. There is no additional tax deferral provided when a variable annuity contract is used to fund a tax-qualified retirement plan. Investors should only consider buying a variable annuity to fund a qualified plan for the annuity’s additional features such as lifetime income payments and death benefit protection.
Group Contracts

We may issue the contract as an individual or group variable annuity contract. In those states where we issue a group contract, we issue certificates to individuals, and these individuals are considered participants. The certificate is subject to the terms of the group contract under which we issue the certificate. You may become a participant under the group contract by completing an application and having it forwarded to us along with an initial payment.

The certificate we issue indicates the participant’s rights and benefits under the group contract. Terms of the group contract are controlling.

The participant, as an owner, may exercise all rights and benefits of the certificate without the consent of the group contract owner. Unless we state otherwise, the owner of the certificate under a group contract and the owner of an individual contract have the same rights and benefits. As a result, the term “contract” means either an individual deferred variable annuity or a certificate issued under the group deferred variable annuity.

Right to Cancel Your Contract	You have a right to examine your contract. If you change your mind about owning your contract, you can generally cancel it within ten calendar days after receiving it. However, this time period may vary by state. See “Right to Cancel Your Contract.”
Our Claims-Paying Ability	Any guarantees we make under the contract are subject to our financial strength and claims-paying ability. See “Other Information – Our Ability to Make Payments Under the Contract.”

5

Table of Fees and Expenses

The following tables describe the fees and expenses you pay when buying, owning, and surrendering the contract. In addition to other fees and expenses shown below, premium taxes may also apply, but are not reflected below.

I.  The first table describes the fees and expenses that you will pay at the time that you transfer the value between investment choices, or surrender the contract. We do not deduct a sales charge when we receive a purchase payment, but we may assess a contingent deferred sales charge as noted below.

Owner Transaction Expenses	Current		Maximum
Transfer Fee	$0		The lesser of $20 or 2% of the amount transferred.
Loan Origination Fee	$0	[1]	$35 [1]
Contingent Deferred Sales Charge (as a percentage of amount withdrawn or applied to certain annuity options 2)	8%		8%

Contingent Deferred Sales Charge Schedule

Contract Year	1	2	3	4	5	6	7	8	9	10 and later
Percentage	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%

1	Currently, we do not deduct a charge from your contract if you take a loan under your contract. However, we reserve the right to deduct a charge not to exceed $35 from your contract value as a loan origination fee should it become necessary for us to seek reimbursement for expenses related to the administration of contract loans.
2	See Annuity Options E and F in “The Income Phase – Annuity Options.”

II.  The next table describes fees and expenses you will pay periodically during the time you own the contract, not including underlying fund fees and expenses.

Periodic Contract Charges	Current	Maximum
Annual Contract Maintenance Charge	$0	$60
Separate Account Annual Expenses (as a percentage of average account value in the separate account on an annualized basis)
Mortality and Expense Risk Charge	1.03%	1.25%
Administrative Charge	0.15%	0.25%

Total Separate Account Annual Expenses	1.18%	1.50%

Annual Fund Operating Expenses

While you own the contract, if your assets are invested in any of the sub-accounts, you will be subject to the fees and expenses charged by the fund in which that sub-account invests. The table below shows the minimum and maximum total operating expenses charged by any of the funds, expressed as a percentage of average net assets, for the year ended December 31, 2017 (before any waivers or reimbursements)1. More detail concerning each fund’s fees and expenses that you may periodically be charged during the time that you own the contract is contained in each fund prospectus. Current and future expenses may be higher or lower than those shown.

Charge	Minimum	Maximum
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses.	0.43%	1.75%

1	The fund expenses used to prepare this table were provided to us by the funds. We have not independently verified such information provided to us by funds that are not affiliated with us.

The information above describes the fees and expenses you pay related to the contract. For information on compensation we may receive from the funds and their advisers and sub-advisers, see “Investment Choices – Compensation We Receive from Funds, Advisers and Sub-Advisers.” For information on compensation we pay to broker-dealers selling the contract, see “Other Information – Distribution.”

6

Examples Using Current and Maximum Expenses

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples assume that no loan has been taken.

Example I assumes that you withdraw all your contract value at the end of each year shown.

Example II assumes you do not withdraw any of your contract value at the end of each year shown, or that you decide to begin the income phase at the end of each year shown and we do not deduct a contingent deferred sales charge. (Currently the income phase is not available until 30 days after you purchase your contract).

Both Example I and Example II assume:

•	that you invest $10,000 in the contract for the time periods indicated,
•	that you allocate it to a sub-account that has a 5% gross return each year,
•	that either the current or maximum fees and expenses in the “Table of Fees and Expenses” apply, and
•	that you selected one of two sub-accounts:
1)	the one that invests in the fund with the maximum total operating expenses, or
2)	the one that invests in the fund with the minimum total operating expenses.

Examples Using Current Expenses.  Based on the above assumptions, your costs would be as shown in the following table. Your actual costs may be higher or lower.

	Example I				Example II
Years	1	3	5	10	1	3	5	10
Sub-Account with maximum total operating expenses	$1,030	$1,569	$2,027	$3,219	$293	$897	$1,527	$3,219
Sub-Account with minimum total operating expenses	$908	$1,198	$1,395	$1,879	$161	$500	$861	$1,879

Examples Using Maximum Expenses.  Based on the above assumptions, your costs would be as shown in the following table. Your actual costs may be higher or lower.

	Example I				Example II
Years	1	3	5	10	1	3	5	10
Sub-Account with maximum total operating expenses	$1,074	$1,703	$2,250	$3,670	$342	$1,041	$1,763	$3,670
Sub-Account with minimum total operating expenses	$953	$1,336	$1,631	$2,392	$210	$647	$1,111	$2,392

The examples using current expenses do not reflect an annual contract maintenance charge. The examples using maximum expenses reflect the annual contract maintenance charge of $60 as an annual charge of 0.17%.

The examples do not reflect any premium taxes. However, premium taxes may apply.

The examples should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. The assumed 5% annual rate of return is hypothetical. Actual returns may be greater or less than the assumed hypothetical return.

There is an accumulation unit value history in “Appendix A – Condensed Financial Information.”

There is information concerning compensation payments we make to sales representatives in connection with the sale of the contracts in “Other Information – Distribution.”

7

The Company

In this prospectus, the “Company,” “we,” “us,” and “our” refer to C.M. Life Insurance Company (C.M. Life). C.M. Life is a wholly owned stock life insurance subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual). C.M. Life provides life insurance and annuities to individuals and group life insurance to institutions. MassMutual and its subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts to individual and institutional customers in all 50 states of the U.S., the District of Columbia and Puerto Rico. Products and services are offered primarily through MassMutual’s distribution channels: MassMutual Financial Advisors, Direct to Consumer, Institutional Solutions and Workplace Solutions.

MassMutual is a mutual life insurance company domiciled in the Commonwealth of Massachusetts. C.M. Life’s home office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06082-1981.

Ownership of the Contract

Owner

In this prospectus, “you” and “your” refer to the owner. The owner is named at time of application. The owner must be an individual, unless the contract is issued under IRC Section 457(b), in which case the owner must be a non-natural entity. We will not issue a contract to you if you have passed age 85 as of the date we proposed to issue the contract. The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker-dealers. You should discuss this with your registered representative.

As the owner of the contract, you exercise all rights under the contract. The owner names the beneficiary.

If you purchased the contract as a tax-qualified contract, your rights in the contract may be subject to restrictions under the plan documents.

Contracts under qualified plans, including section 457 deferred compensation plans, generally must be held by the plan sponsor or plan trustee. Except for TSAs and IRAs, an individual cannot be the owner of a contract held to fund a qualified plan. Therefore, the individuals covered by the qualified plan have no ownership rights.

Annuitant

The annuitant is the person on whose life we base annuity payments. You designate the annuitant at the time of application. We will not issue a contract to you if the proposed annuitant has passed age 85 as of the date we proposed to issue the contract. In order for the contract to qualify as a tax-sheltered annuity or an individual retirement annuity, you must be named as owner and annuitant. We will use the age of the annuitant to determine all applicable benefits under a contract owned by a non-natural person.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. You name the beneficiary at the time of application. You may change the beneficiary at any time before you die. To change an irrevocable beneficiary, we must receive written authorization on our form in good order at our Service Center from the irrevocable beneficiary.

If you are married and your contract is issued under an ERISA plan, your ability to name a primary beneficiary other than your spouse is restricted.

Beneficiary IRA

Beneficiary, Inherited, Legacy or “Stretch” IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the beneficiary over that beneficiary’s life expectancy in order to meet the required minimum distribution (RMD) rules. Upon the contract owner’s death under an IRA or other qualified contract, a beneficiary(ies) may generally establish a Beneficiary IRA by either purchasing a new annuity contract or in some circumstances, by electing the Beneficiary IRA payout option under the current contract. Until withdrawn, amounts in a Beneficiary IRA or other qualified contract continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the RMD rules, are subject to tax. For a list of the eligibility requirements/restrictions, see “Death Benefit – Beneficiary IRA Election.”

8

Age

How We Determine Age of Annuitant, Owner and Beneficiary

In this prospectus the term “age,” except when discussed in regards to specific tax provisions, is defined as “insurance age,” which is a person’s age on his/her birthday nearest the date for which the age is being determined. This means we calculate your age based on your nearest birthday, which could be either your last birthday or your next. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months.

Additional Purchase Payments

We no longer sell the MassMutual Artistry variable annuity contract. However, we do continue to administer existing contracts, and you may continue making additional purchase payments to your contract, subject to the limits described in this section.

The minimum amount we accepted for an initial purchase payment was:

•	$200 by the first contract anniversary date, for a contract purchased with salary reduction payments; or
•	$2,000 for a contract purchased through a direct asset transfer from another financial institution or one of our affiliates or through non-salary reduction payments.

Additional purchase payments can be made to the contract. However, additional purchase payments of less than $25 are subject to our approval.

For contracts issued on or after May 1, 2010, the maximum amount of cumulative purchase payments we accept without our prior approval is $1.5 million.

For contracts issued prior to May 1, 2010, the maximum amount of cumulative purchase payments we accept without our prior approval is based on your age when we issued the contract. The maximum amount is:

•	$1.5 million up to age 75; or
•	$500,000 if older than age 75 or if the owner is a non-natural person.

Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

For contracts issued in New Jersey, the maximum amount of cumulative purchase payments we accept without our prior approval is $1.5 million.

You can make additional purchase payments:

•	by mailing a check, that clearly indicates your name and contract number, to our lockbox:

First Class Mail

MassMutual Artistry

Annuity Payment Services

MassMutual P.O. Box 74908

Chicago, IL 60675-4908

Overnight Mail

MassMutual Artistry

Annuity Payment Services

350 North Orleans Street

Receipt & Dispatch, 8th Floor

Suite 4908

Chicago, IL 60654

•	by Wire Transfer

JP Morgan Chase Bank

New York, New York

ABA #021000021

C.M. Life Insurance Co. Account #323956297

Ref: Annuity Contract #

Name: (Your Name)

9

You may also send purchase payments to our Service Center. We have the right to reject any application or purchase payment.

Allocation of Purchase Payments

When you purchased your contract, we applied your purchase payment among the investment choices according to the allocation instructions you provided. If you make additional purchase payments and do not provide new allocation instructions, we will apply each according to the allocation instructions we have on record. Unless we are instructed otherwise, we will apply purchase payments made by your employer in accordance with your purchase payment allocation instructions in effect at the time we receive your employer’s purchase payment.

Currently, there is no limit to the number of investment choices that you may invest in at any one time. However, we reserve the right to limit the number of investment choices that you may invest in to a maximum of 18 investment choices (including the fixed account) at any one time in the event administrative burdens require such a limitation.

Once we receive your initial purchase payment and the necessary information in good order at our Service Center or lockbox, we will issue your contract and apply your initial purchase payment within two business days. If you do not give us all of the information we need, we will notify you. When we receive all of the necessary information, we will then apply your initial purchase payment within two business days. If for some reason we are unable to complete this process within five business days, we will either send back your money or get your permission to keep it until we receive all of the necessary information.

If additional purchase payments are made to your contract, we will credit these amounts to your contract on the business day we receive them and all necessary information in good order at our Service Center or lockbox. If we receive your purchase payment at our Service Center or lockbox on a non-business day or after the business day closes, we will credit the amount to your contract effective the next business day. Our business day closes when the New York Stock Exchange (NYSE) closes, usually 4:00 p.m. Eastern Time.

Replacement of Life Insurance or Annuities

A “replacement” occurs when a new policy or contract is purchased and, in connection with the sale, an existing policy or contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A “financed purchase” occurs when the purchase of a new life insurance policy or annuity contract involves the use of funds obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are circumstances in which replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. Accordingly, you should make a careful comparison of the costs and benefits of your existing policy or contract and the proposed policy or contract to determine whether replacement is in your best interest. You should be aware that the person selling you the new policy or contract will generally earn a commission if you buy the new policy or contract through a replacement. Remember that if you replace a policy or contract with another policy or contract, you might have to pay a surrender charge on the replaced policy or contract, and there may be a new surrender charge period for the new policy or contract. In addition, other charges may be higher (or lower) and the benefits may be different.

If you purchase the contract described in this prospectus in exchange for an existing policy or contract from another company, we may not receive your initial purchase payment from the other company for a substantial period of time after we receive your signed application.

You should also note that once you have replaced your variable life insurance policy or annuity contract, you generally cannot reinstate it even if you choose not to accept your new variable life insurance policy or annuity contract during your “free look” period. The only exception to this rule would be if your previously issued contract was issued in a state that requires the insurer to reinstate the previously surrendered policy or contract if the owner chooses to reject their new variable life insurance policy or annuity contract during the “free look” period.

10

Right to Cancel Your Contract

You have a right to examine your contract. If you change your mind about owning your contract, you can cancel it within ten calendar days after receiving it. However, this time period may vary by state. When you cancel the contract within this time period, we will not assess a contingent deferred sales charge. Unless your state has other requirements, you will receive back your contract value as of the business day we receive your contract and your written request in good order at our Service Center, and your contract will be terminated.

Investment Choices

Choose Investment Choices Appropriate for You.  When electing among your available investment choices consider your circumstances, investment goals, financial situation and risk tolerance. After you elect investment choices for your initial purchase payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate. Through the contract we offer a number of investment choices, but we do not recommend or endorse any particular investment choice and we do not provide investment advice. Because investment risk is borne by you, carefully consider your investment choice elections.

Understand the Risks Associated with Your Investment Choices.  If your contract value is allocated to a fund, your contract value will be influenced by the investment performance of that fund. You will want to read the fund prospectus, especially the section discussing the risks of investing in the fund. We will deliver current fund prospectuses and/or current summary fund prospectuses to you. You may also contact our Service Center to request current fund prospectuses and summary fund prospectuses. Summary fund prospectuses for certain funds may be unavailable.

Be Informed.  Read this prospectus. Also review information about the funds: the fund prospectus, statement of additional information, annual report and semiannual report.

The Separate Account

We established C.M. Multi-Account A (the separate account) as a separate account under Connecticut law on August 3, 1994. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (1940 Act).

The separate account holds the assets that underlie the contracts, except those assets allocated to our general account. We keep the separate account assets separate from the assets of our general account and other separate accounts. The separate account is divided into sub-accounts, each of which invests exclusively in a single investment choice.

We own the assets of the separate account. We credit gains to, or charge losses against, the separate account, whether or not realized, without regard to the performance of other investment accounts. The separate account’s assets may not be used to pay any of our liabilities other than those arising from the contracts. If the separate account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The obligations of the separate account are not our generalized obligations and will be satisfied solely by the assets of the separate account.

The Funds

Subject to state availability, the following funds are available as investment choices under the contract. If your contract value is allocated to a fund, your contract value will be influenced by the investment performance of that fund.

These funds are only available to insurance company separate accounts and qualified retirement plans, are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names and investment goals and policies that are sold directly to the public. While a fund may have many similarities to these other publicly available mutual funds, you should not expect the investment results of the fund to be the same as the investment results of those publicly available mutual funds. We do not guarantee or make any representation that the investment results of the funds will be comparable to the investment results of any other mutual fund, even a mutual fund with the same investment adviser or manager.

11

Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Asset Allocation
	MML Aggressive Allocation Fund (Initial Class) [1]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML American Funds Core Allocation Fund (Service Class I) [1]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Balanced Allocation Fund (Initial Class) [1]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Conservative Allocation Fund (Initial Class) [1]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Growth Allocation Fund (Initial Class) [1]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Moderate Allocation Fund (Initial Class) [1]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
Money Market
	MML U.S. Government Money Market Fund (Initial Class) [2]	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	Oppenheimer Government Money Fund/VA (Non-Service) [2,3]	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
Fixed Income
	MML High Yield Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Inflation-Protected and Income Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Managed Bond Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Short-Duration Bond Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	MML Total Return Bond Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Metropolitan West Asset Management, LLC
	Oppenheimer Global Strategic Income Fund/VA (Non-Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
Balanced
	MML Blend Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC
	Oppenheimer Conservative Balanced Fund/VA (Non-Service) [4]	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
Large Cap Value
	MML Equity Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Advisers: OppenheimerFunds, Inc. and Brandywine Global Investment Management, LLC
	MML Equity Income Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.

12

Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Large Cap Value (continued)
	MML Fundamental Value Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP
	MML Income & Growth Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC
Large Cap Blend
	Fidelity® VIP Contrafund® Portfolio (Initial Class)	Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc.
	Invesco V.I. Diversified Dividend Fund (Series I)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	MML Equity Index Fund (Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Northern Trust Investments, Inc.
	MML Focused Equity Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP
	MML Growth & Income Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company
	Oppenheimer Main Street Fund®/VA (Non-Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
Large Cap Growth
	MML American Funds® Growth Fund (Service Class I) [5]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Blue Chip Growth Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Fundamental Growth Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP
	MML Large Cap Growth Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.
	Oppenheimer Capital Appreciation Fund/VA (Non-Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
Small/Mid Cap Value
	MML Mid Cap Value Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.
	MML Small Company Value Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Small/Mid Cap Value Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.
Small/Mid Cap Blend
	MML Small Cap Equity Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: OppenheimerFunds, Inc.

13

Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Small/Mid Cap Growth
	MML Mid Cap Growth Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Small Cap Growth Equity Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP
	Oppenheimer Discovery Mid Cap Growth Fund/VA (Non-Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
International/Global
	MML American Funds® International Fund (Service Class I) [5]	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Foreign Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Templeton Investment Counsel, LLC
	MML Global Fund (Class II)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company
	MML International Equity Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Harris Associates L.P.
	MML Strategic Emerging Markets Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: OppenheimerFunds, Inc.
	Oppenheimer Global Fund/VA (Non-Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
	Oppenheimer International Growth Fund/VA (Non-Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
Specialty
	Invesco V.I. Health Care Fund (Series I)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	Invesco V.I. Technology Fund (Series I)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	MML Managed Volatility Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC
	Oppenheimer Global Multi-Alternatives Fund/VA (Service)	Adviser: OFI Global Asset Management, Inc. Sub-Advisers: OppenheimerFunds, Inc. / Barings LLC / OFI SteelPath, Inc.
	PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)	Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A
	VY® Clarion Global Real Estate Portfolio (Class S)	Adviser: Voya Investments, LLC Sub-Adviser: CBRE Clarion Securities LLC

1	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in the underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying fund in which it invests.

2	You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The yield of this fund may become very low during periods of low interest rates. After deduction of separate account charges, the yield in the sub-account that invests in this fund could be negative.

3	Unavailable in contracts issued on or after January 19, 2008.

14

4	Unavailable in contracts issued on or after April 30, 2012.

5	The fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master-feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the fund prospectuses for more information about this “feeder” fund.

There is no assurance that the funds will achieve their stated objective. The fund prospectuses contain more detailed information about the funds. We will deliver current fund prospectuses and/or current summary fund prospectuses to you. You may also contact our Service Center to request current fund prospectuses and summary fund prospectuses. Summary fund prospectuses for certain funds may be unavailable. You should read the information contained in the fund prospectuses carefully before investing.

Addition, Removal, Closure or Substitution of Funds

We have the right to change the funds offered through the contract, but only as permitted by law. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Changes may only impact certain contract owners. Examples of possible changes include: adding new funds or fund classes; removing existing funds or fund classes; closing existing funds or fund classes; or substituting a fund with a different fund. New or substitute funds may have different fees and expenses. We will not add, remove, close or substitute any shares attributable to your interest in a sub-account without notice to you and prior approval of the SEC, to the extent required by applicable law. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which your contract belongs.

Conflicts of Interest.  The funds available with the contract may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the separate account and other separate accounts of C.M. Life. Although we do not anticipate any disadvantages to this, it is possible that a material conflict may arise between the interests of the separate account and one or more of the other separate accounts participating in the funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take whatever steps are necessary to protect owners and payees, including withdrawing the separate account from participation in the funds involved in the conflict or substituting shares of other funds.

Compensation We Receive from Funds, Advisers and Sub-Advisers

Compensation We Receive from Advisers and Sub-Advisers.  We and certain of our insurance affiliates receive compensation from the advisers and sub-advisers to some of the funds. We may use this compensation to pay expenses that we incur in promoting, issuing, distributing and administering the contract and, providing services, on behalf of the funds, in our role as intermediary to the funds. The amount of this compensation is determined by multiplying a specified annual percentage rate by the average net assets held in that fund that are attributable to the variable annuity and variable life insurance products issued by us and our affiliates that offer the particular fund (MassMutual’s variable contracts). These percentage rates differ, but currently do not exceed 0.25%. Some advisers and sub-advisers pay us more than others; some do not pay us any such compensation.

The compensation may not be reflected in a fund’s expenses because this compensation may not be paid directly out of a fund’s assets. These payments also may be derived, in whole or in part, from the advisory fee deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these advisory fees (see the funds’ prospectuses for more information).

In addition, we may receive fixed dollar payments from the advisers and sub-advisers to certain funds so that the adviser and sub-adviser can participate in sales meetings conducted by MassMutual. Attending such meetings provides advisers and sub-advisers with opportunities to discuss and promote their funds. For a list of the funds whose advisers and sub-advisers currently pay such compensation, visit www.massmutual.com/privacy-policy/compensation-arrangements or call our Service Center at the number shown on page 1 of this prospectus.

Compensation We Receive from Funds.  We and certain of our affiliates also receive compensation from certain funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of the fund’s assets and may be as much as 0.25% of the average net assets of an underlying fund which are attributable to MassMutual’s variable contracts. An investment in a fund with a 12b-1 fee will increase the cost of your investment in this contract.

Compensation and Fund Selection.  When selecting the funds that will be available with MassMutual’s variable contracts we consider each fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of

15

compensation that we receive from the funds, their advisers, sub-advisers, or their distributors. The compensation that we receive may be significant and we may profit from this compensation. Additionally, we offer certain funds through the contract at least in part because they are managed by us or an affiliate.

The Fixed Account

In most states, we offer one fixed account, as an investment option.

Purchase payments allocated to the fixed account and transfers to the fixed account become part of our general account which supports insurance and annuity obligations. The general account has not been registered under the Securities Act of 1933 (1933 Act) nor is the general account registered under the 1940 Act because of exemptive and exclusionary provisions. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed account or the general account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus. For more information about our general account see “Other Information – Our Ability to Make Payments Under the Contract.”

You may allocate purchase payments to the fixed account. You can also make transfers of your contract value into the fixed account. You do not participate in the investment performance of the assets in the fixed account. Instead, we credit your contract with interest at a specified rate that we declare in advance. We will credit an interest rate at a rate not less than the minimum allowed by state law at the time we issue your contract. We reserve the right to change the guaranteed minimum interest rate for newly issued contracts, subject to applicable state law.

Contract Value

Your contract value is the sum of your value in the separate account and the fixed account.

Your value in the separate account will vary depending on the investment performance of the funds you choose. In order to keep track of your contract value in the separate account, we use a unit of measure called an accumulation unit. During the income phase of your contract we call the unit an annuity unit.

Accumulation Units

Every business day we determine the value of an accumulation unit for each of the sub-accounts. Changes in the accumulation unit value reflect the investment performance of the fund as well as deductions for insurance and other charges.

The value of an accumulation unit may go up or down from business day to business day.

The SAI contains more information on the calculation of the accumulation unit value.

When you make a purchase payment, we credit your contract with accumulation units. We determine the number of accumulation units to credit by dividing the amount of the purchase payment allocated to a sub-account by the value of the accumulation unit for that sub-account. When you make a withdrawal, we deduct from your contract accumulation units representing the withdrawal amount.

We calculate the value of an accumulation unit for each sub-account after the NYSE closes each business day. Any change in the accumulation unit value will be reflected in your contract value.

Example.  On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the MML Equity Fund. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the MML Equity Fund is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the MML Equity Fund.

Business Days and Non-Business Days

Our business day closes when the NYSE business day closes. The NYSE business day usually closes at 4:00 p.m. Eastern Time. Our non-business days are those days when the NYSE is not open for trading.

16

Sending Requests in Good Order

From time to time you may want to submit a request for transfer among investment choices, a withdrawal, a change of beneficiary, or some other action. We can only act upon your request if we receive it in “good order.” Generally, your request must include the information and/or documentation we need to complete the action without using our own discretion to carry it out. Additionally, some actions may require that you submit your request on our form. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

In addition to written requests, we may allow requests to our Service Center:

•	by fax at (866) 329-4272,
•	by e-mail at ANNfax@MassMutual.com,
•	by telephone at (800) 272-2216, or
•	by internet at www.massmutual.com/loginsc.

Fax, telephone, e-mail or internet transactions may not always be available. Fax, telephone and computer systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. We may make these additional methods available at our discretion. They may be suspended or discontinued at any time without notice. Not all transaction types can be requested by fax, telephone or the internet.

Transfers and Transfer Programs

General Overview

We have the right to terminate, suspend, or modify the transfer and transfer program provisions described in this prospectus.

You can transfer all or part of your contract value. You can make transfers by written request, e-mail, telephone, fax, or by other means we authorize. You must clearly indicate the amount and investment choices from and to which you wish to transfer. We will use reasonable procedures to confirm that instructions given to us are genuine. We may record all telephone instructions.

Your registered representative may provide us with instructions on your behalf involving fund transfers subject to our rules and requirements, including the restrictions on frequent trading and market timing activities.

Your transfer is effective on the business day we receive your request in good order at our Service Center. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. If we receive your transfer request in good order at our Service Center on a non-business day or after our business day closes, your transfer request will be effective on the next business day.

Transfers During the Accumulation Phase

You may transfer all or part of your assets in a fund or the fixed account. You can make a transfer to or from the fixed account and to or from any fund.

Currently, you can transfer contract value during the accumulation phase without charge. However, we reserve the right to deduct a transfer fee of $20 per transfer or, if less, 2% of the amount transferred for each transfer allowed in a calendar year as provided by the contract. We also reserve the right to limit the number of transfers that you can make as provided by the contract.

The following rules apply to any transfer during the accumulation phase:

1)	Currently, the minimum amount which you can transfer is:

•	$100; or
•	the entire value in a fund, if less.

We reserve the right to impose a minimum transfer requirement of $500. Currently, we do not require that a minimum amount remain in the fund after a transfer. However, we reserve the right to require that $500 remain in the fund after a transfer unless you transfer the entire fund value. We waive these requirements if the transfer is made in connection with the Automatic Rebalancing Program.

17

2)	You must clearly indicate the amount and investment choices from and to which you wish to transfer.
3)	If your contract value in the fixed account is $500 or less at the time of your transfer, then you may transfer the entire amount out of the fixed account, less the amount of any outstanding contract loan.

If your contract value in the fixed account is more than $500, then during any contract year we limit transfers out of the fixed account to 30% of your contract value in the fixed account as of the end of the previous contract year. However, if you transfer 30% of your contract value in the fixed account for three consecutive contract years, your transfer in the fourth consecutive contract year may be for the entire amount in the fixed account, provided that you have not applied payments or transferred contract value into the fixed account from the time the first annual transfer was made. For purposes of this restriction, your contract value in the fixed account does not include the amount of any outstanding loan. You may not transfer contract value out of the loaned portion of the fixed account. We measure a contract year from the anniversary of the day we issued your contract. Transfers out of the fixed account are done on a first-in, first-out basis. In other words, amounts attributed to the oldest purchase payments are transferred first; then amounts attributed to the next oldest purchase payment are transferred; and so on.

4)	We consider the fixed account and a money market fund to be “competing accounts.” Transfers between competing accounts are not allowed. For a period of ninety days following a transfer out of a competing account, no transfers may be made into the other competing account. In addition, for a period of ninety days following a transfer into a competing account, no transfers may be made out of the other competing account.

Limits on Frequent Trading and Market Timing Activity

This contract and its investment choices are not designed to serve as vehicles for what we have determined to be frequent trading or market timing trading activity. We consider these activities to be abusive trading practices that can disrupt the management of a fund in the following ways:

•	by requiring the fund to keep more of its assets liquid rather than investing them for long-term growth, resulting in lost investment opportunity; and
•	by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on fund performance that could impact all contract owners and beneficiaries under the contract, including long-term contract owners who do not engage in these activities. Therefore, we discourage frequent trading and market timing trading activity and will not accommodate frequent transfers of contract value among the funds. Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase this contract.

We have adopted policies and procedures to help us identify those individuals or entities that we determine may be engaging in frequent trading and/or market timing trading activities. We monitor trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Our ability to detect frequent trading or market timing may be limited by operational or technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. Therefore, despite our efforts to prevent frequent trading and the market timing of funds among the sub-accounts of the separate account, there can be no assurance that we will be able to identify and curtail every instance of trading of those who trade frequently or those who employ a market timing strategy or those who act as intermediaries on behalf of such persons. Moreover, our ability to discourage and restrict frequent trading or market timing may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

In addition, some of the funds are available with variable products issued by other insurance companies. We do not know the effectiveness of the policies and procedures used by these other insurance companies to detect frequent trading and/or market timing. As a result of these factors, the funds may reflect lower performance and higher expenses across all contracts as a result of undetected abusive trading practices.

If we, or the investment adviser to any of the funds available with this contract, determine that a contract owner’s transfer patterns reflect frequent trading or employment of a market timing strategy, we will allow the contract owner to submit transfer requests by regular mail only. We will not accept other owner transfer requests if submitted by overnight mail, fax, the telephone, our website, or any other type of electronic medium. Additionally, we may reject any single trade that we determine to be abusive or harmful to the fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. Therefore, we reserve the right to reject, without prior notice, any fund transfer request if the investment in the fund is not accepted for any reason.

The funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the funds describe the funds’ frequent trading and market timing policies and procedures, which may be more

18

or less restrictive than the policies and procedures we have adopted. We have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading or market timing policies established by the fund.

Contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the funds in their ability to apply their frequent trading or market timing policies and procedures. It may also require that we restrict or prohibit further purchases or transfers as requested by a fund on all contracts owned by a contract owner whose trading activity under one variable contract has violated a fund’s frequent trading or market timing policy. If a fund believes that an omnibus order reflects one or more transfer requests from contract owners engaged in frequent trading or market timing activity, the fund may reject the entire omnibus order.

We will notify you in writing if we reject a transfer or if we implement a restriction due to frequent trading or the use of market timing investment strategies. If we do not accept a transfer request, no change will be made to your allocations per that request. We will then allow you to resubmit the rejected transfer by regular mail only.

Additionally, we may in the future take any of the following restrictive actions that are designed to prevent the employment of a frequent trading or market timing strategy:

•	not accept transfer instructions from a contract owner or other person authorized to conduct a transfer;
•	limit the number of transfer requests that can be made during a contract year; and
•	require the value transferred into a fund to remain in that fund for a particular period of time before it can be transferred out of the fund.

We will apply any restrictive action we take uniformly to all contract owners we believe are employing a frequent trading or market timing strategy. These restrictive actions may not work to deter frequent trading or market timing activity.

We reserve the right to revise our procedures for detecting frequent trading and/or market timing at any time without prior notice if we determine it is necessary to do so in order to better detect frequent trading and/or market timing, to comply with state or federal regulatory requirements, or to impose different restrictions on frequent traders and/or market timers. If we modify our procedures, we will apply the new procedure uniformly to all contract owners.

Transfers During the Income Phase

You may make six transfers between the funds each calendar year. We do not currently deduct a transfer fee, however, we reserve the right to deduct a transfer fee of $20 per transfer or, if less, 2% of the amount transferred for each transfer allowed in a calendar year.

You cannot transfer from the general account to a fund, but you can transfer from one or more funds to the general account once a contract year. The minimum amount which you can transfer is $500 or your entire interest in the fund, if less. After a transfer, the minimum amount which must remain in a fund is $500 unless you have transferred the entire value.

Transfer Programs

For detailed rules and restrictions pertaining to these programs and instructions for electing a program contact our Service Center.

Overview.  We currently offer the following transfer programs:

1)	Dollar Cost Averaging Program;
2)	Automatic Rebalancing Program; and
3)	Interest Sweep Option.

These programs are only available during the accumulation phase of your contract.

You may only participate in one of these programs at any one time.

Transfers made through a transfer program are not subject to transfer fees and do not count towards any free transfers you may be permitted each year.

19

We do not charge you for participation in these programs, though we reserve the right to charge for the programs in the future.

Dollar Cost Averaging Program.  This program allows you to systematically transfer a set amount from a selected fund to any of the other funds. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Dollar cost averaging does not assure a profit and does not protect you against loss in declining markets. Since dollar cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities, you should consider your financial ability to continue the program through periods of fluctuating price levels.

Your Dollar Cost Averaging Program will terminate:

•	if you withdraw the total contract value;
•	upon payment of the death benefit;
•	if the last transfer you selected has been made;
•	if there is insufficient contract value in the source fund to make the transfer; or
•	if we receive from you, in good order, a written request or request over the telephone to terminate the program prior to the next scheduled transfer date.

Automatic Rebalancing Program.  Over time, the performance of each fund may cause your allocation to shift from your original allocation. You can direct us to automatically rebalance your contract value allocated to the funds in order to return to your original percentage allocations by selecting our Automatic Rebalancing Program. Contract value allocated to the fixed account cannot participate in the Automatic Rebalancing Program.

This program will terminate:

•	if you withdraw the total contract value;
•	upon payment of the death benefit;
•	if we receive from you, in good order, a written request or a request over the telephone to terminate the program; or
•	if we receive any unscheduled transfer request.

Interest Sweep Option.  Under this program, we will automatically transfer earnings from your contract value in the fixed account to any one fund or combination of funds that you select. By allocating these earnings to the funds, you can pursue further growth in the value of your contract through more aggressive investments. However, the Interest Sweep Option does not assure a profit and does not protect against loss in declining markets.

This program will terminate:

•	if, as the result of a withdrawal, you no longer have contract value in the non-loaned portion of the fixed account;
•	if, at time of transfer, no interest is available for transfer (for example, if the interest earned is required to cover contract related charges or has been part of a partial withdrawal);
•	upon payment of the death benefit; or
•	if we receive from you, in good order, a written request or a request over the telephone to terminate the program prior to the next scheduled transfer date.

Withdrawals

Your ability to take a withdrawal may be restricted by certain provisions of the Internal Revenue Code. Furthermore, if your contract is issued under a qualified plan, your ability to take a withdrawal may be restricted by your plan documents. Income taxes, tax penalties, a contingent deferred sales charge and certain restrictions may apply to any withdrawal you make.

During the accumulation phase you may make either partial or total withdrawals of your contract value.

When a partial withdrawal is made from a contract, we reflect the withdrawal as a reduction to the value of the contract’s death benefit. We describe this reduction in “Death Benefit.” If we reflect the reduction as a percentage of contract value withdrawn, the benefit may be reduced by more than the actual dollar amount of the withdrawal. The reduction will be greater when the value of your contract investment choices is lower due to market performance or other variables. If you withdraw your full contract value, the contract terminates and does not provide a death benefit.

20

We will take any partial withdrawal proportionally from your contract value in the funds and the non-loaned portion of the fixed account. When making a partial withdrawal, you must withdraw at least $100 or the entire value in a fund or the non-loaned portion of the fixed account, if less. We require that after you make a partial withdrawal you keep at least $600 in your contract unless your withdrawal is a minimum required distribution. We have reserved the right to treat a request for a partial withdrawal that would result in contract value of less than $600 as a request for a total withdrawal of contract value. Partial withdrawals may be subject to a contingent deferred sales charge.

When you make a total withdrawal you will receive the value of your contract:

•	less any applicable contingent deferred sales charge;
•	less any applicable premium tax;
•	less the amount attributable to any outstanding loan, if any; and
•	less any purchase payments we credited to your contract that have not cleared the bank, until they clear the bank.

Requests in Writing.  To request a withdrawal in writing, submit in good order to our Service Center, our partial surrender or full surrender form. If your withdrawal involves an exchange or transfer of assets to another financial institution, we also require a “letter of acceptance” from the financial institution.

Requests by Other Means.  You may request certain partial and full withdrawals by other means we authorize such as e-mail, telephone, or fax. Contact our Service Center for details.

Withdrawal Effective Date.  For written requests, your withdrawal is effective on the business day we receive, in good order, at our Service Center:

a)	our partial surrender or full surrender form; and
b)	if applicable, a “letter of acceptance.”

If we receive this item(s) at our Service Center on a non-business day or after our business day closes, your withdrawal request will be effective on the next business day. For e-mail, telephone or fax requests, your withdrawal is effective on the business day we receive your communication in good order, provided it is received prior to the close of business. For communications received after the close of the business day, your withdrawal will be effective on the next business day.

Delivery of Withdrawal Amount.  We will pay any withdrawal amount within seven days of the withdrawal effective date, unless we are required to suspend or postpone withdrawal payments. See “Other Information – Suspension of Payments or Transfers.”

Systematic Withdrawal Program.  For detailed rules and restrictions pertaining to this program and instructions for electing the program contact our Service Center.

The Systematic Withdrawal Program (SWP) allows you to set up automatic periodic withdrawals from your contract value. We do not charge you for participation in the SWP, but we reserve the right to charge in the future. We will take any withdrawal under this program proportionally from your contract value in your selected investment choices.

Your SWP will end:

•	if you withdraw your total contract value;
•	if the next systematic withdrawal will lower your contract value below the minimum contract value we allow following a partial withdrawal, unless your withdrawal is a minimum required distribution;
•	if we receive, in good order, a notification of the owner’s death;
•	if we receive, in good order, a notification of the annuitant’s death if the owner is a non-natural person;
•	if we process the last withdrawal you selected;
•	if your value in a selected fund or the fixed account is insufficient to complete the withdrawal;
•	if you begin receiving annuity payments; or
•	if we receive from you, in good order, a written request or a request over the telephone to terminate the program any time before or on the next withdrawal date.

Right to Take Loans

In some states, if your contract is a tax-sheltered annuity, you may be able to take a loan under your contract. However, if the contract is a governmental 457(b) deferred compensation contract or an individual retirement annuity, you may not take a loan under the contract. Any permissible loans must conform to the requirements of the Internal Revenue Code and your specific plan. You must request a loan by mailing or faxing all required forms in good order to our Service Center. Loan proceeds generally are mailed within ten business days of the loan being approved.

21

You are required to repay your loan according to the loan repayment schedule you elect when you request a loan. Loan repayments (including interest due) must be sent to our Service Center and are credited as of the business day received. Loan repayments are due quarterly; however, you may make additional repayments. The first repayment will be due three months after the loan was issued. Any repayment will be applied first to the interest accrued to the date your repayment is received, and then to the loan principal. Loan repayments made in addition to regularly scheduled quarterly repayments will be applied to loan principal only and will not change the due dates or amounts of subsequent quarterly payments, but will shorten the term of the loan.

If you request a loan, we will deduct your requested loan amount from your investment choice(s) in proportion to the non-loaned value of each on the date of your loan request. As long as your loan is outstanding, a portion of your contract value equal to the loan amount is held in the loaned portion of the fixed account. On each contract anniversary while a loan is outstanding, an amount of contract value equal to any due and unpaid loan interest is also transferred to the loaned portion of the fixed account. Upon each loan repayment, we will transfer value equal to the repayment amount from the loaned portion of the fixed account to your investment choice(s) based upon your current purchase payment allocation.

We charge interest daily on any outstanding loan at an effective annual interest rate. Interest is due and payable quarterly (based on the date the loan was taken). We also credit interest on the loan amount held in the loaned portion of the fixed account. The difference between the rate of interest we charge on the loan amount and the rate we credit on the loan amount is the net cost of the loan, which will not exceed 4%.

If a required loan repayment is not paid in full within 90 days after its due date, the total existing loan balance will be determined to be in default. If you default, the outstanding debt will be considered a taxable distribution and we will do appropriate tax reporting. We will withdraw sufficient contract value to repay the debt to the extent such withdrawals are not restricted under the Internal Revenue Code. If we cannot make such withdrawals because they are restricted under the Internal Revenue Code, the loan will remain outstanding and continue to accrue interest until it is satisfied.

If you own a contract with an outstanding loan and are taking an eligible distribution of your entire contract value, we will deduct any outstanding contract debt from the amount you withdraw. If you make a partial withdrawal, the contract value remaining after the withdrawal must not be less than:

•	the amount of any loan outstanding; plus
•	interest on the loan for 12 months based on the loan interest rate then in effect; plus
•	any contingent deferred sales charge that would apply to such an amount otherwise withdrawn.

Amounts held in the fixed account equal to the amount of any outstanding loan are not available for withdrawal or transfer. If you do not repay the loan, we will deduct the loan amount from your withdrawal or death benefit.

You may not begin receiving annuity payments if you have an outstanding loan balance.

The maximum number of loans we permit you to take at any one time is three. However, you may not take more than two loans in any calendar year.

Currently, we do not deduct a charge from your contract if you take a loan under your contract. However, we reserve the right to deduct a charge not to exceed $35 from your contract value as a loan origination fee should it become necessary for us to seek reimbursement for expenses related to the administration of contract loans.

A loan, whether or not repaid, may have a permanent effect on the death benefit and contract value because the investment results of the funds and current interest rates credited to the non-loaned portion of the fixed account do not apply to amounts held in the loaned portion of the fixed account. Depending on the investment results of the funds or credited interest rates for the non-loaned portion of the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

Expenses

This section describes the charges and deductions we make under the contract to compensate us for the services and benefits we provide, costs and expenses we incur and risks we assume. We may profit from the charges deducted and we may use any such profits for any purpose, including payment of distribution expenses. These charges and deductions reduce the return on your investment in the contract. These charges and expenses are:

22

Insurance Charges

Each business day we deduct our insurance charges from the assets of the separate account. We do this as part of our calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

1)	the mortality and expense risk charge; and
2)	the administrative charge.

Mortality and Expense Risk Charge

This charge is equal, on an annual basis, to 1.03% of the daily value of the assets invested in each fund, after fund expenses are deducted. This charge is for:

•	the mortality risk associated with the insurance benefits provided, including our obligation to make annuity payments after the annuity date regardless of how long all annuitants live, the death benefits, and the guarantee of rates used to determine your annuity payments during the income phase; and
•	the expense risk that the current charges will be insufficient to cover the actual cost of administering the contract.

We may increase this charge at any time while you own the contract, but the charge will never exceed 1.25%.

If the current mortality and expense risk charge is not sufficient to cover the mortality and expense risk, we will bear the loss. If this is the case, we may raise the mortality and expense risk charge in order to restore profitability. In no case will we raise the charge above the guaranteed amount. If the amount of the charge is more than sufficient to cover the mortality and expense risk, we will make a profit on the charge. We may use this profit for any purpose, including the payment of marketing and distribution expenses for the contract.

Administrative Charge

This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund, after fund expenses are deducted. We assess this charge to reimburse us for all the expenses associated with the administration of the contract and the separate account. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. We may increase this charge at any time while you own the contract, but the charge will never exceed 0.25%.

Annual Contract Maintenance Charge

Currently, we do not deduct an annual contract maintenance charge from your contract. However, we reserve the right to deduct an amount not to exceed $60 from your contract at the end of each contract year as an annual maintenance contract charge should it become necessary for us to seek reimbursement for expenses relating to the issuance and maintenance of the contract.

Contingent Deferred Sales Charge (CDSC)

We do not deduct a sales charge when we receive a purchase payment. However, we may assess a contingent deferred sales charge on the amount you withdraw that exceeds the free withdrawal amount. Additionally, we may assess a contingent deferred sales charge on amounts applied to Annuity Option E or F. We use this charge to cover certain expenses relating to the sale of the contract.

If we assess a contingent deferred sales charge, we will deduct it from the amount that you withdraw or apply to Annuity Option E or F.

The amount of the charge depends on:

1)	the amount you withdraw or apply to Annuity Option E or F; and
2)	the length of time between when we issued your contract and when you make a withdrawal or apply your contract value to Annuity Option E or F.

23

The contingent deferred sales charge is assessed as follows:

Contract Year of Withdrawal or Annuity Date [1]	Charge
1st Year	8%
2nd Year	8%
3rd Year	7%
4th Year	6%
5th Year	5%
6th Year	4%
7th Year	3%
8th Year	2%
9th Year	1%
10th Year and thereafter	0%

1	See Annuity Options E and F in “The Income Phase – Annuity Options.”

In addition to the free withdrawals described later in this section, we will not impose a contingent deferred sales charge under the following circumstances.

•	Upon payment of the death benefit.
•	On amounts withdrawn as Required Minimum Distributions (RMDs), to the extent they exceed the free withdrawal amount. In order to qualify for this exception, you must be participating in a systematic withdrawal program established for the payment of RMDs, under which the annual RMD is calculated by us, based solely on the fair market value of the contract (RMD program). If you choose to take withdrawals to satisfy your RMD for the contract outside of our RMD program, or if you choose to take withdrawals from the contract to satisfy your RMD(s) for other qualified assets, CDSC may apply.
•	Upon application of the contract value to any Single Life or Joint and Survivor Life Annuity Option, or to a Period Certain Annuity of at least ten years.
•	If you redeem “excess contributions” from a plan qualifying for special income tax treatment. These types of plans are referred to as Qualified Plans, including Individual Retirement Annuities (IRAs). We look to the Internal Revenue Code for the definition and description of excess contributions.
•	When the contract is exchanged for another variable annuity contract issued by us or one of our affiliated insurance companies, of the type and class which we determine is eligible for such an exchange. A contingent deferred sales charge may apply to the contract received in the exchange. A reduced contingent deferred sales charge schedule may apply under the contract if another variable annuity contract issued by us or one of our affiliated insurance companies is exchanged for the contract. Exchange programs may not be available in all states. We have the right to modify, suspend or terminate any exchange program any time without prior notification. If you want more information about our current exchange programs, contact your registered representative or us at our Service Center.
•	If you are eligible for waiver of the contingent deferred sales charge due to your election of the Terminal Illness Withdrawal Benefit described in “Other Information.”
•	If you apply your entire contract value to purchase a single premium immediate life annuity or a fixed deferred annuity issued by us or one of our affiliates.
•	On any withdrawals made or amounts applied to an annuity option when you reach the latest permitted annuity date for your contract.

Free Withdrawals

In your first contract year, you may withdraw, without incurring a contingent deferred sales charge, up to 10% of your contract value as of the beginning of the contract year reduced by any free withdrawal amount previously taken during the contract year. Beginning in your second contract year, you may withdraw up to 10% of your contract value as of the end of the previous contract year reduced by any free withdrawal amount previously taken during the contract year. You may take the 10% in multiple withdrawals each contract year.

24

Premium Taxes

Some states and other governmental entities charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from your contract value for them. Some of these taxes are due when your contract is issued, others are due when annuity payments begin. Currently we do not charge you for these taxes until you begin receiving annuity payments or you make a total withdrawal. We may discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5%, depending on the state.

Transfer Fee

Currently, you can make an unlimited number of transfers every calendar year during the accumulation phase without charge. During the income phase, we allow six transfers and they currently are not subject to a transfer fee. However, we reserve the right to deduct a transfer fee of $20 per transfer or, if less, 2% of the amount transferred for each transfer allowed in a calendar year as provided by the contract.

Income Taxes

We will deduct from the contract any income taxes which we incur because of the operation of the separate account. At the present time, we are not making any such deductions. We will deduct any withholding taxes required by law.

Fund Expenses

The separate account purchases shares of the funds at net asset value. The net asset value of each fund reflects expenses already deducted from the assets of the fund. Such expenses include investment management fees and other expenses and may include acquired fund fees and expenses. For some funds, expenses may also include 12b-1 fees to cover distribution and/or certain service expenses. When you select a fund as an investment choice, that fund’s expenses will increase the cost of your investment in the contract. See each fund’s prospectus for more information regarding these expenses.

The Income Phase

Overview.  If you want to receive regular income from your annuity, you can elect to apply your contract value so that you can receive fixed and/or variable annuity payments under one of the annuity options described in this section. We may base annuity payments on the age and sex of the annuitant(s) under all options except Annuity Option E. We may require proof of age and sex before annuity payments begin.

If your contract value is less than $2,000 on the annuity date, we reserve the right to pay you a lump sum rather than a series of annuity payments. If any annuity payment is less than $100, we reserve the right to change the payment basis to equivalent less frequent payments.

Annuity Payment Start Date.  You can choose the day, month and year in which annuity payments begin. This date must be the 1st through 28th day of the month. We call that date the annuity date. According to your contract, your annuity date cannot be earlier than five years after you buy the contract. However, we currently allow you to select an annuity date that is at least 30 days after you purchase your contract. You may choose your annuity date when you purchase your contract. After you purchase your contract you can request an earlier annuity date by notifying us in writing at least 30 days before the annuity date. You can request that we delay your annuity date by notifying us in writing or by telephone any time before or on the annuity date.

Annuity payments must begin by the earlier of:

1)	the 90th birthday of the annuitant; or
2)	the latest date permitted under state law.

Upon written request we will defer the annuity date up to the 100th birthday.

Electing an Annuity Option.  On the annuity date, we must have written instructions in good order at our Service Center regarding your annuity option choice including whether you want fixed and/or variable payments.

If on the annuity date we do not have your instructions, we will assume you elected Option B with ten years of payments guaranteed. We will use contract value in the funds to provide a variable portion of each annuity payment and contract value in

25

the fixed account, if any, to provide a fixed portion of each annuity payment. If your contract is a qualified contract, we may default you to a different annuity option in order to comply with requirements applicable to qualified plans.

Required Minimum Distributions for Tax-Qualified Contracts.  In order to avoid adverse tax consequences, you should begin to take distributions from your contract no later than the beginning date required by the IRC. These distributions can be withdrawals or annuity payments. The distributions should be at least equal to the minimum amount required by the Internal Revenue Service (IRS) or paid through an annuity option that complies with the required minimum distribution rules of IRC Section 401(a)(9). If your contract is an individual retirement annuity, the required beginning date is no later than April 1 of the calendar year after you reach age 70 1⁄2. For qualified plans and tax-sheltered annuities, that date is no later than April 1 of the calendar year following the later of: the year you reach age 70 1⁄2 or the year in which you retire. The option of deferring to retirement is not available if you are a 5% or greater owner of the employer sponsoring your qualified plan.

Fixed Annuity Payments.  If you choose fixed payments, the payment amount will not vary. The payment amount will depend upon the following:

•	the value of your contract on the annuity date;
•	the annuity option you elect;
•	the age and sex of the annuitant or joint annuitants, if applicable;
•	the minimum guaranteed payout rates associated with your contract;
•	the deduction of a contingent deferred sales charge (may be deducted under Annuity Options E and F only); and
•	the deduction of premium taxes, if applicable.

In most states, if the single premium immediate annuity rates offered by MassMutual on the annuity date are more favorable than the minimum guaranteed rates listed in your contract, those rates will be used.

Variable Annuity Payments.  If you choose variable payments, the payment amount will vary with the investment performance of the funds you elect. The first payment amount will depend on the following:

•	the value of your contract on the annuity date;
•	the annuity option you elect;
•	the age and sex of the annuitant or joint annuitants, if applicable;
•	the minimum guaranteed payout rates associated with your contract;
•	an assumed investment rate (AIR) of 4% per year;
•	the deduction of a contingent deferred sales charge (may be deducted under Annuity Options E and F only); and
•	the deduction of premium taxes, if applicable.

Future variable payments will depend on the performance of the funds you elected. If the actual performance on an annualized basis exceeds the 4% assumed investment rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual rate is less than 4% annualized plus the amount of the deductions, your annuity payments will decrease.

Annuity Unit Values.  In order to keep track of the value of your variable annuity payment, we use a unit of measure called an annuity unit. The value of your annuity units will fluctuate to reflect the investment performance of the funds you selected. We calculate the number of your annuity units at the beginning of the income phase. During the income phase, the number of annuity units will not change unless you make a transfer; make a withdrawal as permitted under certain annuity options; or you elect an annuity option with reduced payments to the survivor and those payments to the survivor commence. The SAI contains more information on how annuity payments and annuity unit values are calculated.

Annuity Options.  The available annuity options are listed in this section in the Annuity Options table. We may consent to other plans of payment in addition to those listed. After annuity payments begin, you cannot change the annuity option, the frequency of annuity payments, or make withdrawals, except as described under Annuity Options E and F.

Limitations on Annuity Options.  If you purchased the contract as a tax-qualified contract, the Internal Revenue Code may impose restrictions on which annuity option you may elect. Furthermore, if your contract is issued under an ERISA plan, and you are married when your contract enters the income phase, your ability to elect certain annuity options may be limited and/or require spousal consent.

26

Annuity Options

We may consent to other plans of payment in addition to those listed, including a Joint and Last Survivor Annuity with Period Certain.

Lifetime Contingent Options (variable and/or fixed payments)
	Annuity Option A Life Income	Annuity Option B Life Income with Period Certain	Annuity Option C Joint and Last Survivor Annuity	Annuity Option D Joint and 2/3 Survivor Annuity
Number of Annuitants	One	One	Two	Two
Length of Payment Period	For as long as the annuitant lives.	For a guaranteed period of either 5, 10 or 20 years or as long as the annuitant lives, whichever is longer.	For as long as either annuitant lives.	For as long as either annuitant lives.
Annuity Payments After Death	None. All payments end upon the annuitant’s death.	When the annuitant dies,
if there are remaining
guaranteed payments,
the beneficiary may
elect to continue
receiving remaining
guaranteed payments or
the beneficiary may
elect a lump sum
payment equal to the
commuted value of the
remaining guaranteed
annuity payments.	100% of the payment will continue during the lifetime of the surviving annuitant. No payments will continue after the death of both annuitants.	Payments will continue
during the lifetime of the
surviving annuitant and
will be computed on the
basis of two-thirds of the
annuity payment (or
units) in effect during
the joint lifetime. No
payments will continue
after the death of both
annuitants.

Non-Lifetime Contingent Options (variable and/or fixed payments)
	Annuity Option E Period Certain Annuity	Annuity Option F Special Income Settlement Agreement
Number of Annuitants	One	Determined in accordance with terms agreed upon in writing by both you and us.
Length of Payment Period	For a specified period no less than five years and no greater than 30 years.	Determined in accordance with terms agreed upon in writing by both you and us.
Withdrawal Option/Switch Annuity Option	If, after you begin receiving payments, you would like to receive all or part of the commuted value of the remaining guaranteed payments under this annuity option at any time, you may elect to receive it in a lump sum or have it applied to another annuity option. If you so elect, your future payments will be adjusted accordingly.	If we agree to pay you a variable annuity payment for a specified period of time under this annuity option, and after you begin receiving payments, you would like to receive all or part of the commuted value of the remaining guaranteed payments under this annuity option at any time, you may elect to receive it in a lump sum or have it applied to another annuity option. If you so elect, your future payments will be adjusted accordingly.
Contingent Deferred Sales Charge	In most states, we will deduct a contingent deferred sales charge if you apply your contract value to this option and the period certain is less than 10 years. If it is permitted in your state, but we do not deduct a contingent deferred sales charge at that time, we will deduct a contingent deferred sales charge if you subsequently request a commuted lump sum payment to yourself or a commuted value to apply to another annuity option.
Annuity Payments After Death	When the annuitant dies, if there are remaining guaranteed payments, the beneficiary may elect to continue receiving remaining guaranteed payments or the beneficiary may elect a lump sum payment equal to the commuted value of the remaining guaranteed annuity payments. We will not deduct a contingent deferred sales charge.

27

Death Benefit

Death Of Contract Owner During the Accumulation Phase.  If you die during the accumulation phase, we will pay a death benefit to your primary beneficiary. We will treat any other beneficiary designation on record at the time of death as a contingent beneficiary.

Your beneficiary may request that the death benefit be paid under one of the death benefit options.

Death Benefit Amount During the Accumulation Phase.  The death benefit paid will be the amount calculated (and adjusted for any applicable charges) as of the business day we receive proof of death and election of the payment method in good order at our Service Center. From the time the death benefit is determined until complete distribution is made, any amount in a sub-account will be subject to investment risk. As a result, the death benefit amount may increase or decrease over time. The risk is borne by the beneficiary(ies). Before the date you (or the annuitant, if the owner is a non-natural person) reach age 80, the death benefit during the accumulation phase will be the greater of:

1)	your contract value, less the amount attributable to any outstanding loan; or
2)	your purchase payments, adjusted for any withdrawals, less the amount attributable to any outstanding loan, and less any applicable charges.

For contracts issued before October 1, 2003 or in states where the post October 1, 2003 contract was still subject to state approval and implementation the words “adjusted for any withdrawals” are replaced with the words “less any withdrawals.” See “Death Benefit – Adjusted for Any Withdrawals or Less Any Withdrawals.”

After you (or the annuitant, if the owner is a non-natural person) reach age 80, the death benefit during the accumulation phase is your contract value, less the amount attributable to any outstanding loan, as of the business day we receive, in good order, proof of death at our Service Center and election by the beneficiary to receive the death benefit payment under one of the death benefit options provided by the contract.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Adjusted for Any Withdrawals or Less Any Withdrawals.  In this prospectus we describe the formulas we use to determine death benefit amounts. In some formulas we use the language “adjusted for any withdrawals” and in other formulas we use the language “less any withdrawals.” These phrases have different meanings.

Adjusted for Any Withdrawals

If you take a withdrawal, we adjust your death benefit by using the percentage of contract value withdrawn to lower the death benefit by the same percentage. We use the phrase “adjusted for any withdrawals” to describe this treatment of withdrawals within our formulas. Because this adjustment uses the percent of contract value withdrawn the death benefit may be reduced by more than the actual dollar amount of the withdrawal. The reduction will be greater when the value of your contract investment choices is lower due to market performance or other variables.

Less Any Withdrawals

If you take a withdrawal, we lower your death benefit by subtracting the dollar amount of the withdrawal. We use the phrase “less any withdrawals” to describe this treatment of withdrawals within our formulas.

Death Benefit Options During the Accumulation Phase.  The availability of certain death benefit options may be limited in order to comply with the required minimum distribution rules.

A beneficiary must elect to receive the death benefit under one of the following options, in the event you die during the accumulation phase.

•	Option 1 – lump sum payment of the death benefit within five years of the date of death; or

•	Option 2 – payment of the death benefit under an annuity option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within one year of the date of your death.

28

Options for a Spouse Who is the Sole Primary Beneficiary.  In addition to options (1) and (2) above, a spouse who is the sole primary beneficiary has the following options, based on contract type:

Tax-Sheltered Annuity.  If your contract is a tax-sheltered annuity and your spouse is the sole primary beneficiary, then the surviving spouse may elect to roll-over a lump sum payment of the death benefit into an eligible retirement plan. If the owner was under 70 at the time of death, the spouse may be able to defer the timing of any required distributions under the contract. You should consult your own tax adviser about your own circumstances.

Individual Retirement Annuity.  If your contract is an individual retirement annuity and your spouse is the sole primary beneficiary, then the surviving spouse may elect:

i)	to roll-over the death benefit to an eligible retirement plan; or
ii)	to continue the contract as an IRA in his or her own name at the death benefit amount payable and exercise all of the contract owner’s rights under the contract.

If at the time the owner purchased the contract the surviving spouse was over the maximum contract issue age, then the contract cannot be continued. An election to continue the contract can only be made once while the contract is in effect.

These options are not available to a domestic partner or civil union partner. See “Taxes – Civil Unions and Domestic Partnerships” if you are in a domestic partnership or civil union.

Lump Sum Payment.  If a lump sum payment is requested, we will pay the amount within seven calendar days after we receive proof of death and election of the payment method in good order at our Service Center unless we are required to suspend or delay payment.

Benefit Management Account.  For lump sum payments of at least $10,000, your beneficiary may elect to receive the death benefit by establishing an interest-bearing draft account called the Benefit Management Account (BMA). We periodically set the interest rate we credit to the BMA. That rate will not be less than the minimum guaranteed interest rate provided under the BMA. We will send a draftbook to the beneficiary who will have access to all the monies in the account, including interest, by writing a draft for all or part of the proceeds. Our drafts are similar to checks. The minimum draft amount is $250. If the account balance falls below $1,000, the BMA will be closed automatically and a check for the remaining balance, including interest, will be sent to the beneficiary. The beneficiary may close the BMA at any time. No deposits may be paid into the BMA. The BMA is part of our general account and is subject to the claims of our creditors. The BMA is not a bank account or bank deposit and is not insured by the Federal Deposit Insurance Corporation. We may make a profit on amounts left in the BMA. If the contract has been assigned, the BMA is not available for the assignee’s portion of the death benefit. The BMA may not be available in all states. We reserve the right to make changes in the terms and conditions of the BMA. Election of the BMA shall be treated as an election of a lump sum for tax reporting purposes under IRC Section 72(s) or 401(a)(9). Any interest paid on amounts in the BMA is taxable as ordinary income in the year such interest is credited.

Beneficiary IRA Election.  Beneficiary, Inherited, Legacy or “Stretch” IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the beneficiary over that beneficiary’s life expectancy in order to meet the required minimum distribution (RMD) rules. Upon the contract owner’s death under an IRA or other qualified contract, a beneficiary(ies) may generally establish a Beneficiary IRA by either purchasing a new annuity contract or in some circumstances, by electing the Beneficiary IRA payout option under the current contract. Until withdrawn, amounts in a Beneficiary IRA or other qualified contract continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the RMD rules, are subject to tax.

Eligibility Requirements/Restrictions:

If a beneficiary(ies) elects to establish a Beneficiary IRA after the death of the contract owner, the following rules apply:

•	Any withdrawals under a new Beneficiary IRA contract in excess of the RMD may be subject to a contingent deferred sales charge as indicated by the terms of the contract purchased.
•	For existing annuity contracts with single beneficiaries issued by us or one of our affiliates, the beneficiary will have the option of electing a Beneficiary IRA payout option under the current contract or establishing a Beneficiary IRA by purchasing a new annuity contract issued by us or one of our affiliates. Should the beneficiary decide to elect the Beneficiary IRA payout option under the current contract, any withdrawals in excess of the RMD will not be subject to a contingent deferred sales charge.
•	For existing annuity contracts with multiple beneficiaries issued by us or one of our affiliates, a beneficiary wishing to establish a Beneficiary IRA funded by an annuity contract issued by us or one of our affiliates must purchase a new annuity contract.

29

•	The source of funds to be invested must be from a traditional IRA, SEP IRA, SIMPLE IRA, Beneficiary IRA, TSA, 401(a) or a Qualified Employee Plan (includes Pension Plan, Money Purchase Pension Plan, Profit Sharing Plan, Keogh (HR10), Target Benefit Plan).
•	Joint ownership of a Beneficiary IRA is not allowed.
•	The annuity contract will be titled in the beneficiary’s name as beneficiary for the deceased contract owner. The beneficiary must be the annuitant and the annuitant cannot be changed.
•	For non-spousal Beneficiary IRAs, RMDs must begin by December 31st of the year following the year of the date of the contract owner’s death. For spousal Beneficiary IRAs, RMDs may be deferred until the year the original owner would have attained age 70 ½. The RMD amount will generally be calculated based on the beneficiary’s life expectancy and will be withdrawn on a proportional basis from all investment accounts in which funds are invested. If the original contract owner died after attaining age 70 ½ and was younger than the beneficiary, the RMD amount may be calculated based on the original contract owner’s life expectancy in the year of his or her death. If there is a Beneficiary IRA previously established with another carrier and an RMD is required in the current calendar year, we will process the RMD. If however, an RMD is not required in the current calendar year, an RMD will not be processed until the year it is required.
•	The contract value at time of issue will be equal to either the death benefit that would have been payable to the beneficiary if a lump sum distribution had been elected, or the contract value of an existing Beneficiary IRA that is being transferred to a new MassMutual annuity.
•	Additional contributions cannot be applied to the Beneficiary IRA.
•	Upon the death of the annuitant of the Beneficiary IRA, a death benefit, under the terms of the contract, will be paid to the succeeding beneficiary in a lump sum or over the annuitant’s remaining life expectancy as determined by the applicable IRS table.
•	If the beneficiary is a trust, a Beneficiary IRA may only be established if the trust qualifies as a “see-through” trust. For see-through trusts, required minimum distributions must be calculated based upon the life expectancy of the oldest trust beneficiary and the oldest trust beneficiary must be the annuitant. In order to be a see-through trust, the trust must be valid under state law and be irrevocable, and all beneficiaries, current and future, must be identifiable from the trust instrument. If any beneficiary of the trust is not an individual, the trust is not a see-through trust and cannot establish a Beneficiary IRA.
•	Additional rules may apply. Please consult your registered representative for further information.
•	We have the right to modify, suspend or terminate the Beneficiary IRA program at any time without prior notification.
•	A Beneficiary IRA may only be established by the beneficiary of the IRA owner/ qualified plan participant whose death triggered the RMD requirements of IRC Section 401(a)(9). A Beneficiary IRA may not be established as a “second generation” Beneficiary IRA by a successor beneficiary.

Beneficiaries should consult a qualified tax adviser for advice prior to establishing a Beneficiary IRA.

Death of Contract Owner During the Income Phase.  If you die during the income phase, the primary beneficiary becomes the contract owner. Additionally, we will pay the remaining payments under the annuity option elected at least as rapidly as under the method of distribution in effect at the time of your death.

Death of Annuitant During the Accumulation Phase or the Income Phase.  If the owner is a non-natural entity, and the annuitant dies, we will treat the death of the annuitant as the death of the contract owner. If the annuitant dies during the income phase, we will pay the remaining payments under the annuity option elected at least as rapidly as under the method of distribution in effect at the time of the annuitant’s death.

30

Taxes

The information in this prospectus is general and is not an exhaustive discussion of all tax questions that might arise under the contract. The information is not written or intended as tax or legal advice. You should consult a tax adviser about your own circumstances. In addition, we do not profess to know the likelihood that current federal income tax laws and Treasury Regulations or the current interpretations of the Internal Revenue Code, Regulations, and other guidance will continue. We cannot make any guarantee regarding the future tax treatment of any contract. We reserve the right to make changes in the contract to assure that it continues to qualify as an annuity for tax purposes.

No attempt is made in this prospectus to consider any applicable state or other tax laws.

Taxation of the Company.  C.M. Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (IRC). For federal income tax purposes, the separate account is not a separate entity from C.M. Life, and its operations form a part of C.M. Life.

Investment income and any realized gains on separate account assets generally are reflected in the contract value, although treated as accruing to the Company and not to you. As a result, no taxes are due currently on interest, dividends and short or long-term gains earned by the separate account with respect to your contract. The Company may be entitled to certain tax benefits related to the investment of Company assets, including assets of the separate account. These tax benefits, which may include foreign tax credits and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

Annuities in General.  Annuity contracts are a means of both setting aside money for future needs - usually retirement - and for providing a mechanism to administer the payout of those funds. Congress recognized how important providing for retirement was and created special rules in the IRC for annuities. Simply stated, these rules provide that you will generally not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral.

Diversification.  IRC Section 817(h) imposes certain diversification standards on the underlying assets of variable annuity contracts. The IRC provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. Disqualification of the contract as an annuity contract would result in a loss of tax deferral, meaning the imposition of federal income tax to the owner with respect to earnings under the contract prior to the receipt of payments under the contract. We intend that all investment portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

Investor Control of Assets.  For variable annuity contracts, tax deferral also depends on the insurance company, and not you, having control of the assets held in the separate accounts. You can transfer among the sub-accounts of the separate account but cannot direct the investments each underlying fund makes. If you have too much investor control of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn. The IRS has provided some guidance on investor control by issuing Revenue Rulings 2003-91 and 2003-92, but some issues remain unclear. One unanswered question is whether an owner will be deemed to own the assets in the contract if the variable contract offers too large a choice of funds in which to invest, and if so, what that number might be. We do not know if the IRS will issue any further guidance on this question. We do not know if any guidance would have a retroactive effect. Consequently, we reserve the right to modify the contract, as necessary, so that you will not be treated as having investor control of the assets held under the separate account.

Qualified Contracts.  Your contract is referred to as a qualified contract if it is purchased under a qualified retirement plan (qualified plan) such as an Individual Retirement Annuity (IRA), Roth IRA, tax-sheltered annuity plan (TSA or TSA plan), corporate pension and profit-sharing plan (including 401(k) plans and H.R. 10 plans), or a governmental 457(b) deferred compensation plan. Qualified plans are subject to various limitations on eligibility, contributions, transferability and distributions based on the type of plan. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law.

31

Contracts issued under a qualified plan include special provisions restricting contract provisions that may otherwise be available as described in this prospectus. Generally, contracts issued under a qualified plan are not transferable. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to distributions from qualified contracts. See “Taxes – Taxation of Qualified Contracts.”

Eligible rollover distributions from an IRA, TSA, qualified plan or governmental 457(b) deferred compensation plan may generally be rolled over into another IRA, TSA, qualified plan or governmental 457(b) deferred compensation plan, if permitted by the plan. These amounts may be transferred directly from one qualified plan or account to another, or as an indirect rollover, in which the plan participant receives a distribution from the qualified plan or account, and reinvests it in the receiving qualified plan or account within 60 days of receiving the distribution.

IRC Section 408(d)(3)(B) provides that an individual is only permitted to make one indirect rollover from an IRA to another IRA in any one year period. The IRS previously applied this limitation on an IRA-by-IRA basis, allowing a taxpayer to make an indirect rollover from an IRA, so long as he or she had not made an indirect rollover from that same IRA within the preceding one year period, even if he or she had made indirect rollovers from a different IRA. Effective for distributions on or after January 1, 2015, the limitation applies on an aggregate basis, meaning that an individual cannot make an indirect rollover from one IRA to another if he or she has made an indirect rollover involving any IRA (including a Roth, SEP, or SIMPLE IRA) within one year. It is important to note that the one rollover per year limitation does not apply to amounts transferred directly between IRAs in a trustee-to-trustee transfer.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts we sell in connection with qualified plans use annuity tables which do not differentiate on the basis of sex. Such annuity tables are also available for use in connection with certain non-qualified deferred compensation plans.

Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. You should consult a tax adviser as to the tax treatment and suitability of your investment. The contribution limits referenced in the plan descriptions below are the limits for 2018, and may change in subsequent years.

Individual Retirement Annuities

IRC Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). IRAs are subject to limitations on eligibility, contributions, transferability and distributions. See “Taxes – Taxation of Qualified Contracts.” IRA contributions are limited to the lesser of $5,500 or 100% of compensation, and an additional catch-up contribution of $1,000 is available for individuals age 50 and over. Contributions are deductible, unless you are an active participant in a qualified plan and your modified adjusted gross income exceeds certain limits. Contracts issued for use with IRAs are subject to special requirements by the IRC, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Tax-Sheltered Annuities

IRC Section 403(b) permits certain eligible employers to purchase annuity contracts, known as Tax-Sheltered Annuities (TSAs), under a section 403(b) program. Eligible employers are organizations that are exempt from tax under IRC Section 501(c)(3) and public educational organizations. Contributions made to a TSA and the earnings on those contributions are generally not included in gross income of the employee until distributed from the plan. TSAs are subject to limitations on contributions, which may be made as “elective deferrals” (contributions made pursuant to a salary reduction agreement) or as non-elective or matching contributions by an employer. In general, annual contributions made by an employer and employee to a TSA may not exceed the lesser of:

i)	$55,000; or
ii)	100% of includible compensation (a maximum of $275,000 of includible compensation may be considered).

An employee’s elective salary reduction contributions are limited to $18,500. In addition, certain catch-up contributions may be made by eligible participants age 50 or over and those with 15 or more years of service with the same employer. TSAs are subject to additional restrictions, including on such items as: the form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. See “Taxes – Tax-Sheltered Annuities Taxation and Withdrawal Restrictions.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.

32

Governmental 457(b) Deferred Compensation Plans

Employees of (and independent contractors who perform services for) certain state and local governmental units, or certain tax-exempt employers, may participate in an IRC Section 457(b) plan of the employer, allowing them to defer part of their salary or other compensation. Contributions made to an IRC Section 457(b) plan and the earnings on those contributions are generally not included in gross income of the employee until distributed from the plan. IRC Section 457(b) deferrals are limited to the lesser of:

i)	$18,500; or
ii)	100% of includible compensation.

In addition, certain catch-up contributions may be made by eligible participants age 50 or over, and those within three years of normal retirement age under the plan. The contract purchased is issued to the employer or trustee, as applicable. All contract value in a governmental 457(b) deferred compensation plan must be held for the exclusive benefit of the employee, and such plans are subject to limitations on distributions. See “Taxes – Withdrawal Restrictions – Governmental 457(b) Deferred Compensation Contract.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Taxation of Qualified Contracts.  If you have no cost basis for your interest in a qualified contract, the full amount of any distribution is taxable to you as ordinary income. If you do have a cost basis for all or some of your interest, a portion of the distribution is taxable, generally based on the ratio of your cost basis to your total contract value. Special tax rules may be available for certain distributions from a qualified plan.

IRC Section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified plans, including contracts issued and qualified under IRC Sections 401 (pension and profit-sharing plans), 403 (TSAs), 408 (IRAs), and 408A (Roth IRAs). Exceptions from the penalty tax are as follows:

1)	distributions made on or after you reach age 59 1⁄2;
2)	distributions made after your death;
3)	distributions made that are attributable to the employee being disabled as defined in the IRC;
4)	after severance from employment, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary (in applying this exception to distributions from IRAs, a severance of employment is not required);
5)	distributions made after severance from employment if you have reached age 55 (not applicable to distributions from IRAs);
6)	distributions made to you up to the amount allowable as a deduction to you under IRC Section 213 for amounts you paid during the taxable year for medical care;
7)	distributions made on account of an IRS levy made on a qualified retirement plan or IRA;
8)	distributions made to an alternate payee pursuant to a qualified domestic relations order (not applicable to distributions from IRAs);
9)	distributions from an IRA for the purchase of medical insurance (as described in IRC Section 213(d)(1)(D)) for you and your spouse and dependents if you received unemployment compensation for at least 12 weeks and have not been re-employed for at least 60 days;
10)	certain qualified reservist distributions;
11)	distributions from an IRA to the extent they do not exceed your qualified higher education expenses (as defined in IRC Section 72(t)(7)) for the taxable year; and
12)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in IRC Section 72(t)(8)).

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1⁄2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. The IRS has indicated that a modification will occur if, after the first valuation date, there is:

i)	any addition to the account balance other than gains or losses;
ii)	any non-taxable transfer of a portion of the account balance to another retirement plan; or
iii)	a rollover by the individual of the amount received resulting in such amount not being taxable.

The rules governing substantially equal periodic payments are complex. You should consult a tax adviser or IRS Revenue Ruling 2002-62 for more specific information.

33

Tax-Sheltered Annuities Taxation and Withdrawal Restrictions.  Under IRS regulations, effective January 1, 2009, all TSA plans must have a written plan document which specifies the requirements that each contract must meet in order to be qualified under the plan. In addition, the document must provide a list of the providers and contracts that are permitted to be purchased by TSA plan participants under the plan. TSA plan participants should be aware that if a TSA plan removes the provider or specific contract type that the TSA plan participant owns from its approved list, the TSA plan participant may be restricted from making further salary reduction contributions into that contract. TSA plans also have the right to restrict the ability to take loans and hardship withdrawals from a TSA contract. Because a plan participant may own more than one TSA contract, before we process a transaction we may require the TSA plan to approve the transaction to ensure that rules regarding loans, hardships and distribution restrictions are met. TSA plan participants should contact their individual TSA plan to determine the specific rules that apply to them.

The IRS regulations also make significant changes to Revenue Ruling 90-24 exchanges or transfers. Under the regulations an exchange may only be done when the TSA plan allows TSA exchanges under its plan and the provider of the new TSA contract agrees to share information with the TSA plan to ensure that the requirements of the TSA plan are met. Given this restriction, before a TSA exchange is processed, the TSA plan is required to approve the transaction or provide a list of vendors for which it has an information sharing agreement (ISA). Additionally, because most of the regulations were not effective until 2009, there was great uncertainty about their application to contract exchanges that took place between September 24, 2007 and January 1, 2009. Because of this uncertainty, it is possible that an exchange that took place prior to January 1, 2009 caused a TSA plan participant to incur taxation on the value of the contract. However, it is also possible that such an exchange did not have adverse tax consequences. If a TSA plan participant exchanged a contract to a TSA contract with a provider that does not have an ISA with the TSA plan, the participant had until July 1, 2009 to avoid adverse tax consequences by exchanging the contract for a TSA contract with which the TSA plan does have an ISA.

The IRC limits the withdrawal of purchase payments made by TSA plan participants through salary reductions from certain TSAs. Withdrawals of salary reduction amounts and their earnings can be made when a TSA plan participant:

1)	reaches age 59 1⁄2;
2)	has a severance from employment;
3)	dies;
4)	becomes disabled, as that term is defined in the IRC; or
5)	the TSA plan terminates (starting January 1, 2009).

In the case of hardship, the TSA plan participant can only withdraw the purchase payments and not any earnings. The TSA plan participant is required to suspend salary reduction contributions to any other TSA contract for a six-month period following the date of hardship distribution.

TSA contract value as of December 31, 1988 and contract amounts attributable to service with a former employer are not subject to these restrictions. Additionally, return of excess contributions or amounts paid to a spouse as a result of a qualified domestic relations order are not subject to these restrictions.

TSA contracts issued January 1, 2009 and after are subject to distribution restrictions on employer contributions. These restrictions are determined by the TSA plan and can be based on criteria such as completing years of service or attaining a stated age.

Withdrawal Restrictions – Texas Optional Retirement Program.  No withdrawals may be made in connection with a contract issued pursuant to the Texas Optional Retirement Program for faculty members of Texas public institutions of higher learning before you:

•	terminate employment in all such institutions and repay employer contributions if termination occurs during the first twelve months of employment;
•	retire;
•	die; or
•	attain age 70 1⁄2.

Withdrawal Restrictions – Governmental 457(b) Deferred Compensation Contract.  Amounts may not be paid to a participant of a governmental 457(b) deferred compensation plan prior to the participant’s:

•	attainment of age 70 1⁄2;
•	severance from employment;
•	incurring an unforeseeable emergency; or
•	compliance with a qualified domestic relations order (QDRO).

34

In certain circumstances, amounts may also be distributed upon termination of the deferred compensation plan or if the contract contains $5,000 or less, as provided by the plan.

Governmental 457(b) deferred compensation plans are subject to the required minimum distribution rules of IRC Section 401(a)(9). The sections of this prospectus related to qualified contracts contain more detailed information regarding these rules.

Required Minimum Distribution for Qualified Contracts.  For qualified contracts, distributions generally must begin no later than April 1st of the calendar year following the later of:

a)	the calendar year in which you attain age 70 1⁄2; or
b)	the calendar year in which you retire.

The date set forth in (b) does not apply to an IRA or to a five-percent owner of the employer maintaining the plan. Required distributions generally must be over a period not exceeding your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. Upon your death, additional distribution requirements are imposed. If your contract has not entered the income phase and your death occurs after your required beginning date, distributions must be made at least as rapidly as under the method in effect at the time of your death or over the life or life expectancy of the designated beneficiary. If your contract has not entered the income phase and your death occurs before your required beginning date, the remaining interest must be distributed within five years or over the life or life expectancy of the designated beneficiary. If your death occurs after your contract has entered the income phase, distributions must be made at least as rapidly as under the method in effect at the time of your death. If required minimum distributions are not made, a 50% penalty tax is imposed on the amount that should have been distributed.

The Regulations under IRC Section 401(a)(9) include a provision that could increase the dollar amount of required minimum distributions for individuals who fund their IRA or qualified retirement plan with an annuity contract. During the accumulation phase of the annuity contract, Treasury Regulations Section 1.401(a)(9)-6, Q&A-12 requires that individuals add the actuarial present value of any additional benefits provided under the annuity (such as certain living or death benefits) to the dollar amount credited to the owner or beneficiary under the contract in order to determine the fair market value of the contract. A larger fair market value will result in the calculation of a higher required minimum distribution amount. You should consult a tax adviser to determine how this may impact your specific circumstances.

Income Tax Reporting and Withholding.  Federal law requires that we file an information return on Form 1099-R with the IRS (with a copy to you) reporting any taxable amounts paid to you under the annuity contract. By January 31st of the calendar year following the year of any payment(s), we will issue the Form 1099-R to the owner of the annuity contract. Following the death of the owner the Form 1099-R will be sent to each beneficiary who receives a payment under the contract.

The portion of any distribution that is includible in the gross income of the owner is subject to federal income tax withholding. The amount of the withholding depends on the type of distribution. Withholding for periodic payments is at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate (but not lower). Distributions from certain retirement plans, excluding IRAs, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding. The 20% withholding requirement generally does not apply to:

a)	a series of substantially equal payments made at least annually for:
i)	the life or life expectancy of the owner, or joint and last survivor expectancy of the owner and a designated beneficiary; or
ii)	for a specified period of ten years or more;
b)	distributions which are required minimum distributions; or
c)	hardship distributions from a 401(k) plan or a tax-sheltered annuity.

You should consult a tax adviser regarding withholding requirements.

Generation Skipping Transfer Tax Withholding.  Under certain circumstances, the IRC may impose a generation skipping transfer tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Non-Resident Aliens and Foreign Entities.  Generally, a distribution from a contract to a non-resident alien or foreign entity is subject to federal tax withholding at a rate of 30% of the amount of income that is distributed. A non-resident alien is a person who is neither a citizen, nor a resident, of the United States of America (U.S.). We are required to withhold the tax and send it to the IRS. Some distributions to non-resident aliens or foreign entities may be subject to a lower (or no) tax if a treaty

35

applies. In order to obtain the benefits of such a treaty, the non-resident alien must claim the treaty benefit on Form W-8BEN (or the equivalent form), providing us with:

1)	proof of residency (in accordance with IRS requirements); and
2)	the applicable individual taxpayer identification number.

If the above conditions are not met, we will withhold 30% of the income from the distribution. Additionally, under the Foreign Account Tax Compliance Act, effective July 1, 2014, U.S. withholding may occur with respect to certain entity owners (including foreign financial institutions and non-financial foreign entities (such as corporations, partnerships, and trusts)) at a 30% rate without regard to lower treaty rates.

Civil Unions and Domestic Partnerships.  Parties to a civil union or domestic partnership are not treated as spouses under federal law. You should consult a tax adviser for more information on this subject.

Other Information

Terminal Illness Benefit

In most states, you may elect a Terminal Illness Benefit. We will require proof that you are terminally ill and not expected to live more than 12 months. This proof will include certification by a licensed medical practitioner performing within the scope of his/her license. You may not be the licensed medical practitioner, nor can the medical practitioner be your parent, spouse or child. The Terminal Illness Benefit will equal the death benefit amount we would have calculated as of the business day we receive your request in good order at our Service Center. If the contract is owned by a non-natural person (i.e. trust, etc.), then “you” shall mean annuitant.

We will not apply a contingent deferred sales charge with respect to any Terminal Illness Benefit. Payment of the Terminal Illness Benefit will terminate the contract.

Distribution

The contracts are no longer for sale to the public. Pursuant to separate underwriting agreements with the Company, on its own behalf and on behalf of the separate account, MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, serves as principal underwriter of the contracts sold by its registered representatives, and MML Strategic Distributors, LLC (MSD), a subsidiary of MassMutual, serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA). Commissions for sales of the contract by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of the contract by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts. We also pay expense allowances in connection with the sales of the contracts. The maximum commission payable for the contract is 8.63% of purchase payments made to a contract and/or up to 2.4% of contract value annually.

Additional Compensation Paid to MMLIS.  Most MMLIS registered representatives are also MassMutual insurance agents, and as such, are eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the contract may help these registered representatives and their supervisors qualify for such benefits. MMLIS registered representatives who are also general agents or sales managers of MassMutual also may receive overrides, allowances and other compensation that is based on sales of the contract by their registered representatives.

Additional Compensation Paid to Certain Broker-Dealers.  We and MSD make additional commission payments to certain broker-dealers in the form of asset-based payments and sales-based payments. We also make cash payments and non-cash payments to certain broker-dealers. The asset-based and sales-based payments are made to participate in those broker-dealers’ preferred provider programs or marketing support programs, or to otherwise promote the contract. Asset-based payments are

36

based on the value of the assets in the MassMutual contracts sold by that broker-dealer. Sales-based payments are paid on each sale of the contract and each subsequent purchase payment applied to the contract. Cash payments are made to attend sales conferences and educational seminars sponsored by certain broker-dealers. Non-cash payments include various promotional items. For a list of the broker-dealers to whom we currently pay additional compensation for selling the contract, visit www.massmutual.com/privacy-policy/compensation-arrangements or call our Service Center at the number shown on page 1 of this prospectus.

The additional compensation arrangements described in the preceding paragraphs are not offered to all broker-dealers and the terms of such arrangements may differ among broker-dealers. Some broker-dealers may receive two or more of these payments. Such payments may give us greater access to the registered representatives of the broker-dealers that receive such compensation or may influence the way that a broker-dealer markets the contract. Any such compensation will be paid by MSD or us and will not result in any additional direct charge to you.

The additional compensation arrangements may provide a registered representative with an incentive to sell the contract over other available variable annuity contracts whose issuers do not provide such compensation or who provide lower levels of such compensation. Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer, depending on the agreement between the representative and their firm. MassMutual is not involved in determining compensation paid to a registered representative of an unaffiliated broker-dealer. You may contact your broker-dealer or registered representative to find out more information about the compensation they may receive in connection with your purchase of a contract. You may want to take these compensation arrangements into account when evaluating any recommendations regarding the contract.

We intend to recoup a portion of the cash and non-cash compensation payments that we make through the assessment of certain charges described in this prospectus, including the contingent deferred sales charge. We may also use some of the 12b-1 distribution fee payments and other payments that we receive from certain funds to help us make these cash and non-cash payments.

Assignment

If your contract is issued as a 403(b) tax-sheltered annuity or an individual retirement annuity, you cannot assign the contract. If your contract is issued pursuant to a qualified plan other than an individual retirement annuity, there may be limitations on your ability to assign the contract. If you assign your contract, your rights may only be exercised with the consent of the assignee of record. In certain states, you cannot assign the contract without our approval. We will refuse or accept any request to assign the contract on a non-discriminatory basis. Please refer to your contract.

We must receive written notice, in good order, of the assignment, for any assignment we allow to be binding on us. We are not responsible for the validity of an assignment.

Unclaimed Property

Every state has some form of unclaimed property law that imposes varying legal and practical obligations on insurers and, indirectly, on contract owners, beneficiaries, and any other payees of proceeds from a contract. Unclaimed property laws generally provide for the transfer of benefits or payments under various circumstances to the abandoned property division or unclaimed property office in the state of last residence. This process is known as escheatment. To help avoid escheatment, keep your own information, as well as beneficiary and any other payee information up-to-date, including: full names, postal and electronic media addresses, telephone numbers, dates of birth, and social security numbers. To update this information, contact our Service Center.

Voting Rights

We are the legal owner of the fund shares. When a fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain, from you and other owners, instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares for which we have not received voting instructions, in proportion to those instructions. This will also include any shares that we own on our own behalf. This may result in a small number of owners controlling the outcome of the vote. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

During the accumulation phase of your contract and while the annuitant is living, we determine the number of shares you may vote by dividing your contract value in each fund, if any, by $100. Fractional shares are counted. During the income phase or after the annuitant dies, we determine the number of shares you may vote based on our liability for future variable monthly annuity payments.

37

Changes to the Contract

We reserve the right to amend the contract to meet the requirements of applicable federal or state laws or regulations, or as otherwise provided in the contract. We will notify you by written notice of such amendments.

Suspension of Payments or Transfers

We may be required to suspend or postpone transfers from the funds or payments from the funds for withdrawals or death benefits during any period when:

•	the NYSE is closed (other than customary weekend and holiday closings);
•	trading on the NYSE is restricted;
•	an emergency exists as a result of which disposal of shares of the funds is not reasonably practicable or we cannot reasonably value the shares of the funds; or
•	during any other period when the SEC, by order, so permits for your protection.

We reserve the right to defer payment for a withdrawal from the fixed account or payment of loan proceeds from the fixed account for the period permitted by law but not for more than six months.

If, pursuant to the SEC’s rules, a money market fund (Fund) suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, withdrawal or death benefit from the applicable money market sub-account until the Fund is liquidated.

Termination of Contract

We will terminate your contract upon the occurrence of any of the following events:

1)	the date of the last annuity payment;
2)	the date payment is made of the entire contract value;
3)	the date of the last payment upon death to the last beneficiary; or
4)	the date your contract is returned under the right to examine contract provision.

Anti-Money Laundering

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a purchase payment or block a contract owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

Our Ability to Make Payments Under the Contract

Our Claims-Paying Ability.  Our “claims-paying ability” is our ability to meet any contractual obligation we have to make payments under the contract. These amounts include death benefits, annuity payments, withdrawals and any amounts paid out through the contract’s additional features. It is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and as with any insurance product, there are risks to purchasing this contract. For this reason, you should consider our financial strength and claims-paying ability to meet our obligations under the contract when purchasing a contract and making investment decisions.

Obligations of Our Separate Account.  Contract value you allocate to the funds is maintained in our separate account. Any withdrawals or transfers of contract value from the funds will be taken from the separate account. We cannot use the separate account’s assets to pay any of our liabilities other than those arising from the contracts. See “Investment Choices – The Separate Account.”

Obligations of Our General Account.  Contract value you allocate to the fixed accounts is maintained in our general account. The assets of our general account support our insurance and annuity obligations and are subject to our general liabilities from our business operations and to claims by our creditors. We use general account assets for many purposes including to pay death benefits, annuity payments, withdrawals and transfers from the fixed accounts and to pay amounts we provide to you through an elected additional feature that are in excess of your contract value allocated to the separate account.

Because of exemptive and exclusionary provisions, the general account, unlike the separate account, has not been registered under the 1933 Act or the 1940 Act. Because of this, the general account is generally not subject to the provisions of the

38

1933 Act or the 1940 Act. However, disclosures regarding the general account are subject to certain generally applicable provisions of the federal securities laws that require complete and accurate statements in prospectuses.

Our Financial Statements

We encourage both existing and prospective owners to read and understand our financial statements and those of the separate account. Our audited statutory financial statements and the separate account’s audited U.S. GAAP financial statements are included in the SAI. You can request an SAI by contacting our Service Center at the number or address on page 1 of this prospectus.

Computer System Failures and Cybersecurity

The Company relies on its parent, MassMutual, for various operating and administrative services including computer systems. The Company, MassMutual and its business partners rely on computer systems to conduct business, including customer service, marketing and sales activities, customer relationship management and producing financial statements. While MassMutual and the Company’s business partners have policies, procedures, automation and backup plans designed to prevent or limit the effect of failures, computer systems may be vulnerable to disruptions or breaches as a result of natural disasters, man-made disasters, criminal activity, pandemics, or other events beyond their control. The failure of the computer systems for any reason could disrupt operations, result in the loss of customer business and adversely impact profitability.

MassMutual and the Company’s business partners retain confidential information on their respective computer systems, including customer information and proprietary business information. Any compromise of the security of the computer systems that results in the disclosure of personally identifiable customer information could damage our reputation, expose us to litigation, increase regulatory scrutiny and require us to incur significant technical, legal, and other expenses.

Legal Proceedings

The Company is subject to legal and regulatory actions, including class action lawsuits, in the ordinary course of its business. Our pending legal and regulatory actions include proceedings specific to us, as well as proceedings generally applicable to business practices in the industry in which we operate. From time to time, we also are subject to governmental and administrative proceedings and regulatory inquiries, examinations, and investigations in the ordinary course of our business. In addition, we, along with other industry participants, may occasionally be subject to investigations, examinations, and inquiries (in some cases industry-wide) concerning issues upon which regulators have decided to focus. Some of these proceedings involve requests for substantial and/or unspecified amounts, including compensatory or punitive damages.

While it is not possible to predict with certainty the ultimate outcome of any pending litigation proceedings or regulatory action, management believes, based on information currently known to it, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect upon the Separate Account, the ability of the principal underwriter(s) to perform in accordance with its contracts with the Company on behalf of the Separate Account, or the ability of the Company to meet its obligations under the contract.

For more information regarding the Company’s litigation and other legal proceedings, see the notes to the Company’s financial statements contained within the SAI.

Table of Contents of the Statement of Additional Information

Assignment of Contract

Distribution and Administration

Accumulation Units and Unit Value

Transfers During the Income Phase

Payment of Death Benefit

Annuity Payments

Experts

Financial Statements

39

[THIS PAGE INTENTIONALLY LEFT BLANK]

40

To obtain a free copy of the Statement of Additional Information, return this request form to the address shown below or call our Service Center at (800) 272-2216.

To:	MassMutual

Document Management Services – Annuities W360

P.O. Box 9067

Springfield, MA 01102-9067

Please send me the Statement of Additional Information for MassMutual Artistry (AN6103SAI).

Name

Address

City	State	Zip

Telephone

41

[THIS PAGE INTENTIONALLY LEFT BLANK]

42

Appendix A

Condensed Financial Information

The following schedules include accumulation unit values for the periods indicated. We have extracted some of this data from the separate account’s audited financial statements. You should read this information in conjunction with the separate account’s audited financial statements and related notes that are included in the Statement of Additional Information.

Accumulation Unit Values

Sub-Account	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Value at Inception Date
Fidelity® VIP Contrafund®	$27.68	$22.98	$21.53	$21.64	$19.56	$15.08	$13.11	$13.60	$11.74	$8.76	$8.27	(a)
Invesco V.I. Diversified Dividend	11.53	10.75	9.47	9.39	8.42	6.50	5.54	5.73	5.25	4.17	10.39	(a)
Invesco V.I. Global Health Care (q)	22.11	19.31	22.07	21.65	18.31	13.18	11.03	10.74	10.32	8.18	9.52	(a)
Invesco V.I. Technology	6.13	4.59	4.68	4.44	4.04	3.27	2.97	3.17	2.64	1.70	4.26	(a)
MML Aggressive Allocation	18.63	15.88	14.80	15.10	14.44	11.47	10.03	10.34	9.01	6.80	10.00	(c)
MML Asset Allocation (k)	—	—	—	—	—	—	13.36	13.30	11.95	10.33	10.00	(b)
MML Balanced Allocation	15.90	14.43	13.76	13.97	13.42	11.86	10.68	10.62	9.53	7.81	10.00	(c)
MML Blend	22.07	19.38	17.92	18.12	16.52	13.89	12.48	12.05	10.84	9.10	9.22	(a)
MML Blue Chip Growth	38.79	28.81	28.89	26.31	24.40	17.47	14.94	14.91	12.99	9.23	10.00	(b)
MML China (d)	—	—	—	—	16.62	15.11	12.21	15.28	14.80	—	10.00	(e)
MML Concentrated Growth (k)	—	—	—	—	—	—	6.09	6.21	5.51	3.90	7.08	(a)
MML Conservative Allocation	15.49	14.30	13.68	13.89	13.37	12.15	11.04	10.89	9.85	8.22	10.00	(c)
MML Core Allocation	21.34	18.78	17.44	17.85	16.71	14.30	12.95	13.13	12.17	—	10.00	(e)
MML Emerging Growth (k)	—	—	—	—	—	—	4.95	5.36	4.32	3.90	6.76	(a)
MML Enhanced Index Core Equity (k)	—	—	—	—	—	—	14.21	14.01	12.42	10.13	10.00	(b)
MML Equity	19.76	17.27	15.52	16.26	14.75	11.20	9.76	10.26	9.05	7.01	9.38	(a)
MML Equity Income	29.27	25.46	21.71	23.59	22.19	17.28	14.91	15.20	13.38	10.82	10.00	(b)
MML Equity Index	19.00	15.84	14.38	14.41	12.88	9.89	8.66	8.62	7.62	6.11	8.13	(a)
MML Focused Equity	19.51	16.23	13.95	15.54	14.04	10.32	—	—	—	—	10.00	(f)
MML Foreign	14.80	12.30	12.27	12.96	14.09	11.80	10.03	11.27	10.89	8.52	8.72	(a)
MML Fundamental Growth	18.61	14.79	14.45	13.81	12.61	9.67	—	—	—	—	10.00	(f)
MML Fundamental Value	17.56	15.48	13.86	14.48	13.20	10.23	—	—	—	—	10.00	(f)
MML Global	10.99	8.95	8.42	8.64	8.40	6.63	5.42	5.72	5.13	3.93	7.07	(a)
MML Growth	32.14	25.45	23.62	22.46	21.05	16.44	14.17	15.05	12.89	—	10.00	(e)
MML Growth & Income	27.16	22.22	20.67	20.81	18.94	14.46	12.24	12.62	11.46	9.08	10.00	(b)
MML Growth Allocation	17.60	15.34	14.43	14.71	14.07	11.61	10.26	10.43	9.18	7.17	10.00	(c)

43

Sub-Account	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Value at Inception Date
MML High Yield	$16.59	$15.56	$13.54	$13.89	$13.96	$12.77	$11.09	$10.61	$—	$—	$10.00	(g)
MML Income & Growth	18.11	15.61	13.57	13.74	12.73	10.34	9.34	8.95	8.11	6.95	8.53	(a)
MML Inflation-Protected and Income	14.33	14.04	13.51	13.88	13.57	15.04	14.24	12.69	12.05	10.97	10.00	(b)
MML International	20.07	15.43	15.16	16.13	16.85	14.08	12.14	14.34	13.58	—	10.00	(e)
MML International Equity	11.78	9.16	8.58	9.15	—	—	—	—	—	—	10.00	(h)
MML Large Cap Growth	14.14	10.72	10.88	10.48	9.68	7.33	6.41	6.73	5.73	4.40	7.41	(a)
MML Managed Bond	19.24	18.60	18.32	18.67	17.75	18.26	17.47	16.47	15.58	14.31	10.74	(a)
MML Managed Volatility	15.55	14.43	14.08	13.83	13.41	11.51	10.29	10.84	9.76	7.56	9.03	(a)
MML Mid Cap Growth	39.78	32.25	30.70	29.09	25.99	19.24	17.11	17.53	13.85	9.64	9.56	(a)
MML Mid Cap Value	46.51	42.13	34.59	35.52	30.81	23.90	20.72	21.10	17.78	13.81	12.29	(a)
MML Moderate Allocation	16.69	14.90	14.11	14.37	13.77	11.85	10.59	10.61	9.46	7.61	10.00	(c)
MML NASDAQ-100® (k)	—	—	—	—	—	—	5.19	5.09	4.31	2.83	4.72	(a)
MML Oppenheimer Small Company Opportunities (i)	—	—	—	—	—	—	—	—	—	10.98	10.00	(b)
MML Short-Duration Bond	10.73	10.62	10.47	10.53	10.54	10.58	10.42	10.20	—	—	10.00	(g)
MML Small Cap Equity	30.72	27.18	23.26	24.95	22.51	16.15	13.80	14.28	11.71	8.68	10.51	(a)
MML Small Cap Growth Equity	23.14	19.07	17.11	18.24	17.43	11.88	10.60	11.32	9.36	6.85	8.03	(a)
MML Small Cap Index (k)	—	—	—	—	—	—	14.85	14.94	12.04	9.76	9.89	(a)
MML Small Company Value	29.31	26.62	20.38	21.86	22.06	17.00	14.96	15.37	12.90	—	10.00	(e)
MML Small/Mid Cap Value	36.85	32.86	26.58	28.47	26.32	19.28	16.38	17.92	14.30	10.14	10.00	(b)
MML Strategic Emerging Markets	15.34	11.60	11.06	13.07	14.01	15.20	13.27	17.32	15.01	—	10.00	(e)
MML T. Rowe Price Growth Equity (j)	—	—	—	—	—	—	—	—	—	3.44	7.07	(a)
MML Total Return Bond	10.58	10.42	10.31	10.43	10.11	10.42	—	—	—	—	10.00	(f)
MML U.S. Government Money Market	9.11	9.18	9.28	9.39	9.50	9.62	9.73	9.85	9.96	10.07	10.00	(c)
Oppenheimer Capital Appreciation	15.53	12.39	12.82	12.53	10.98	8.57	7.59	7.77	7.19	5.03	8.28	(a)
Oppenheimer Conservative Balanced (l)	14.91	13.81	13.27	13.32	12.46	11.14	10.03	10.08	9.03	7.50	10.11	(a)
Oppenheimer Discovery Mid Cap Growth	10.36	8.14	8.05	7.64	7.30	5.44	4.72	4.73	3.75	2.86	8.08	(a)
Oppenheimer Global	25.50	18.88	19.09	18.58	18.38	14.61	12.19	13.45	11.74	8.50	8.52	(a)
Oppenheimer Global Multi-Alternatives	9.55	9.64	9.43	9.92	—	—	—	—	—	—	10.00	(h)
Oppenheimer Global Strategic Income	21.70	20.66	19.62	20.31	19.99	20.25	18.05	18.11	15.94	13.57	10.00	(a)
Oppenheimer Government Money (o)	10.47	10.55	10.68	10.80	10.93	11.06	11.19	11.32	11.45	11.55	10.37	(a)
Oppenheimer High Income (m), (n)	—	—	—	—	—	—	3.79	3.93	3.46	2.79	9.71	(a)

44

Sub-Account	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Value at Inception Date
Oppenheimer International Growth	$17.36	$13.91	$14.38	$14.06	$15.34	$12.33	$10.21	$11.13	$9.81	$7.13	$7.53	(a)
Oppenheimer Main Street	19.18	16.60	15.05	14.74	13.47	10.35	8.96	9.06	7.90	6.23	4.88	(a)
Panorama Growth (k)	—	—	—	—	—	—	8.97	9.05	7.93	6.21	8.03	(a)
Panorama Total Return (k)	—	—	—	—	—	—	9.13	9.22	7.99	6.75	8.89	(a)
PIMCO CommodityRealReturn® Strategy	5.92	5.86	5.17	7.03	8.74	10.37	9.99	10.93	8.90	6.36	10.00	(p)
VY® Clarion Global Real Estate	15.33	14.03	14.11	14.46	12.85	12.54	10.10	10.79	9.41	7.14	10.00	(p)

Accumulation Units Outstanding

Sub-Account	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Fidelity® VIP Contrafund® (a)	1,534,847	1,628,905	1,704,526	1,775,136	1,871,160	1,941,274	2,010,385	2,064,791	2,130,943	2,105,200
Invesco V.I. Diversified Dividend (a)	165,487	145,887	114,825	97,652	89,570	89,738	85,759	93,005	99,678	87,308
Invesco V.I. Global Health Care (a), (q)	175,885	199,712	219,332	223,551	216,658	219,636	223,655	236,033	255,598	277,493
Invesco V.I. Technology (a)	302,558	284,469	315,479	326,861	341,757	326,744	323,053	382,753	390,293	314,341
MML Aggressive Allocation (c)	1,269,276	1,242,650	1,118,095	1,022,592	900,063	809,161	641,932	524,855	319,136	166,422
MML Asset Allocation (b), (k)	—	—	—	—	—	—	1,076,773	1,171,334	1,241,236	1,283,483
MML Balanced Allocation (c)	1,155,739	1,146,831	1,100,134	1,074,637	1,023,331	824,977	698,067	565,630	335,882	87,873
MML Blend (a)	1,300,624	1,377,990	1,438,989	1,556,275	1,649,929	1,798,741	1,752,203	1,923,619	2,135,626	2,357,731
MML Blue Chip Growth (b)	325,829	334,944	339,320	332,180	352,631	350,012	315,332	314,731	300,054	216,986
MML China (d), (e)	—	—	—	—	16,946	19,576	22,292	17,868	11,936	—
MML Concentrated Growth (a), (k)	—	—	—	—	—	—	567,048	631,626	674,196	655,938
MML Conservative Allocation (c)	882,159	917,706	935,287	920,837	865,262	755,487	540,103	398,667	230,072	28,999
MML Core Allocation (e)	527,798	451,008	338,043	325,378	269,238	217,914	176,904	115,156	43,140	—
MML Emerging Growth (a), (k)	—	—	—	—	—	—	177,358	194,044	183,858	187,616
MML Enhanced Index Core Equity (b), (k)	—	—	—	—	—	—	80,466	71,748	75,543	76,605
MML Equity (a)	880,836	993,472	1,093,599	1,203,444	1,332,811	1,528,767	1,652,080	1,840,025	1,998,737	2,257,035
MML Equity Income (b)	442,188	482,829	535,179	562,100	596,225	623,151	643,866	657,685	658,490	628,966
MML Equity Index (a)	343,856	351,753	346,385	357,071	358,672	360,110	361,741	396,768	429,048	434,699
MML Focused Equity (f)	20,515	19,960	21,167	21,555	23,435	10,809	—	—	—	—
MML Foreign (a)	395,577	444,658	458,593	489,860	475,350	510,376	542,917	560,769	572,896	589,190
MML Fundamental Growth (f)	12,540	9,016	4,990	2,526	1,643	1,500	—	—	—	—
MML Fundamental Value (f)	46,763	40,023	35,106	21,245	14,107	3,475	—	—	—	—

45

Sub-Account	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
MML Global (a)	225,820	234,583	238,187	237,076	250,327	258,188	288,977	318,814	337,767	353,630
MML Growth (e)	127,321	122,084	110,713	108,167	100,769	87,331	76,630	47,085	20,481	—
MML Growth & Income (b)	608,470	682,293	743,410	810,049	891,536	1,002,997	1,099,428	1,167,221	1,228,050	1,273,370
MML Growth Allocation (c)	2,904,020	2,883,594	2,737,955	2,419,824	2,156,788	1,869,918	1,621,662	1,240,331	849,101	432,830
MML High Yield (g)	110,781	93,985	86,794	80,177	73,978	52,670	40,822	4,226	—	—
MML Income & Growth (a)	473,409	513,907	552,953	602,162	640,200	687,738	754,946	808,272	867,507	964,303
MML Inflation-Protected and Income (b)	476,874	485,276	519,738	550,593	570,549	670,253	658,405	630,668	585,985	539,530
MML International (e)	109,325	105,446	94,847	84,133	71,534	62,419	59,766	37,322	14,499	—
MML International Equity (h)	12,505	3,988	3,457	1,632	—	—	—	—	—	—
MML Large Cap Growth (a)	353,858	408,080	457,148	501,991	554,671	613,033	677,707	737,790	774,684	836,021
MML Managed Bond (a)	962,540	1,021,950	1,074,409	1,096,988	1,157,134	1,309,542	1,356,113	1,414,959	1,406,261	1,438,955
MML Managed Volatility (a)	383,807	418,229	456,842	503,785	533,442	567,286	630,895	677,164	702,362	730,593
MML Mid Cap Growth (a)	724,052	791,443	820,923	860,884	910,981	987,857	1,057,388	1,126,208	1,214,453	1,264,923
MML Mid Cap Value (a)	573,328	627,738	670,535	710,791	765,603	845,112	926,596	993,332	1,076,116	1,183,528
MML Moderate Allocation (c)	3,105,464	3,157,270	3,071,265	2,827,430	2,559,446	2,224,254	1,745,785	1,379,617	933,543	273,696
MML NASDAQ-100® (a), (k)	—	—	—	—	—	—	275,971	250,412	245,957	177,839
MML Oppenheimer Small Company Opportunities (b), (i)	—	—	—	—	—	—	—	—	—	198,025
MML Short-Duration Bond (g)	97,975	112,314	111,407	83,639	84,611	67,893	33,049	21,031	—	—
MML Small Cap Equity (a)	304,543	324,464	335,972	356,325	377,738	395,998	413,644	433,961	468,519	272,321
MML Small Cap Growth Equity (a)	248,289	284,711	297,906	315,610	337,152	374,492	390,853	418,048	444,038	453,849
MML Small Cap Index (a), (k)	—	—	—	—	—	—	266,093	267,959	277,557	256,701
MML Small Company Value (e)	39,566	43,534	38,850	37,818	32,133	27,640	19,304	15,049	3,721	—
MML Small/Mid Cap Value (b)	256,672	281,011	303,482	325,587	354,316	385,247	405,704	423,468	437,822	432,823
MML Strategic Emerging Markets (e)	90,022	79,823	74,450	66,480	66,432	63,472	54,802	48,472	18,904	—
MML T. Rowe Price Growth Equity (a), (j)	—	—	—	—	—	—	—	—	—	123,107
MML Total Return Bond (f)	129,832	103,658	92,902	87,911	60,735	27,978	—	—	—	—
MML U.S. Government Money Market (c)	1,261,467	1,432,713	1,491,705	1,587,127	1,784,818	2,037,144	454,399	401,720	325,073	217,992
Oppenheimer Capital Appreciation (a)	1,129,915	1,246,738	1,353,818	1,469,156	1,628,627	1,842,320	2,024,284	2,205,687	2,388,640	2,554,790
Oppenheimer Conservative Balanced (a), (l)	200,096	214,700	228,280	253,545	278,031	310,285	298,849	356,481	406,481	681,559
Oppenheimer Discovery Mid Cap Growth (a)	1,314,345	1,467,963	1,630,285	1,801,698	1,950,964	2,178,548	2,300,780	2,519,283	2,824,298	3,068,640
Oppenheimer Global (a)	1,718,958	1,906,361	2,063,077	2,206,465	2,383,979	2,617,062	2,858,448	3,104,622	3,395,950	3,679,452

46

Sub-Account	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Oppenheimer Global Multi-Alternatives (h)	6,140	5,075	3,667	3,110	—	—	—	—	—	—
Oppenheimer Global Strategic Income (a)	863,739	912,978	1,003,363	1,072,486	1,128,885	1,192,988	1,176,318	1,224,387	1,240,330	1,322,467
Oppenheimer Government Money (a), (o)	236,722	309,235	326,787	366,590	371,720	492,896	560,449	618,555	742,791	929,013
Oppenheimer High Income (a), (m), (n)	—	—	—	—	—	—	330,044	402,453	474,789	722,623
Oppenheimer International Growth (a)	509,098	572,045	608,752	630,381	650,777	695,236	763,551	780,868	805,623	786,851
Oppenheimer Main Street (a)	612,339	660,346	714,594	774,730	837,313	938,575	889,247	964,952	1,046,832	1,101,089
Panorama Growth (a), (k)	—	—	—	—	—	—	142,405	159,369	176,304	204,979
Panorama Total Return (a), (k)	—	—	—	—	—	—	81,705	79,051	68,889	65,784
PIMCO CommodityRealReturn® Strategy (p)	179,935	176,412	174,070	173,313	165,907	144,771	141,471	124,122	113,533	84,515
VY® Clarion Global Real Estate (p)	80,104	86,709	93,171	101,051	97,161	89,120	80,963	77,711	66,532	64,769

Notes to Condensed Financial Information

(a)	Commencement of public offering was June 29, 2001.
(b)	Commencement of public offering was May 1, 2003.
(c)	Commencement of public offering was January 19, 2008.
(d)	Effective April 28, 2014, MML China merged into MML Foreign.
(e)	Commencement of public offering was May 1, 2009.
(f)	Commencement of public offering was May 1, 2012.
(g)	Commencement of public offering was May 1, 2010.
(h)	Commencement of public offering was May 1, 2014.
(i)	Effective May 1, 2009, MML Oppenheimer Small Company Opportunities was merged into MML Oppenheimer Small Cap Equity.
(j)	Effective May 1, 2009, MML T. Rowe Price Growth Equity was merged into MML T. Rowe Price Blue Chip Growth.
(k)	Beginning April 30, 2012, this sub-account is unavailable as an investment choice.
(l)	This sub-account is unavailable in contracts issued on or after April 30, 2012.
(m)	Unavailable in contracts issued on or after May 1, 2009. For contracts issued prior to May 1, 2009, you may not allocate any new money to this sub-account via purchase payments or transfers.
(n)	Effective October 26, 2012, Oppenheimer High Income was merged into Oppenheimer Global Strategic Income.
(o)	This sub-account is unavailable in contracts issued on or after January 19, 2008.
(p)	Commencement of public offering was May 1, 2006.
(q)	Effective April 30, 2018, known as Invesco V.I. Health Care.

47

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

MASSMUTUAL ARTISTRY

C.M. LIFE INSURANCE COMPANY

(Depositor)

C.M. MULTI-ACCOUNT A

(Registrant)

STATEMENT OF ADDITIONAL INFORMATION

This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 2018, for the individual or group variable deferred annuity contracts with flexible purchase payments which are referred to herein.

For a copy of the prospectus call (800) 272-2216 or write to: MassMutual, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067.

May 1, 2018

MassMutual Artistry

Statement of Additional Information

ASSIGNMENT OF CONTRACT

In certain states, the contract cannot be assigned without C.M. Life’s approval. C.M. Life will refuse or accept any request to assign the contract on a non-discriminatory basis. Please refer to your contract.

The Company will not be charged with notice of any assignment of a contract or of the interest of any beneficiary or of any other person unless the assignment is in writing and the Company receives the original or a true copy thereof at its Service Center. The Company assumes no responsibility for the validity of any assignment.

For qualified contracts, the following provisions should be noted:

1)  No person entitled to receive annuity payments under a contract or part or all of the contract’s value will be permitted to commute, anticipate, encumber, alienate or assign such amounts, except upon the written authority of the contract owner given during the annuitant’s lifetime and received in good order by the Company at its Service Center. To the extent permitted by law, no contract nor any proceeds or interest payable thereunder will be subject to the annuitant’s or any other person’s debts, contracts or engagements, nor to any levy or attachment for payment thereof;

2)  If an assignment of a contract is in effect on the maturity date, the Company reserves the right to pay to the assignee in one sum the amount of the contract’s maturity value to which he is entitled, and to pay any balance of such value in one sum to the contract owner, regardless of any payment options which the contract owner may have elected. Moreover, if an assignment of a contract is in effect at the death of the annuitant prior to the maturity date, the Company will pay to the assignee in one sum, to the extent that he is entitled, the greater of: (a) the total of all purchase payments, less the net amount of all partial redemptions, and less the amount of any outstanding loan, and (b) the accumulated value of the contract less the amount of any outstanding loan. Any balance of such value will be paid to the beneficiary in one sum or applied under one or more of the payment options elected;

3)  Contracts used in connection with a tax-qualified retirement plan must be endorsed to provide that they may not be sold, assigned or pledged for any purpose unless they are owned by the trustee of a trust described in Section 401(a) or by the administrator of an annuity plan described under Section 403(a) of the Internal Revenue Code of 1986, as amended (IRC); and

4)  Contracts issued under a plan for an Individual Retirement Annuity pursuant to IRC Section 408, or for a Roth Individual Retirement Annuity pursuant to IRC Section 408A, must be endorsed to provide that they are non-transferable. Such contracts may not be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose by the Annuitant to any person or party other than the Company, except to a former spouse of the annuitant in accordance with the terms of a divorce decree or other written instrument incident to a divorce.

Assignments may be subject to federal income tax.

MassMutual Artistry

Statement of Additional Information

DISTRIBUTION AND ADMINISTRATION

The contracts are no longer for sale to the public. Pursuant to separate underwriting agreements with the Company, on its own behalf and on behalf of the separate account, MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, serves as principal underwriter of the contracts sold by its registered representatives, and MML Strategic Distributors, LLC (MSD), a subsidiary of MassMutual, serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

MMLIS and MSD are located at 1295 State Street, Springfield, MA 01111-0001. MMLIS and MSD are registered with the SEC as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA).

During the last three years, MMLIS and MSD were paid the compensation amounts shown below for their actions as principal underwriters for the contracts described in the prospectus.

Year	MMLIS	MSD
2017	$87,890	$19,153
2016	$111,690	$25,391
2015	$122,275	$31,205

Commissions for sales of the contracts by MMLIS registered representatives are paid by MassMutual on behalf of MMLIS to its registered representatives. Commissions for sales of the contracts by registered representatives of other broker-dealers are paid by MassMutual on behalf of MSD to those broker-dealers.

During the last three years, commissions, as described in the prospectus, were paid by MassMutual through MMLIS and MSD as shown below.

Year	MMLIS	MSD
2017	$1,046,905	$316,305
2016	$1,144,280	$379,620
2015	$1,337,525	$344,529

We no longer offer the contract for sale to the public. However, contract owners may continue to make purchase payments to existing contracts, subject to the limitations described in the prospectus.

This offering is on a continuous basis.

Under an administration agreement with the separate account, MassMutual has agreed to provide and assume: (1) all services and expenses required for the administration of contracts with assets held by the separate account; and (2) all services and expenses required for the administration of the separate account. C.M. Life compensated MassMutual for providing these administrative services as shown below.

2017	2016	2015
$6,873,101	$10,115,304	$8,786,343

MassMutual Artistry

Statement of Additional Information

ACCUMULATION UNITS AND UNIT VALUE

During the accumulation phase, accumulation units shall be used to account for all amounts allocated to or withdrawn from the sub-accounts as a result of purchase payments, withdrawals, transfers, or fees and charges. The Company will determine the number of accumulation units of a sub-account purchased or canceled. This will be done by dividing the amount allocated to (or the amount withdrawn from) the sub-account by the dollar value of one accumulation unit of the sub-account as of the end of the business day during which the transaction is received at the Service Center.

The accumulation unit value for each sub-account was arbitrarily set initially at $10. Subsequent accumulation unit values for each sub-account are determined for each day in which the New York Stock Exchange is open for business (business day) by multiplying the accumulation unit value for the immediately preceding business day by the net investment factor for the sub-account for the current business day.

The net investment factor for each sub-account is determined by dividing A by B and subtracting C where:

A is (i) the net asset value per share of the funding vehicle or portfolio of a funding vehicle held by the sub-account for the current business day; plus (ii) any dividend per share declared on behalf of such funding vehicle or portfolio of a funding vehicle that has an ex-dividend date within the current business day; less (iii) the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation or maintenance of the sub-account.

B is the net asset value per share of the funding vehicle or portfolio held by the sub-account for the immediately preceding business day, minus the cumulative charge or credit for taxes reserved which is determined by C.M. Life to have resulted from the operation or maintenance of the sub-account as of the immediately preceding business day.

C is the cumulative charge since the immediately preceding business day for the mortality and expense risk charge and for the administrative charge.

The accumulation unit value may increase or decrease from business day to business day.

TRANSFERS DURING THE INCOME PHASE

Transfers of annuity reserves between sub-accounts will be made by converting the number of annuity units attributable to the annuity reserves being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.

The amount transferred to the general account from a sub-account will be based on the annuity reserves for the contract owner in that sub-account. Transfers to the general account will be made by converting the annuity units being transferred to purchase fixed annuity payments under the annuity option in effect and based on the age of the annuitant at the time of the transfer.

See the “Transfers and Transfer Programs – Transfers During the Income Phase” section in the prospectus for more information about transfers during the income phase.

MassMutual Artistry

Statement of Additional Information

4

PAYMENT OF DEATH BENEFIT

The Company will require due proof of death before any death benefit is paid. Due proof of death will be:

1)  a certified death certificate;

2)  a certified decree of a court of competent jurisdiction as to the finding of death; or

3)  any other proof satisfactory to the Company.

All death benefits will be paid in accordance with applicable law or regulations governing death benefit payments.

The beneficiary designation in effect on the date we issue the contract will remain in effect until changed. Unless the contract owner provides otherwise, the death benefit will be paid in equal shares to the beneficiary(ies) as follows:

1)  to the primary beneficiary(ies) who survive the contract owner’s and/or the annuitant’s death, as applicable; or

2)  if there is no primary beneficiary who survives the contract owner’s death and/or any annuitant’s death, as applicable, to the contingent beneficiary(ies) who survive the contract owner’s and/or the annuitant’s death, as applicable; or

3)  if there is no primary or contingent beneficiary who survives the contract owner’s death and/or any annuitant’s death, as applicable, to the contract owner or the contract owner’s estate.

You may name an irrevocable beneficiary(ies). In that case, a change of beneficiary requires the consent of any irrevocable beneficiary. If an irrevocable beneficiary is named, the contract owner retains all other contractual rights.

See the “Death Benefit” section in the prospectus for more information on death benefits.

ANNUITY PAYMENTS

A variable annuity payment is an annuity with payments which:

1)  are not predetermined as to dollar amount; and

2)  will vary in amount with the net investment results of the applicable sub-accounts.

Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized and may vary by gender of the annuitant and any joint annuitant. The annuity table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1)  The dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each annuity payment. The number of annuity units will remain the same for the life of the contract unless you transfer among investment choices during the income phase or if you elected an annuity option with reduced payments to the survivor and the reduced payments to a survivor commence.

MassMutual Artistry

Statement of Additional Information

5

2)  For each sub-account, the fixed number of annuity units is multiplied by the annuity unit value on each subsequent annuity payment date.

3)  The total dollar amount of each variable annuity payment is the sum of all sub-account variable annuity payments.

The number of annuity units is determined as follows:

1)  The number of annuity units credited in each sub-account will be determined by dividing the product of the portion of the contract value to be applied to the sub-account and the annuity purchase rate by the value of one annuity unit in that sub-account on the annuity date. The purchase rates are set forth in the variable annuity rate tables in the contract.

2)  For each sub-account, the amount of each annuity payment equals the product of the annuitant’s number of annuity units and the annuity unit value on the payment date. The amount of each payment may vary.

The value of any annuity unit for each sub-account was arbitrarily set initially at $10. The sub-account annuity unit value at the end of any subsequent valuation period is determined as follows:

1)  The net investment factor for the current business day is multiplied by the value of the annuity unit for the sub-account for the immediately preceding business day.

2)  The result in (1) is then divided by an assumed investment rate factor. The assumed investment rate factor equals 1.00 plus the assumed investment rate for the number of days since the preceding business day. The assumed investment rate is based on an effective annual rate of 4%.

The value of an annuity unit may increase or decrease from business day to business day. See “The Income Phase” section in the prospectus for more information.

EXPERTS

The financial statements of C.M. Multi-Account A as of December 31, 2017 and for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended and the statutory financial statements of C.M. Life Insurance Company (the Company) as of December 31, 2017 and 2016, and for each of the years in the three-year period ended December 31, 2017, have been included in this Statement of Additional Information herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, which are also included herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP’s report, dated February 21, 2018, states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the State of Connecticut Insurance Department (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP’s report states that the financial statements of the Company are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices. The principal business address of KPMG LLP is One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103.

MassMutual Artistry

Statement of Additional Information

6

KPMG LLP

One Financial Plaza

755 Main Street

Hartford, CT 06103

Report of Independent Registered Public Accounting Firm

The Board of Directors of C. M. Life Life Insurance Company and Contract Owners of C. M. Multi-Account A:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of C. M. Multi-Account A, (comprised of the sub-accounts listed in Appendix A to the opinion) (collectively, “the Separate Account”) as of December 31, 2017, the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2017, the results of its operation and the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2004.

Hartford, Connecticut

March 5, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

LA2053	F-1

Appendix A

The C. M. Multi-Account A is composed of the following sub-accounts and the activities of each sub- account have been included within the accompanying statement of assets and liabilities as of December 31, 2017 and the related statements of operations and changes in net assets for each of the years in the two-year period then ended.

Sub-Account	Sub-Account

Fidelity® VIP Contrafund® Sub-Account	MML Managed Bond Sub-Account (Initial Class)

Invesco V.I. Diversified Dividend Sub-Account	MML Managed Bond Sub-Account (Service Class)

Invesco V.I. Global Health Care Sub-Account	MML Managed Volatility Sub-Account

Invesco V.I. Technology Sub-Account	MML Mid Cap Growth Sub-Account

MML Aggressive Allocation Sub-Account	MML Mid Cap Value Sub-Account

MML Balanced Allocation Sub-Account	MML Moderate Allocation Sub-Account

MML Blend Sub-Account	MML Short-Duration Bond Sub-Account

MML Blue Chip Growth Sub-Account	MML Small Cap Equity Sub-Account

MML Conservative Allocation Sub-Account	MML Small Cap Growth Equity Sub-Account

MML Core Allocation Sub-Account	MML Small Company Value Sub-Account

MML Equity Sub-Account	MML Small/Mid Cap Value Sub-Account

MML Equity Income Sub-Account	MML Strategic Emerging Markets Sub-Account

MML Equity Index Sub-Account	MML Total Return Bond Sub-Account

MML Focused Equity Sub-Account	MML U.S. Government Money Market Sub-Account

MML Foreign Sub-Account	Oppenheimer Capital Appreciation Sub-Account

MML Fundamental Growth Sub-Account	Oppenheimer Conservative Balanced Sub-Account

MML Fundamental Value Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account

MML Global Sub-Account	Oppenheimer Global Sub-Account

MML Growth Sub-Account	Oppenheimer Global Multi-Alternatives Sub-Account

MML Growth & Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account

MML Growth Allocation Sub-Account	Oppenheimer Government Money Sub-Account

MML High Yield Sub-Account	Oppenheimer International Growth Sub-Account

MML Income & Growth Sub-Account	Oppenheimer Main Street Sub-Account

MML Inflation-Protected and Income Sub-Account	Oppenheimer Total Return Bond Sub-Account*

MML International Sub-Account	PIMCO CommodityRealReturn®Strategy Sub-Account

MML International Equity Sub-Account	VY® Clarion Global Real Estate Sub-Account

MML Large Cap Growth Sub-Account

*	Formally known as Oppenheimer Core Bond Sub-Account

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

	Fidelity® VIP Contrafund® Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	MML Aggressive Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account
ASSETS
Investments
Number of shares	2,757,828	163,282	351,523	221,162	2,446,671	2,595,744	3,112,379	1,561,173

Identified cost	$77,089,345	$3,812,501	$9,231,747	$4,258,945	$25,987,948	$27,431,661	$60,878,522	$23,380,533

Value	$104,632,008	$4,438,014	$9,294,265	$5,080,095	$26,130,443	$26,372,755	$72,606,105	$27,180,024
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-	-

Total assets	104,632,008	4,438,014	9,294,265	5,080,095	26,130,443	26,372,755	72,606,105	27,180,024

LIABILITIES
Annuitant mortality fluctuation reserve	1,460	-	241	843	-	-	3,919	400
Payable to C.M. Life Insurance Company	29	52	54	80	31	31	115	36

Total liabilities	1,489	52	295	923	31	31	4,034	436

NET ASSETS	$104,630,519	$4,437,962	$9,293,970	$5,079,172	$26,130,412	$26,372,724	$72,602,071	$27,179,588

Net Assets:
Accumulation units – value	$104,566,503	$4,437,962	$9,285,935	$5,051,065	$26,130,412	$26,327,861	$72,464,452	$27,166,257
Contracts in payout (annuitization) period	64,016	-	8,035	28,107	-	44,863	137,619	13,331

Net assets	$104,630,519	$4,437,962	$9,293,970	$5,079,172	$26,130,412	$26,372,724	$72,602,071	$27,179,588

Outstanding units
Contract owners	3,175,149	361,218	392,864	814,642	1,404,617	1,668,229	3,394,529	711,018

UNIT VALUE
Panorama Premier	$41.05	$12.76	$24.66	$6.27	$18.23	$15.56	$20.11	$37.56
Panorama Passage®
Tier 1	30.79	12.56	24.27	6.17	18.07	15.42	21.31	37.07
Tier 2	30.08	12.26	23.71	6.02	17.78	15.18	20.82	36.21
Tier 3	32.23	13.12	25.37	6.45	18.52	15.81	22.31	38.45
Tier 4	31.02	12.63	24.42	6.21	18.05	15.40	21.47	37.01
MassMutual Artistry	27.68	11.53	22.11	6.13	18.63	15.90	22.07	38.79

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	MML Conservative Allocation Sub-Account	MML Core Allocation Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account
ASSETS
Investments
Number of shares	2,118,423	893,732	1,153,678	1,795,185	638,425	74,974	1,059,614	29,491

Identified cost	$21,973,421	$10,855,518	$26,464,173	$19,253,485	$12,918,439	$992,866	$9,811,190	$363,666

Value	$21,205,415	$11,261,029	$36,554,738	$22,439,815	$19,797,551	$938,676	$11,920,655	$375,720
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	1	-	-	-	-	-	-

Total assets	21,205,415	11,261,030	36,554,738	22,439,815	19,797,551	938,676	11,920,655	375,720

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	5,841	-	441	-	1,404	-
Payable to C.M. Life Insurance Company	31	-	124	19	745	39	778	30

Total liabilities	31	-	5,965	19	1,186	39	2,182	30

NET ASSETS	$21,205,384	$11,261,030	$36,548,773	$22,439,796	$19,796,365	$938,637	$11,918,473	$375,690

Net Assets:
Accumulation units – value	$21,059,277	$11,261,030	$36,354,065	$22,439,796	$19,781,671	$938,637	$11,871,663	$375,690
Contracts in payout (annuitization) period	146,107	-	194,708	-	14,694	-	46,810	-

Net assets	$21,205,384	$11,261,030	$36,548,773	$22,439,796	$19,796,365	$938,637	$11,918,473	$375,690

Outstanding units
Contract owners	1,378,590	527,798	1,973,037	775,356	980,397	48,402	774,085	20,273

UNIT VALUE
Panorama Premier	$15.16	$-	$16.63	$28.34	$20.09	$19.27	$15.74	$18.38
Panorama Passage®
Tier 1	15.02	-	18.49	27.97	20.89	19.17	15.88	18.29
Tier 2	14.78	-	18.06	27.32	20.41	19.00	15.52	18.12
Tier 3	15.40	-	19.36	29.02	21.87	19.45	16.63	18.55
Tier 4	15.01	-	18.63	27.93	21.05	19.16	16.00	18.27
MassMutual Artistry	15.49	21.34	19.76	29.27	19.00	19.51	14.80	18.61

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account
ASSETS
Investments
Number of shares	85,977	1,050,948	284,737	1,865,402	5,644,580	335,887	2,327,297	1,231,171

Identified cost	$1,248,374	$10,984,059	$3,709,776	$17,673,027	$57,515,829	$3,384,817	$23,217,957	$13,456,498

Value	$1,306,856	$13,977,613	$4,091,671	$32,439,344	$55,034,656	$3,348,790	$29,603,219	$12,508,698
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-	-

Total assets	1,306,856	13,977,613	4,091,671	32,439,344	55,034,656	3,348,790	29,603,219	12,508,698

LIABILITIES
Annuitant mortality fluctuation reserve	-	682	-	1,391	-	-	1,598	205
Payable to C.M. Life Insurance Company	42	46	1	60	17	67	76	706

Total liabilities	42	728	1	1,451	17	67	1,674	911

NET ASSETS	$1,306,814	$13,976,885	$4,091,670	$32,437,893	$55,034,639	$3,348,723	$29,601,545	$12,507,787

Net Assets:
Accumulation units – value	$1,306,814	$13,954,158	$4,091,670	$32,391,515	$55,034,639	$3,348,723	$29,548,280	$12,500,962
Contracts in payout (annuitization) period	-	22,727	-	46,378	-	-	53,265	6,825

Net assets	$1,306,814	$13,976,885	$4,091,670	$32,437,893	$55,034,639	$3,348,723	$29,601,545	$12,507,787

Outstanding units
Contract owners	74,706	968,907	127,321	1,210,802	3,130,519	203,106	1,377,109	885,083

UNIT VALUE
Panorama Premier	$17.34	$15.40	$-	$26.30	$17.22	$16.31	$24.94	$13.87
Panorama Passage®
Tier 1	17.26	14.94	-	25.95	17.07	16.20	19.24	13.69
Tier 2	17.10	14.60	-	25.35	16.80	16.00	18.80	13.37
Tier 3	17.50	15.64	-	26.92	17.50	16.51	20.14	14.20
Tier 4	17.25	15.06	-	25.91	17.05	16.18	19.39	13.67
MassMutual Artistry	17.56	10.99	32.14	27.16	17.60	16.59	18.11	14.33

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	MML International Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account
				(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	200,748	12,366	1,597,977	2,460,778	226,363	1,005,274	5,627,902	4,784,192

Identified cost	$2,029,431	$138,896	$17,479,501	$31,470,093	$2,886,278	$11,750,415	$76,198,890	$52,239,074

Value	$2,194,177	$147,274	$17,082,378	$30,549,971	$2,804,718	$12,701,487	$91,115,736	$58,080,088
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-	-

Total assets	2,194,177	147,274	17,082,378	30,549,971	2,804,718	12,701,487	91,115,736	58,080,088

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	5,797	-	-	4,512	7,665	11,730
Payable to C.M. Life Insurance Company	10	3	125	9	-	96	695	209

Total liabilities	10	3	5,922	9	-	4,608	8,360	11,939

NET ASSETS	$2,194,167	$147,271	$17,076,456	$30,549,962	$2,804,718	$12,696,879	$91,107,376	$58,068,149

Net Assets:
Accumulation units – value	$2,194,167	$147,271	$16,829,135	$30,549,962	$2,804,718	$12,501,644	$90,844,383	$57,677,158
Contracts in payout (annuitization) period	-	-	247,321	-	-	195,235	262,993	390,991

Net assets	$2,194,167	$147,271	$17,076,456	$30,549,962	$2,804,718	$12,696,879	$91,107,376	$58,068,149

Outstanding units
Contract owners	109,325	12,505	1,041,184	1,566,108	220,199	825,862	1,728,260	1,307,293

UNIT VALUE
Panorama Premier	$-	$-	$17.27	$-	$12.74	$15.09	$66.86	$41.30
Panorama Passage®
Tier 1	-	-	17.46	19.16	-	14.85	49.65	43.85
Tier 2	-	-	17.05	18.71	-	14.50	48.50	42.84
Tier 3	-	-	18.27	20.05	-	15.52	51.97	45.90
Tier 4	-	-	17.59	19.30	-	14.94	50.02	44.18
MassMutual Artistry	20.07	11.78	14.14	19.24	-	15.55	39.78	46.51

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Bond Sub-Account

ASSETS
Investments
Number of shares	5,909,548	289,396	2,234,719	936,731	70,584	1,052,567	119,163	185,226

Identified cost	$65,004,498	$2,839,308	$19,877,759	$14,260,464	$1,112,762	$10,835,227	$1,157,165	$1,919,703

Value	$65,005,023	$2,812,932	$23,007,266	$14,028,993	$1,159,693	$14,725,416	$1,381,100	$1,902,270
Dividends receivable	-	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-	-

Total assets	65,005,023	2,812,932	23,007,266	14,028,993	1,159,693	14,725,416	1,381,100	1,902,270

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	11	2,710	-	100	-	-
Payable to C.M. Life Insurance Company	21	39	320	83	1	29	6	53

Total liabilities	21	39	331	2,793	1	129	6	53

NET ASSETS	$65,005,002	$2,812,893	$23,006,935	$14,026,200	$1,159,692	$14,725,287	$1,381,094	$1,902,217

Net Assets:
Accumulation units – value	$64,831,835	$2,812,893	$23,006,579	$13,935,878	$1,159,692	$14,721,948	$1,381,094	$1,902,217
Contracts in payout (annuitization) period	173,167	-	356	90,322	-	3,339	-	-

Net assets	$65,005,002	$2,812,893	$23,006,935	$14,026,200	$1,159,692	$14,725,287	$1,381,094	$1,902,217

Outstanding units
Contract owners	3,908,930	264,218	698,473	479,460	39,566	403,626	90,022	180,325

UNIT VALUE
Panorama Premier	$16.33	$10.55	$35.49	$36.84	$-	$35.68	$-	$10.45
Panorama Passage®
Tier 1	16.19	10.48	32.03	32.61	-	35.21	-	10.39
Tier 2	15.93	10.35	31.29	31.85	-	34.39	-	10.30
Tier 3	16.59	10.68	33.53	34.13	-	36.52	-	10.54
Tier 4	16.17	10.47	32.27	32.85	-	35.16	-	10.39
MassMutual Artistry	16.69	10.73	30.72	23.14	29.31	36.85	15.34	10.58

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	MML U.S. Government Money Market Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Conservative Balanced Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Multi- Alternatives Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Government Money Sub-Account

ASSETS
Investments
Number of shares	24,454,752	837,242	951,701	378,140	2,052,105	5,978	8,589,377	7,834,386

Identified cost	$24,434,827	$38,296,004	$11,922,003	$21,505,911	$63,689,210	$60,710	$45,431,754	$7,834,386

Value	$24,454,752	$46,634,406	$15,151,080	$31,843,161	$97,310,836	$58,640	$44,063,503	$7,834,386
Dividends receivable	-	-	-	-	-	-	-	2,437
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-	-

Total assets	24,454,752	46,634,406	15,151,080	31,843,161	97,310,836	58,640	44,063,503	7,836,823

LIABILITIES
Annuitant mortality fluctuation reserve	4,844	7,370	2,501	2,905	8,770	-	5,569	924
Payable to C.M. Life Insurance Company	1,899	170	641	90	1,133	9	525	50

Total liabilities	6,743	7,540	3,142	2,995	9,903	9	6,094	974

NET ASSETS	$24,448,009	$46,626,866	$15,147,938	$31,840,166	$97,300,933	$58,631	$44,057,409	$7,835,849

Net Assets:
Accumulation units – value	$24,286,548	$46,378,310	$15,064,570	$31,743,332	$96,997,006	$58,631	$43,871,788	$7,805,018
Contracts in payout (annuitization) period	161,461	248,556	83,368	96,834	303,927	-	185,621	30,831

Net assets	$24,448,009	$46,626,866	$15,147,938	$31,840,166	$97,300,933	$58,631	$44,057,409	$7,835,849

Outstanding units
Contract owners	2,711,134	2,482,713	1,017,028	2,276,585	3,152,233	6,140	2,011,754	707,333

UNIT VALUE
Panorama Premier	$8.91	$21.22	$14.81	$18.77	$36.95	$-	$21.90	$11.97
Panorama Passage®
Tier 1	8.83	21.25	14.58	18.53	36.48	-	21.43	10.30
Tier 2	8.69	20.76	14.24	18.10	35.64	-	20.93	10.06
Tier 3	9.05	22.25	15.24	19.40	38.18	-	22.43	10.78
Tier 4	8.82	21.41	14.67	18.67	36.76	-	21.59	10.37
MassMutual Artistry	9.11	15.53	14.91	10.36	25.50	9.55	21.70	10.47

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2017

	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Total Return Bond Sub-Account	PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account

ASSETS
Investments
Number of shares	9,437,131	1,656,958	841,305	239,522	208,254

Identified cost	$18,683,960	$41,243,165	$6,898,343	$2,452,473	$2,463,717

Value	$24,442,169	$53,436,901	$6,587,416	$1,734,138	$2,588,598
Dividends receivable	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-

Total assets	24,442,169	53,436,901	6,587,416	1,734,138	2,588,598

LIABILITIES
Annuitant mortality fluctuation reserve	993	4,654	6,313	-	-
Payable to C.M. Life Insurance Company	52	130	108	44	39

Total liabilities	1,045	4,784	6,421	44	39

NET ASSETS	$24,441,124	$53,432,117	$6,580,995	$1,734,094	$2,588,559

Net Assets:
Accumulation units – value	$24,408,033	$53,276,975	$6,370,577	$1,734,094	$2,588,559
Contracts in payout (annuitization) period	33,091	155,142	210,418	-	-

Net assets	$24,441,124	$53,432,117	$6,580,995	$1,734,094	$2,588,559

Outstanding units
Contract owners	1,007,002	2,596,541	451,891	295,499	170,987

UNIT VALUE
Panorama Premier	$36.40	$20.69	$14.56	$5.77	$14.94
Panorama Passage®
Tier 1	23.46	21.07	-	5.70	14.78
Tier 2	22.91	20.58	-	5.60	14.51
Tier 3	24.55	22.05	-	5.87	15.22
Tier 4	23.63	21.23	-	5.70	14.76
MassMutual Artistry	17.36	19.18	-	5.92	15.33

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2017

	Fidelity® VIP Contrafund® Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	MML Aggressive Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account
Investment income
Dividends	$993,438	$71,424	$34,714	$-	$272,062	$488,226	$1,495,317	$2,795

Expenses
Mortality and expense risk fees and administrative charges	1,274,180	53,890	120,498	59,835	284,022	307,423	885,960	315,365

Net investment income (loss)	(280,742)	17,534	(85,784)	(59,835)	(11,960)	180,803	609,357	(312,570)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	2,415,565	293,835	854,209	429,457	135,789	(196,944)	1,821,382	1,221,389
Realized gain distribution	5,297,831	146,400	482,197	245,102	1,429,258	1,057,870	2,821,250	2,200,592

Realized gain (loss)	7,713,396	440,235	1,336,406	674,559	1,565,047	860,926	4,642,632	3,421,981

Change in net unrealized appreciation/depreciation of investments	11,010,034	(156,827)	36,825	657,026	2,254,354	1,352,571	3,928,562	4,158,154

Net gain (loss) on investments	18,723,430	283,408	1,373,231	1,331,585	3,819,401	2,213,497	8,571,194	7,580,135

Net increase (decrease) in net assets resulting from operations	18,442,688	300,942	1,287,447	1,271,750	3,807,441	2,394,300	9,180,551	7,267,565

Capital transactions:
Transfer of net premiums	2,141,311	256,676	273,475	83,811	1,971,465	1,366,687	1,390,480	830,866
Transfers due to death benefits	(741,922)	(25,188)	(112,961)	(48,440)	-	(222,894)	(440,724)	(247,610)
Transfers due to annuity benefit payments	(11,553)	-	(1,611)	(3,815)	-	(3,821)	(18,005)	(1,957)
Transfers due to withdrawal of funds	(8,148,774)	(269,403)	(907,559)	(547,369)	(760,831)	(2,137,761)	(5,476,530)	(2,523,810)
Transfers due to loans, net of repayments	48,929	7,389	8,168	8,107	(12,470)	(19,206)	36,599	5,442
Transfers due to rider and contingent deferred sales charges	(7,073)	(425)	(614)	(327)	(618)	(505)	(4,207)	(1,346)
Transfers due to net charge (credit) to annuitant mortality fluctuation	3,264	(16)	43	(162)	-	704	1,816	365
Transfers between Sub-Accounts and to/from Fixed Account	(1,522,894)	113,590	(532,980)	408,446	(503,678)	1,361,156	(916,453)	93,266

Net increase (decrease) in net assets resulting from capital transactions	(8,238,712)	82,623	(1,274,039)	(99,749)	693,868	344,360	(5,427,024)	(1,844,784)

Total increase (decrease)	10,203,976	383,565	13,408	1,172,001	4,501,309	2,738,660	3,753,527	5,422,781

NET ASSETS, at beginning of the year	94,426,543	4,054,397	9,280,562	3,907,171	21,629,103	23,634,064	68,848,544	21,756,807

NET ASSETS, at end of the year	$104,630,519	$4,437,962	$9,293,970	$5,079,172	$26,130,412	$26,372,724	$72,602,071	$27,179,588

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2017

	MML Conservative Allocation Sub-Account	MML Core Allocation Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account
Investment income
Dividends	$467,011	$155,394	$639,455	$466,670	$186,488	$27,142	$244,401	$3,361

Expenses
Mortality and expense risk fees and administrative charges	264,597	121,658	444,362	272,798	243,105	11,944	147,362	4,166

Net investment income (loss)	202,414	33,736	195,093	193,872	(56,617)	15,198	97,039	(805)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(542,922)	227,993	581,015	744,921	1,214,083	(33,815)	(71,983)	(1,363)
Realized gain distribution	635,920	755,922	240,656	1,413,885	509,075	205,110	-	36,195

Realized gain (loss)	92,998	983,915	821,671	2,158,806	1,723,158	171,295	(71,983)	34,832

Change in net unrealized appreciation/depreciation of investments	1,388,513	290,212	3,793,911	706,441	1,767,151	(26,247)	2,141,704	39,985

Net gain (loss) on investments	1,481,511	1,274,127	4,615,582	2,865,247	3,490,309	145,048	2,069,721	74,817

Net increase (decrease) in net assets resulting from operations	1,683,925	1,307,863	4,810,675	3,059,119	3,433,692	160,246	2,166,760	74,012

Capital transactions:
Transfer of net premiums	964,246	1,286,256	488,163	641,615	431,790	25,512	227,677	44,571
Transfers due to death benefits	(834,114)	(257)	(260,872)	(184,385)	(650,679)	-	(111,144)	-
Transfers due to annuity benefit payments	(13,117)	-	(27,717)	-	(3,775)	-	(6,171)	-
Transfers due to withdrawal of funds	(3,352,227)	(438,917)	(3,353,728)	(2,431,972)	(1,140,077)	(86,994)	(1,252,037)	(10,643)
Transfers due to loans, net of repayments	15,598	3,435	28,160	14,532	4,644	(6,088)	15,019	-
Transfers due to rider and contingent deferred sales charges	(479)	-	(1,448)	(1,194)	(270)	(32)	(901)	(5)
Transfers due to net charge (credit) to annuitant mortality fluctuation	3,180	-	2,856	-	(22,057)	-	(21,872)	-
Transfers between Sub-Accounts and to/from Fixed Account	1,551,064	631,836	(812,873)	(537,869)	(276,644)	178,465	(326,306)	34,370

Net increase (decrease) in net assets resulting from capital transactions	(1,665,849)	1,482,353	(3,937,459)	(2,499,273)	(1,657,068)	110,863	(1,475,735)	68,293

Total increase (decrease)	18,076	2,790,216	873,216	559,846	1,776,624	271,109	691,025	142,305

NET ASSETS, at beginning of the year	21,187,308	8,470,814	35,675,557	21,879,950	18,019,741	667,528	11,227,448	233,385

NET ASSETS, at end of the year	$21,205,384	$11,261,030	$36,548,773	$22,439,796	$19,796,365	$938,637	$11,918,473	$375,690

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2017

	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account
Investment Income
Dividends	$20,439	$161,267	$10,989	$285,619	$782,703	$229,872	$467,538	$428,699

Expenses
Mortality and expense risk fees and administrative charges	13,756	175,212	43,038	388,527	615,762	42,045	364,528	166,844

Net investment income (loss)	6,683	(13,945)	(32,049)	(102,908)	166,941	187,827	103,010	261,855

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,803)	437,244	118,510	1,629,545	195,786	(43,912)	554,437	(268,009)
Realized gain distribution	82,376	1,026,949	331,736	-	3,595,061	-	1,942,940	-

Realized gain (loss)	80,573	1,464,193	450,246	1,629,545	3,790,847	(43,912)	2,497,377	(268,009)

Change in net unrealized appreciation/depreciation of investments	57,241	1,257,662	414,694	4,709,873	3,112,064	62,276	1,620,205	254,620

Net gain (loss) on investments	137,814	2,721,855	864,940	6,339,418	6,902,911	18,364	4,117,582	(13,389)

Net increase (decrease) in net assets resulting from operations	144,497	2,707,910	832,891	6,236,510	7,069,852	206,191	4,220,592	248,466

Capital transactions:
Transfer of net premiums	83,983	159,136	321,791	563,047	4,015,529	251,457	428,113	390,355
Transfers due to death benefits	-	(139,878)	(18,013)	(218,377)	(8,700)	(11,052)	(238,142)	(151,395)
Transfers due to annuity benefit payments	-	(2,883)	-	(17,357)	-	-	(5,807)	(2,884)
Transfers due to withdrawal of funds	(38,709)	(1,124,830)	(356,234)	(3,132,425)	(3,082,955)	(290,161)	(2,725,067)	(2,041,152)
Transfers due to loans, net of repayments	(3,225)	5,383	532	769	(101,544)	(952)	(6,523)	12,448
Transfers due to rider and contingent deferred sales charges	-	(705)	-	(2,054)	(124)	(198)	(1,866)	(523)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(213)	-	1,262	-	-	(2,133)	(21,982)
Transfers between Sub-Accounts and to/from Fixed Account	137,703	(35,833)	204,060	(650,804)	(858,912)	161,123	(242,969)	59,297

Net increase (decrease) in net assets resulting from capital transactions	179,752	(1,139,823)	152,136	(3,455,939)	(36,706)	110,217	(2,794,394)	(1,755,836)

Total increase (decrease)	324,249	1,568,087	985,027	2,780,571	7,033,146	316,408	1,426,198	(1,507,370)

NET ASSETS, at beginning of the year	982,565	12,408,798	3,106,643	29,657,322	48,001,493	3,032,315	28,175,347	14,015,157

NET ASSETS, at end of the year	$1,306,814	$13,976,885	$4,091,670	$32,437,893	$55,034,639	$3,348,723	$29,601,545	$12,507,787

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2017

	MML International Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account
				(Initial Class)	(Service Class)
Investment Income
Dividends	$16,498	$1,420	$60,266	$985,265	$84,650	$162,399	$30,453	$890,181

Expenses
Mortality and expense risk fees and administrative charges	22,914	901	207,872	382,927	38,866	160,688	1,116,671	724,334

Net investment income (loss)	(6,416)	519	(147,606)	602,338	45,784	1,711	(1,086,218)	165,847

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	37,172	7,366	153,725	5,633	(36,355)	(65,952)	3,460,986	1,058,373
Realized gain distribution	167,757	-	4,025,951	-	-	-	8,343,491	3,416,601

Realized gain (loss)	204,929	7,366	4,179,676	5,633	(36,355)	(65,952)	11,804,477	4,474,974

Change in net unrealized appreciation/depreciation of investments	298,962	7,725	394,710	454,671	79,451	1,020,725	7,333,234	1,056,032

Net gain (loss) on investments	503,891	15,091	4,574,386	460,304	43,096	954,773	19,137,711	5,531,006

Net increase (decrease) in net assets resulting from operations	497,475	15,610	4,426,780	1,062,642	88,880	956,484	18,051,493	5,696,853

Capital transactions:
Transfer of net premiums	139,055	7,994	181,715	844,083	21,776	214,008	1,489,534	926,786
Transfers due to death benefits	(1,276)	-	(135,917)	(317,121)	(163,351)	(243,026)	(850,421)	(871,858)
Transfers due to annuity benefit payments	-	-	(20,073)	-	-	(16,218)	(30,011)	(32,356)
Transfers due to withdrawal of funds	(141,726)	(4,364)	(1,807,797)	(2,899,340)	(245,981)	(1,145,694)	(7,236,774)	(5,063,475)
Transfers due to loans, net of repayments	(2,742)	-	(1,515)	16,267	-	19,581	31,324	1,835
Transfers due to rider and contingent deferred sales charges	-	-	(1,335)	(3,543)	(65)	(1,430)	(3,652)	(4,481)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	3,457	-	-	3,734	(11,545)	7,521
Transfers between Sub-Accounts and to/from Fixed Account	76,806	91,518	(196,938)	(216,347)	95,260	(135,446)	(1,454,492)	(1,831,610)

Net increase (decrease) in net assets resulting from capital transactions	70,117	95,148	(1,978,403)	(2,576,001)	(292,361)	(1,304,491)	(8,066,037)	(6,867,638)

Total increase (decrease)	567,592	110,758	2,448,377	(1,513,359)	(203,481)	(348,007)	9,985,456	(1,170,785)

NET ASSETS, at beginning of the year	1,626,575	36,513	14,628,079	32,063,321	3,008,199	13,044,886	81,121,920	59,238,934

NET ASSETS, at end of the year	$2,194,167	$147,271	$17,076,456	$30,549,962	$2,804,718	$12,696,879	$91,107,376	$58,068,149

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2017

	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Bond Sub-Account
Investment income
Dividends	$1,122,441	$79,377	$187,532	$-	$5,015	$68,506	$-	$36,850

Expenses
Mortality and expense risk fees and administration charges	757,233	42,190	282,833	169,891	13,639	173,976	13,816	22,651

Net investment income (loss)	365,208	37,187	(95,301)	(169,891)	(8,624)	(105,470)	(13,816)	14,199

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	681,011	(21,893)	937,004	(66,314)	(98,995)	865,207	(2,767)	(8,391)
Realized gain distribution	2,947,716	-	846,454	515,895	123,225	829,653	-	-

Realized gain (loss)	3,628,727	(21,893)	1,783,458	449,581	24,230	1,694,860	(2,767)	(8,391)

Change in net unrealized appreciation/depreciation of investments	3,026,904	18,845	1,048,738	2,314,598	87,790	20,047	332,109	23,046

Net gain (loss) on investments	6,655,631	(3,048)	2,832,196	2,764,179	112,020	1,714,907	329,342	14,655

Net increase (decrease) in net assets resulting from operations	7,020,839	34,139	2,736,895	2,594,288	103,396	1,609,437	315,526	28,854

Capital transactions:
Transfer of net premiums	4,188,403	213,246	632,475	244,796	94,696	348,350	93,640	202,435
Transfers due to death benefits	(128,475)	(35,967)	(122,764)	(130,731)	(10,907)	(147,835)	(58)	-
Transfers due to annuity benefit payments	(14,245)	-	(884)	(8,345)	-	(398)	-	-
Transfers due to withdrawal of funds	(5,967,589)	(1,646,874)	(2,160,747)	(1,352,254)	(224,482)	(1,394,383)	(89,293)	(156,333)
Transfers due to loans, net of repayments	50,931	(846)	15,055	10,366	(759)	12,255	(2,357)	(466)
Transfers due to rider and contingent deferred sales charges	(369)	(141)	(2,010)	(567)	-	(396)	-	(3)
Transfers due to net charge (credit) to annuitant mortality fluctuation	3,301	-	(11,045)	1,092	-	145	-	-
Transfers between Sub-Accounts and to/from Fixed Account	260,146	377,758	(142,689)	(202,762)	38,943	(351,427)	137,782	205,061

Net increase (decrease) in net assets resulting from capital transactions	(1,607,897)	(1,092,824)	(1,792,609)	(1,438,405)	(102,509)	(1,533,689)	139,714	250,694

Total increase (decrease)	5,412,942	(1,058,685)	944,286	1,155,883	887	75,748	455,240	279,548

NET ASSETS, at beginning of the year	59,592,060	3,871,578	22,062,649	12,870,317	1,158,805	14,649,539	925,854	1,622,669

NET ASSETS, at end of the year	$65,005,002	$2,812,893	$23,006,935	$14,026,200	$1,159,692	$14,725,287	$1,381,094	$1,902,217

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2017

	MML U.S. Government Money Market Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Conservative Balanced Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Multi- Alternatives Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Government Money Sub-Account
Investment income
Dividends	$94,068	$106,296	$299,734	$9,120	$832,547	$475	$1,023,128	$32,730

Expenses
Mortality and expense risk fees and administration charges	341,249	566,154	205,445	378,906	1,123,425	657	560,581	108,645

Net investment income (loss)	(247,181)	(459,858)	94,289	(369,786)	(290,878)	(182)	462,547	(75,915)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	6,664	1,653,980	565,867	1,891,364	2,373,866	(614)	(172,948)	-
Realized gain distribution	291	4,046,895	-	2,995,876	-	-	-	-

Realized gain (loss)	6,955	5,700,875	565,867	4,887,240	2,373,866	(614)	(172,948)	-

Change in net unrealized appreciation/depreciation of investments	(6,902)	4,755,960	525,164	2,643,876	24,480,112	220	1,875,550	-

Net gain (loss) on investments	53	10,456,835	1,091,031	7,531,116	26,853,978	(394)	1,702,602	-

Net increase (decrease) in net assets resulting from operations	(247,128)	9,996,977	1,185,320	7,161,330	26,563,100	(576)	2,165,149	(75,915)

Capital transactions:
Transfer of net premiums	761,379	738,520	86,899	431,595	1,684,113	2,171	1,073,061	202,610
Transfers due to death benefits	(663,499)	(406,074)	(392,226)	(230,181)	(696,232)	-	(393,390)	(633,947)
Transfers due to annuity benefit payments	(21,262)	(31,632)	(24,759)	(8,679)	(31,351)	-	(27,130)	(3,783)
Transfers due to withdrawal of funds	(3,603,020)	(4,134,280)	(1,760,563)	(2,856,006)	(8,479,861)	(1,963)	(4,190,682)	(1,401,405)
Transfers due to loans, net of repayments	18,687	28,240	(1,593)	17,689	54,975	187	25,740	(9,256)
Transfers due to rider and contingent deferred sales charges	(1,308)	(2,811)	(776)	(1,321)	(4,620)	-	(3,384)	(842)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(56,556)	1,102	(11,459)	1,370	(26,575)	-	(9,911)	210
Transfers between Sub-Accounts and to /from Fixes Account	(894,243)	(904,808)	(146,269)	(224,726)	(1,718,722)	9,870	650,246	446,309

Net increase (decrease) in net assets resulting from capital transactions	(4,459,822)	(4,711,743)	(2,250,746)	(2,870,259)	(9,218,273)	10,265	(2,875,450)	(1,400,104)

Total increase (decrease)	(4,706,950)	5,285,234	(1,065,426)	4,291,071	17,344,827	9,689	(710,301)	(1,476,019)

NET ASSETS, at beginning of the year	29,154,959	41,341,632	16,213,364	27,549,095	79,956,106	48,942	44,767,710	9,311,868

NET ASSETS, at end of the year	$24,448,009	$46,626,866	$15,147,938	$31,840,166	$97,300,933	$58,631	$44,057,409	$7,835,849

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2017

	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Total Return Bond Sub-Account	PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account
Investment income
Dividends	$338,649	$655,486	$168,246	$195,162	$89,289

Expenses
Mortality and expense risk fees and administration charges	302,688	685,292	92,902	21,872	32,201

Net investment income (loss)	35,961	(29,806)	75,344	173,290	57,088

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	918,245	1,854,590	(390,433)	(340,828)	75,871
Realized gain distribution	-	879,434	-	-	-

Realized gain (loss)	918,245	2,734,024	(390,433)	(340,828)	75,871

Change in net unrealized appreciation/depreciation of investments	4,222,431	4,820,082	538,193	179,395	86,588

Net gain (loss) on investments	5,140,676	7,554,106	147,760	(161,433)	162,459

Net increase (decrease) in net assets resulting from operations	5,176,637	7,524,300	223,104	11,857	219,547

Capital transactions:
Transfer of net premiums	624,966	607,572	-	67,289	77,009
Transfers due to death benefits	(332,872)	(391,875)	(143,260)	(37,415)	(553)
Transfers due to annuity benefit payments	(3,222)	(17,795)	(23,359)	-	-
Transfers due to withdrawal of funds	(2,440,498)	(4,316,058)	(649,495)	(207,798)	(295,575)
Transfers due to loans, net of repayments	4,040	13,404	-	3,708	14,438
Transfers due to rider and contingent deferred sales charges	(752)	(2,411)	(660)	(21)	(158)
Transfers due to net charge (credit) to annuitant mortality fluctuation	282	(1,551)	4,084	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(753,670)	(712,398)	(149,792)	63,552	(98,878)

Net increase (decrease) in net assets resulting from capital transactions	(2,901,726)	(4,821,112)	(962,482)	(110,685)	(303,717)

Total increase (decrease)	2,274,911	2,703,188	(739,378)	(98,828)	(84,170)

NET ASSETS, at beginning of the year	22,166,213	50,728,929	7,320,373	1,832,922	2,672,729

NET ASSETS, at end of the year	$24,441,124	$53,432,117	$6,580,995	$1,734,094	$2,588,559

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2016

	Fidelity® VIP Contrafund® Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	MML Aggressive Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account
Investment income
Dividends	$744,102	$53,450	$-	$-	$310,842	$536,597	$1,451,984	$-

Expenses
Mortality and expense risk fees and administrative charges	1,192,539	46,045	131,963	52,152	235,298	280,071	852,770	276,103

Net investment income (loss)	(448,437)	7,405	(131,963)	(52,152)	75,544	256,526	599,214	(276,103)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,114,374	367,332	1,136,287	136,282	49,066	(11,594)	1,736,719	1,037,567
Realized gain distribution	7,543,403	-	1,537,997	181,115	2,125,237	1,585,587	6,471,172	2,765,244

Realized gain (loss)	8,657,777	367,332	2,674,284	317,397	2,174,303	1,573,993	8,207,891	3,802,811

Change in net unrealized appreciation/depreciation of investments	(2,227,900)	61,917	(4,059,492)	(360,744)	(789,217)	(744,903)	(3,571,510)	(3,625,793)

Net gain (loss) on investments	6,429,877	429,249	(1,385,208)	(43,347)	1,385,086	829,090	4,636,381	177,018

Net increase (decrease) in net assets resulting from operations	5,981,440	436,654	(1,517,171)	(95,499)	1,460,630	1,085,616	5,235,595	(99,085)

Capital transactions:
Transfer of net premiums	2,146,457	122,957	209,252	87,695	2,496,177	1,608,834	1,336,852	643,664
Transfers due to death benefits	(1,085,659)	(99,729)	(49,028)	(22,886)	(86,681)	(24,926)	(913,803)	(58,896)
Transfers due to annuity benefit payments	(14,578)	(354)	(1,381)	(3,082)	-	(3,667)	(19,664)	(1,663)
Transfers due to withdrawal of funds	(7,856,720)	(352,133)	(1,093,649)	(362,364)	(921,474)	(1,355,038)	(5,852,620)	(1,492,624)
Transfers due to loans, net of repayments	20,129	260	(2,899)	(3,450)	34,198	20,728	10,026	10,256
Transfers due to rider and contingent deferred sales charges	(6,435)	(363)	(632)	(294)	(522)	(443)	(4,000)	(1,206)
Transfers due to net charge (credit) to annuitant mortality fluctuation	2,648	50	115	85	-	674	407	393
Transfers between Sub-Accounts and to/from Fixed Account	(2,319,388)	854,541	(704,136)	(190,456)	(87,761)	162,901	(369,283)	(316,892)

Net increase (decrease) in net assets resulting from capital transactions	(9,113,546)	525,229	(1,642,358)	(494,752)	1,433,937	409,063	(5,812,085)	(1,216,968)

Total increase (decrease)	(3,132,106)	961,883	(3,159,529)	(590,251)	2,894,567	1,494,679	(576,490)	(1,316,053)

NET ASSETS, at beginning of the year	97,558,649	3,092,514	12,440,091	4,497,422	18,734,536	22,139,385	69,425,034	23,072,860

NET ASSETS, at end of the year	$94,426,543	$4,054,397	$9,280,562	$3,907,171	$21,629,103	$23,634,064	$68,848,544	$21,756,807

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2016

	MML Conservative Allocation Sub-Account	MML Core Allocation Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account
Investment income
Dividends	$481,889	$144,980	$595,817	$426,721	$291,360	$8,003	$223,914	$1,114

Expenses
Mortality and expense risk fees and administrative charges	257,493	83,670	425,277	257,117	226,746	8,495	141,192	2,428

Net investment income (loss)	224,396	61,310	170,540	169,604	64,614	(492)	82,722	(1,314)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(334,954)	30,780	265,837	407,608	1,021,714	(35,639)	(266,353)	(1,039)
Realized gain distribution	1,072,081	598,622	2,178,465	2,160,514	415,088	42,966	-	24,640

Realized gain (loss)	737,127	629,402	2,444,302	2,568,122	1,436,802	7,327	(266,353)	23,601

Change in net unrealized appreciation/depreciation of investments	(99,096)	(173,762)	1,035,206	587,016	212,636	86,690	194,347	(16,812)

Net gain (loss) on investments	638,031	455,640	3,479,508	3,155,138	1,649,438	94,017	(72,006)	6,789

Net increase (decrease) in net assets resulting from operations	862,427	516,950	3,650,048	3,324,742	1,714,052	93,525	10,716	5,475

Capital transactions:
Transfer of net premiums	1,284,198	1,135,211	710,526	551,762	323,721	17,201	279,331	35,335
Transfers due to death benefits	(285,904)	-	(396,193)	(71,614)	(530,468)	-	(152,424)	-
Transfers due to annuity benefit payments	(4,111)	-	(14,714)	-	(3,921)	-	(14,973)	-
Transfers due to withdrawal of funds	(1,666,682)	(212,525)	(2,724,102)	(2,123,818)	(1,507,628)	(61,404)	(823,450)	(4,355)
Transfers due to loans, net of repayments	2,567	3,946	31,833	21,494	(6,892)	1,105	10,700	-
Transfers due to rider and contingent deferred sales charges	(624)	-	(1,320)	(1,147)	(306)	(41)	(845)	(4)
Transfers due to net charge (credit) to annuitant mortality fluctuation	836	-	2,749	-	866	-	1,504	-
Transfers between Sub-Accounts and to/from Fixed Account	201,719	1,131,806	(993,960)	(368,373)	149,747	(67,916)	(7,318)	39,902

Net increase (decrease) in net assets resulting from capital transactions	(468,001)	2,058,438	(3,385,181)	(1,991,696)	(1,574,881)	(111,055)	(707,475)	70,878

Total increase (decrease)	394,426	2,575,388	264,867	1,333,046	139,171	(17,530)	(696,759)	76,353

NET ASSETS, at beginning of the year	20,792,882	5,895,426	35,410,690	20,546,904	17,880,570	685,058	11,924,207	157,032

NET ASSETS, at end of the year	$21,187,308	$8,470,814	$35,675,557	$21,879,950	$18,019,741	$667,528	$11,227,448	$233,385

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2016

	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account
Investment income
Dividends	$9,708	$141,128	$5,792	$312,904	$881,317	$201,522	$471,784	$348,340

Expenses
Mortality and expense risk fees and administrative charges	9,546	163,909	32,293	371,507	537,752	35,238	341,131	185,613

Net investment income (loss)	162	(22,781)	(26,501)	(58,603)	343,565	166,284	130,653	162,727

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(620)	375,473	43,156	1,300,761	52,673	(89,699)	412,043	(161,386)
Realized gain distribution	57,265	950,309	629,801	-	4,848,526	-	2,318,285	-

Realized gain (loss)	56,645	1,325,782	672,957	1,300,761	4,901,199	(89,699)	2,730,328	(161,386)

Change in net unrealized appreciation/depreciation of investments	36,813	(559,688)	(432,250)	872,006	(2,413,394)	312,279	869,347	579,993

Net gain (loss) on investments	93,458	766,094	240,707	2,172,767	2,487,805	222,580	3,599,675	418,607

Net increase (decrease) in net assets resulting from operations	93,620	743,313	214,206	2,114,164	2,831,370	388,864	3,730,328	581,334

Capital transactions:
Transfer of net premiums	44,376	243,855	326,979	547,839	5,106,051	132,041	334,946	361,713
Transfers due to death benefits	(15,749)	(107,819)	-	(379,685)	-	(7,717)	(413,292)	(81,459)
Transfers due to annuity benefit payments	-	(14,661)	-	(25,111)	-	-	(4,111)	(4,485)
Transfers due to withdrawal of funds	(10,017)	(1,009,724)	(133,570)	(2,963,680)	(2,690,221)	(234,253)	(1,844,389)	(1,377,213)
Transfers due to loans, net of repayments	120	242	5,858	12,098	(27,453)	2,607	7,676	(4,049)
Transfers due to rider and contingent deferred sales charges	-	(696)	-	(1,906)	(153)	(190)	(1,745)	(653)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(167)	-	501	-	-	622	1,131
Transfers between Sub-Accounts and to/from Fixed Account	189,168	(177,467)	78,051	(849,437)	(1,014,510)	159,654	(519,227)	(355,698)

Net increase (decrease) in net assets resulting from capital transactions	207,898	(1,066,437)	277,318	(3,659,381)	1,373,714	52,142	(2,439,520)	(1,460,713)

Total increase (decrease)	301,518	(323,124)	491,524	(1,545,217)	4,205,084	441,006	1,290,808	(879,379)

NET ASSETS, at beginning of the year	681,047	12,731,922	2,615,119	31,202,539	43,796,409	2,591,309	26,884,539	14,894,536

NET ASSETS, at end of the year	$982,565	$12,408,798	$3,106,643	$29,657,322	$48,001,493	$3,032,315	$28,175,347	$14,015,157

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2016

	MML International Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account
				(Initial Class)	(Service Class)
Investment income
Dividends	$17,656	$649	$19,917	$945,468	$75,829	$237,539	$-	$902,950

Expenses
Mortality and expense risk fees and administrative charges	17,600	365	198,711	410,185	38,650	168,768	1,054,746	698,190

Net investment income (loss)	56	284	(178,794)	535,283	37,179	68,771	(1,054,746)	204,760

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(9,904)	(1,118)	242,112	(70,575)	(25,015)	122,661	2,861,243	515,072
Realized gain distribution	110,333	81	1,383,586	149,428	12,056	2,555,705	10,993,362	5,440,961

Realized gain (loss)	100,429	(1,037)	1,625,698	78,853	(12,959)	2,678,366	13,854,605	5,956,033

Change in net unrealized appreciation/depreciation of investments	(70,984)	2,918	(1,751,709)	(83,796)	(1,475)	(2,444,960)	(8,930,005)	4,883,525

Net gain (loss) on investments	29,445	1,881	(126,011)	(4,943)	(14,434)	233,406	4,924,600	10,839,558

Net increase (decrease) in net assets resulting from operations	29,501	2,165	(304,805)	530,340	22,745	302,177	3,869,854	11,044,318

Capital transactions:
Transfer of net premiums	143,863	4,445	159,957	1,412,468	81,493	224,251	1,152,558	825,320
Transfers due to death benefits	-	-	(229,803)	(766,376)	(37,687)	(143,875)	(1,071,770)	(816,149)
Transfers due to annuity benefit payments	-	-	(17,735)	-	-	(15,741)	(28,652)	(32,658)
Transfers due to withdrawal of funds	(70,199)	(1,788)	(1,545,486)	(3,057,267)	(348,727)	(1,179,661)	(6,380,583)	(5,000,874)
Transfers due to loans, net of repayments	(4,633)	-	(1,866)	22,742	-	18,318	1,073	20,191
Transfers due to rider and contingent deferred sales charges	-	-	(1,207)	(3,777)	(59)	(1,430)	(3,383)	(4,184)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	4,059	-	-	3,753	3,153	2,110
Transfers between Sub-Accounts and to/from Fixed Account	90,360	2,030	(499,667)	(447,363)	529,575	(500,069)	(2,053,097)	(408,364)

Net increase (decrease) in net assets resulting from capital transactions	159,391	4,687	(2,131,748)	(2,839,573)	224,595	(1,594,454)	(8,380,701)	(5,414,608)

Total increase (decrease)	188,892	6,852	(2,436,553)	(2,309,233)	247,340	(1,292,277)	(4,510,847)	5,629,710

NET ASSETS, at beginning of the year	1,437,683	29,661	17,064,632	34,372,554	2,760,859	14,337,163	85,632,767	53,609,224

NET ASSETS, at end of the year	$1,626,575	$36,513	$14,628,079	$32,063,321	$3,008,199	$13,044,886	$81,121,920	$59,238,934

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2016

	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Bond Sub-Account
Investment income
Dividends	$1,218,543	$69,630	$215,856	$-	$3,551	$74,872	$2,042	$26,383

Expenses
Mortality and expense risk fees and administrative charges	696,883	43,464	254,910	153,134	10,408	165,995	10,180	19,454

Net investment income (loss)	521,660	26,166	(39,054)	(153,134)	(6,857)	(91,123)	(8,138)	6,929

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	357,280	(20,168)	518,860	(577,369)	(17,098)	422,833	(14,081)	(5,753)
Realized gain distribution	4,072,973	-	464,954	2,100,646	111,905	867,461	-	-

Realized gain (loss)	4,430,253	(20,168)	983,814	1,523,277	94,807	1,290,294	(14,081)	(5,753)

Change in net unrealized appreciation/depreciation of investments	(1,773,966)	29,429	2,273,927	(50,338)	166,515	1,716,588	62,476	11,127

Net gain (loss) on investments	2,656,287	9,261	3,257,741	1,472,939	261,322	3,006,882	48,395	5,374

Net increase (decrease) in net assets resulting from operations	3,177,947	35,427	3,218,687	1,319,805	254,465	2,915,759	40,257	12,303

Capital transactions:
Transfer of net premiums	5,124,308	45,163	467,983	282,790	106,993	376,545	76,653	101,346
Transfers due to death benefits	(138,888)	-	(139,355)	(83,635)	-	(74,512)	-	(27,866)
Transfers due to annuity benefit payments	(7,689)	-	(5,303)	(10,073)	-	(348)	-	-
Transfers due to withdrawal of funds	(3,181,250)	(419,967)	(1,535,269)	(832,270)	(74,105)	(1,152,990)	(52,465)	(49,150)
Transfers due to loans, net of repayments	(9,237)	(3,232)	5,575	12,078	1,195	29,112	2,584	(3,454)
Transfers due to rider and contingent deferred sales charges	(352)	(76)	(1,785)	(561)	-	(394)	-	(5)
Transfers due to net charge (credit) to annuitant mortality fluctuation	1,603	-	(516)	1,020	-	111	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(908,766)	1,370,546	(413,407)	(277,470)	78,528	(592,501)	35,374	167,374

Net increase (decrease) in net assets resulting from capital transactions	879,729	992,434	(1,622,077)	(908,121)	112,611	(1,414,977)	62,146	188,245

Total increase (decrease)	4,057,676	1,027,861	1,596,610	411,684	367,076	1,500,782	102,403	200,548

NET ASSETS, at beginning of the year	55,534,384	2,843,717	20,466,039	12,458,633	791,729	13,148,757	823,451	1,422,121

NET ASSETS, at end of the year	$59,592,060	$3,871,578	$22,062,649	$12,870,317	$1,158,805	$14,649,539	$925,854	$1,622,669

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2016

	MML U.S. Government Money Market Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Conservative Balanced Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Multi- Alternatives Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Government Money Sub-Account
Investment income
Dividends	$39	$176,470	$398,889	$-	$872,203	$571	$2,345,936	$1,057

Expenses
Mortality and expense risk fees and administrative charges	377,305	540,463	221,073	360,090	1,019,681	462	592,268	128,508

Net investment income (loss)	(377,266)	(363,993)	177,816	(360,090)	(147,478)	109	1,753,668	(127,451)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	3,551	1,347,707	332,634	1,837,361	420,174	(335)	(478,709)	-
Realized gain distribution	-	4,471,255	-	2,210,184	5,528,553	-	-	-

Realized gain (loss)	3,551	5,818,962	332,634	4,047,545	5,948,727	(335)	(478,709)	-

Change in net unrealized appreciation/depreciation of investments	29,282	(7,123,194)	131,448	(3,436,727)	(7,088,099)	933	1,123,757	-

Net gain (loss) on investments	32,833	(1,304,232)	464,082	610,818	(1,139,372)	598	645,048	-

Net increase (decrease) in net assets resulting from operations	(344,433)	(1,668,225)	641,898	250,728	(1,286,850)	707	2,398,716	(127,451)

Capital transactions:
Transfer of net premiums	810,136	858,925	173,242	438,453	1,637,371	2,800	1,325,793	557,288
Transfers due to death benefits	(260,415)	(1,074,457)	(138,947)	(564,439)	(555,327)	-	(818,907)	(136,006)
Transfers due to annuity benefit payments	(29,378)	(28,198)	(24,374)	(12,731)	(34,533)	-	(30,068)	(2,573)
Transfers due to withdrawal of funds	(4,344,272)	(3,735,654)	(1,193,144)	(2,562,296)	(7,035,433)	(659)	(4,144,915)	(1,039,969)
Transfers due to loans, net of repayments	69,338	44,580	1,489	16,465	56,502	(795)	(2,328)	25,978
Transfers due to rider and contingent deferred sales charges	(1,713)	(2,585)	(791)	(1,245)	(4,184)	-	(3,669)	(1,020)
Transfers due to net charge (credit) to annuitant mortality fluctuation	3,640	3,544	5,417	1,550	2,868	-	3,861	208
Transfers between Sub-Accounts and to/from Fixed Account	1,595,690	(331,114)	(412,897)	(589,888)	(2,155,287)	12,314	(2,705,917)	(476,797)

Net increase (decrease) in net assets resulting from capital transactions	(2,156,974)	(4,264,959)	(1,590,005)	(3,274,131)	(8,088,023)	13,660	(6,376,150)	(1,072,891)

Total increase (decrease)	(2,501,407)	(5,933,184)	(948,107)	(3,023,403)	(9,374,873)	14,367	(3,977,434)	(1,200,342)

NET ASSETS, at beginning of the year	31,656,366	47,274,816	17,161,471	30,572,498	89,330,979	34,575	48,745,144	10,512,210

NET ASSETS, at end of the year	$29,154,959	$41,341,632	$16,213,364	$27,549,095	$79,956,106	$48,942	$44,767,710	$9,311,868

See Notes to Financial Statements.

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2016

	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Core Bond Sub-Account	PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account
Investment income
Dividends	$264,324	$548,568	$298,639	$17,288	$29,380

Expenses
Mortality and expense risk fees and administrative charges	303,257	638,827	106,785	21,178	34,756

Net investment income (loss)	(38,933)	(90,259)	191,854	(3,890)	(5,376)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	370,956	1,373,066	(498,139)	(348,675)	68,720
Realized gain distribution	562,294	5,830,889	-	-	-

Realized gain (loss)	933,250	7,203,955	(498,139)	(348,675)	68,720

Change in net unrealized appreciation/depreciation of investments	(1,702,678)	(2,369,972)	477,113	564,641	(74,309)

Net gain (loss) on investments	(769,428)	4,833,983	(21,026)	215,966	(5,589)

Net increase (decrease) in net assets resulting from operations	(808,361)	4,743,724	170,828	212,076	(10,965)

Capital transactions:
Transfer of net premiums	550,395	533,224	-	80,162	73,249
Transfers due to death benefits	(183,220)	(793,431)	(153,353)	(4,472)	(2,145)
Transfers due to annuity benefit payments	(5,980)	(12,432)	(19,736)	-	-
Transfers due to withdrawal of funds	(1,761,449)	(4,031,773)	(850,528)	(111,755)	(238,186)
Transfers due to loans, net of repayments	18,901	11,431	-	2,439	(8,083)
Transfers due to rider and contingent deferred sales charges	(744)	(2,277)	(741)	(19)	(181)
Transfers due to net charge (credit) to annuitant mortality fluctuation	1,062	986	3,053	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(890,055)	(210,022)	(154,596)	117,597	119,008

Net increase (decrease) in net assets resulting from capital transactions	(2,271,090)	(4,504,294)	(1,175,901)	83,952	(56,338)

Total increase (decrease)	(3,079,451)	239,430	(1,005,073)	296,028	(67,303)

NET ASSETS, at beginning of the year	25,245,664	50,489,499	8,325,446	1,536,894	2,740,032

NET ASSETS, at end of the year	$22,166,213	$50,728,929	$7,320,373	$1,832,922	$2,672,729

See Notes to Financial Statements.

C.M. Multi-Account A

Notes To Financial Statements

1.	ORGANIZATION

C.M. Multi-Account A (the “Separate Account”) is a separate investment account of C.M. Life Insurance Company (“C.M. Life”) established on August 3, 1994. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

C.M. Life is a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”).

C.M. Life maintains three segments within the Separate Account, they are: Panorama Premier, Panorama Passage®, and MassMutual Artistry. One of the three segments, Panorama Passage®, has multiple tiers. The unit values of these tiers differ based on the associated expense ratio.

The assets and liabilities of the Separate Account are clearly identified and distinguished from C.M. Life’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other C.M. Life business.

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2017, the Separate Account consists of fifty-three sub-accounts which invest in the following mutual funds. All of the funds may not be available to all of the three segments of the Separate Account:

Sub-Accounts	The sub-account listed in the first column invests in the fund in this column

Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Portfolio [1]

Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Fund [3]

Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Fund [3]

Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Fund [3]

MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Fund [4]

MML Balanced Allocation Sub-Account	MML Balanced Allocation Fund [4]

MML Blend Sub-Account	MML Blend Fund [5]

MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Fund [4]

MML Conservative Allocation Sub-Account	MML Conservative Allocation Fund [4]

MML Core Allocation Sub-Account	MML American Funds® Core Allocation [4]

MML Equity Sub-Account	MML Equity Fund [5]

MML Equity Income Sub-Account	MML Equity Income Fund [4]

MML Equity Index Sub-Account	MML Equity Index Fund [4]

MML Focused Equity Sub-Account	MML Focused Equity Fund [4]

MML Foreign Sub-Account	MML Foreign Fund [4]

MML Fundamental Growth Sub-Account	MML Fundamental Growth Fund [4]

MML Fundamental Value Sub-Account	MML Fundamental Value Fund [4]

MML Global Sub-Account	MML Global Fund [4]

MML Growth Sub-Account	MML American Funds® Growth Fund [4]

MML Growth & Income Sub-Account	MML Growth & Income Fund [4]

MML Growth Allocation Sub-Account	MML Growth Allocation Fund [4]

MML High Yield Sub-Account	MML High Yield Fund [5]

MML Income & Growth Sub-Account	MML Income & Growth Fund [4]

Notes To Financial Statements (Continued)

Sub-Accounts	The sub-account listed in the first column invests in the fund in this column

MML Inflation-Protected and Income Sub-Account	MML Inflation-Protected and Income Fund [5]

MML International Sub-Account	MML American Funds® International Fund [4]

MML International Equity Sub-Account	MML International Equity Fund [4]

MML Large Cap Growth Sub-Account	MML Large Cap Growth Fund [4]

MML Managed Bond Sub-Account (Initial Class)	MML Managed Bond Fund (Initial Class) [5]

MML Managed Bond Sub-Account (Service Class)	MML Managed Bond Fund (Service Class) [5]

MML Managed Volatility Sub-Account	MML Managed Volatility Fund [4]

MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Fund [4]

MML Mid Cap Value Sub-Account	MML Mid Cap Value Fund [4]

MML Moderate Allocation Sub-Account	MML Moderate Allocation Fund [4]

MML Short-Duration Bond Sub-Account	MML Short-Duration Bond Fund [5]

MML Small Cap Equity Sub-Account	MML Small Cap Equity Fund [5]

MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Fund [4]

MML Small Company Value Sub-Account	MML Small Company Value Fund [4]

MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Fund [4]

MML Strategic Emerging Markets Sub-Account	MML Strategic Emerging Markets Fund [5]

MML Total Return Bond Sub-Account	MML Total Return Bond Fund [4]

MML U.S. Government Money Market Sub-Account	MML U.S. Government Money Market Fund [5]

Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Fund/VA [6]

Oppenheimer Conservative Balanced Sub-Account	Oppenheimer Conservative Balanced Fund/VA [6]

Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Discovery Mid Cap Growth Fund/VA [6]

Oppenheimer Global Sub-Account	Oppenheimer Global Fund/VA [6]

Oppenheimer Global Multi-Alternatives Sub-Account	Oppenheimer Global Multi-Alternatives Fund/VA [6]

Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Fund/VA [6]

Oppenheimer Government Money Sub-Account	Oppenheimer Government Money Fund/VA [6]

Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Fund/VA [6]

Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Fund®/VA [6]

Oppenheimer Total Return Bond Sub-Account [8]	Oppenheimer Total Return Bond Fund/VA [6,8]

PIMCO CommodityRealReturn® Strategy Sub-Account	PIMCO CommodityRealReturn® Strategy Portfolio [7]

VY® Clarion Global Real Estate Sub-Account	VY® Clarion Global Real Estate Portfolio [2]

In addition to the fifty-three sub-accounts, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”) which is part of C.M. Life’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

[1]	Fidelity Management & Research Company is the investment adviser to this Portfolio.
[2]	Voya Investments, LLC is the investment adviser to this Portfolio.
[3]	Invesco Advisers, Inc. is the investment adviser to this Fund.
[4]	MML Investments Advisers, LLC is the investment adviser to the listed MML Trust Fund.
[5]	MML Investments Advisers, LLC is the investment adviser to the listed MML II Trust Fund.
[6]	OFI Global Asset Management, Inc. serves as the investment adviser to this Fund/Portfolio.
[7]	Pacific Investment Management Company LLC is the investment adviser to this Portfolio.
[8]	Oppenheimer Total Return Bond was formerly known as Oppenheimer Core Bond.

Notes To Financial Statements (Continued)

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Separate Account C.M. Multi-Account A follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the investment sub-accounts are valued at the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date, and they are generally reinvested in the underlying investment sub-account.

C.	Federal Income Taxes

C.M. Life is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. C.M. Life may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Loans

If the certificate is a tax-sheltered annuity (“TSA”), the contract owners may be able to take a loan under their certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan the participants can take, and there is a required loan repayment schedule. When a loan is made, the Separate Account transfers the amount of the loan to C.M. Life, thereby decreasing both the investments and net assets of the Separate Account. The contract owner is charged interest on the outstanding loan amount based on the interest rate then in effect.

G.	Annuitant Mortality Fluctuation

The Separate Account maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from C.M. Life are then made quarterly to adjust the Separate Account. Net transfer from the Separate Account to C.M. Life totaled $159,574 for the year ended December 31, 2017. Net transfer from C.M. Life to the Separate Account totaled $51,515 for the year ended December 31, 2016. The reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by C.M. Life. The reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

H.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB table.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate

Notes To Financial Statements (Continued)

Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The net assets of the Separate Account are measured at fair value. All the net assets are categorized as Level 1 as of December 31, 2017. There have been no transfers between levels for the year ended December 31, 2017.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

The contracts currently being offered are sold by both registered representatives of MML Investors Services, LLC (“MMLIS”), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (“MSD”), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with C.M. Life, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives, and MSD serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

B.	Receivable from/Payable to C.M. Life

Certain fees such as cost of insurance fees and mortality and expense risk fees are charges paid between the General Account and the Separate Account.

6.	PURCHASE AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales investments for the year ended December 31, 2017 were as follows:

	Fidelity® VIP Contrafund® Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	MML Aggressive Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account
Cost of purchases	$8,006,426	$943,756	$836,790	$1,365,884	$3,751,350	$4,806,321	$5,670,548	$4,238,849
Proceeds from sales	(11,229,820)	(697,262)	(1,714,424)	(1,280,257)	(1,640,183)	(3,223,297)	(7,668,276)	(4,195,537)

	MML Conservative Allocation Sub-Account	MML Core Allocation Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account
Cost of purchases	$5,253,100	$3,638,168	$1,284,595	$3,002,831	$1,321,613	$737,680	$610,314	$144,077
Proceeds from sales	(6,080,611)	(1,366,159)	(4,786,263)	(3,894,367)	(2,526,218)	(406,542)	(1,988,925)	(40,388)

Notes To Financial Statements (Continued)

6.	PURCHASE AND SALES OF INVESTMENTS (Continued)

	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account
Cost of purchases	$341,282	$1,562,333	$940,244	$893,783	$7,872,515	$991,748	$2,980,899	$1,448,809
Proceeds from sales	(72,482)	(1,689,141)	(488,419)	(4,452,811)	(4,147,234)	(693,679)	(3,728,763)	(2,943,447)

	MML International Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account
				(Initial Class)	(Service Class)
Cost of purchases	$508,279	$136,400	$4,550,435	$2,601,022	$301,444	$563,811	$9,600,326	$5,202,788
Proceeds from sales	(276,818)	(40,738)	(2,649,362)	(4,574,683)	(548,021)	(1,866,543)	(10,408,713)	(8,487,744)

	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Bond Sub-Account
Cost of purchases	$10,769,506	$1,476,568	$1,881,494	$869,512	$444,820	$1,505,417	$280,520	$807,168
Proceeds from sales	(9,064,487)	(2,532,219)	(2,923,156)	(1,961,650)	(432,727)	(2,314,920)	(154,616)	(542,272)

	MML U.S. Government Money Market Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Conservative Balanced Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Multi- Alternatives Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Government Money Sub-Account
Cost of purchases	$2,285,055	$4,875,434	$578,808	$3,753,300	$2,471,079	$16,798	$3,548,123	$958,765
Proceeds from sales	(6,992,507)	(5,999,391)	(2,735,596)	(3,997,110)	(11,978,425)	(6,718)	(5,962,407)	(2,437,295)

	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Total Return Bond Sub-Account	PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account
Cost of purchases	$1,664,776	$2,191,386	$185,345	$406,078	$663,091
Proceeds from sales	(4,531,582)	(6,162,138)	(1,072,894)	(343,477)	(909,702)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for the two years ended December 31, 2017 were as follows:

2017	Fidelity® VIP Contrafund® Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	MML Aggressive Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account
Units purchased	86,005	22,762	13,053	16,836	119,947	95,055	70,275	24,559
Units withdrawn	(295,052)	(25,367)	(44,807)	(106,564)	(50,153)	(162,390)	(295,487)	(82,603)
Units transferred between Sub-Accounts and to/from the Fixed Account	(51,213)	11,747	(24,001)	68,891	(29,566)	89,090	(44,501)	2,919

Net increase (decrease)	(260,260)	9,142	(55,754)	(20,837)	40,227	21,756	(269,714)	(55,126)

2017 (Continued)	MML Conservative Allocation Sub-Account	MML Core Allocation Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account
Units purchased	68,269	66,505	30,782	25,113	24,437	1,450	17,396	2,793
Units withdrawn	(283,497)	(23,870)	(212,576)	(98,987)	(95,049)	(5,188)	(97,959)	(605)
Units transferred between Sub-Accounts and to/from the Fixed Account	100,273	34,155	(46,200)	(19,852)	(15,277)	10,790	(21,955)	2,250

Net increase (decrease)	(114,955)	76,790	(227,994)	(93,725)	(85,889)	7,052	(102,518)	4,438

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2017 (Continued)	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account
Units purchased	5,156	14,421	11,457	25,518	253,334	15,801	24,857	29,476
Units withdrawn	(2,658)	(95,823)	(13,524)	(140,153)	(203,771)	(18,803)	(153,043)	(160,028)
Units transferred between Sub-Accounts and to/from the Fixed Account	8,531	(1,613)	7,303	(26,373)	(51,323)	9,891	(11,551)	3,406

Net increase (decrease)	11,029	(83,016)	5,236	(141,008)	(1,760)	6,889	(139,737)	(127,146)

2017 (Continued)	MML International Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account
				(Initial Class)	(Service Class)
Units purchased	7,974	716	15,051	47,577	1,732	16,407	37,841	22,594
Units withdrawn	(8,244)	(414)	(134,244)	(170,364)	(32,370)	(95,147)	(170,771)	(145,167)
Units transferred between Sub-Accounts and to/from the Fixed Account	4,149	8,214	(16,590)	(11,645)	7,611	(9,224)	(32,967)	(43,575)

Net increase (decrease)	3,879	8,517	(135,783)	(134,432)	(23,027)	(87,964)	(165,897)	(166,147)

2017 (Continued)	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Bond Sub-Account
Units purchased	277,343	20,158	22,550	11,465	3,622	11,203	7,050	19,603
Units withdrawn	(395,424)	(159,534)	(74,978)	(58,758)	(9,044)	(46,847)	(6,802)	(15,326)
Units transferred between Sub-Accounts and to/from the Fixed Account	12,592	35,617	(4,662)	(9,695)	1,454	(10,825)	9,951	19,868

Net increase (decrease)	(105,489)	(103,759)	(57,090)	(56,988)	(3,968)	(46,469)	10,199	24,146

2017 (Continued)	MML U.S. Government Money Market Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Conservative Balanced Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Multi- Alternatives Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Government Money Sub-Account
Units purchased	90,959	50,840	6,208	44,702	76,800	245	52,550	19,617
Units withdrawn	(484,755)	(271,341)	(152,949)	(256,003)	(344,590)	(204)	(216,602)	(186,679)
Units transferred between Sub-Accounts and to/from the Fixed Account	(97,979)	(51,274)	(10,312)	(27,097)	(75,490)	1,025	30,051	41,213

Net increase (decrease)	(491,774)	(271,775)	(157,053)	(238,398)	(343,281)	1,065	(134,001)	(125,849)

2017 (Continued)	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Total Return Bond Sub-Account	PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account
Units purchased	37,088	33,730	299	12,642	6,551
Units withdrawn	(125,010)	(245,514)	(56,423)	(43,865)	(20,640)
Units transferred between Sub-Accounts and to/from the Fixed Account	(39,380)	(35,112)	(10,407)	11,290	(7,661)

Net increase (decrease)	(127,302)	(246,896)	(66,532)	(19,933)	(21,749)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2016	Fidelity® VIP Contrafund® Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	MML Aggressive Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account
Units purchased	100,568	12,129	11,227	25,708	175,549	119,170	76,041	24,480
Units withdrawn	(339,496)	(41,207)	(53,448)	(91,029)	(73,094)	(102,180)	(387,004)	(57,277)
Units transferred between Sub-Accounts and to/from the Fixed Account	(86,541)	77,997	(33,231)	(40,719)	(6,221)	11,872	(22,566)	(10,821)

Net increase (decrease)	(325,470)	48,918	(75,453)	(106,039)	96,235	28,861	(333,529)	(43,618)

2016 (Continued)	MML Conservative Allocation Sub-Account	MML Core Allocation Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account
Units purchased	96,247	63,856	50,441	26,247	22,112	1,309	25,439	2,455
Units withdrawn	(147,049)	(12,373)	(214,388)	(96,887)	(127,312)	(4,457)	(80,186)	(299)
Units transferred between Sub-Accounts and to/from the Fixed Account	13,418	61,483	(65,438)	(16,756)	10,143	(4,783)	(102)	2,773

Net increase (decrease)	(37,383)	112,965	(229,384)	(87,396)	(95,058)	(7,931)	(54,850)	4,929

2016 (Continued)	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account
Units purchased	3,169	25,280	14,095	29,737	361,857	9,469	24,504	27,117
Units withdrawn	(1,753)	(99,885)	(5,791)	(164,769)	(197,417)	(17,104)	(136,844)	(107,040)
Units transferred between Sub-Accounts and to/from the Fixed Account	13,025	(13,919)	3,068	(41,147)	(70,776)	11,310	(30,744)	(25,784)

Net increase (decrease)	14,441	(88,524)	11,372	(176,179)	93,665	3,675	(143,084)	(105,707)

2016 (Continued)	MML International Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account
				(Initial Class)	(Service Class)
Units purchased	9,734	539	15,919	77,738	6,512	18,551	35,873	24,080
Units withdrawn	(5,108)	(205)	(145,415)	(203,061)	(30,789)	(97,457)	(175,439)	(162,315)
Units transferred between Sub-Accounts and to/from the Fixed Account	5,973	197	(40,876)	(23,718)	41,882	(35,951)	(46,588)	(11,052)

Net increase (decrease)	10,599	531	(170,372)	(149,041)	17,605	(114,856)	(186,154)	(149,287)

2016 (Continued)	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Bond Sub-Account
Units purchased	370,586	4,336	20,257	15,899	4,956	14,879	7,026	9,957
Units withdrawn	(244,645)	(40,002)	(65,335)	(41,976)	(3,485)	(43,508)	(4,605)	(8,035)
Units transferred between Sub-Accounts and to/from the Fixed Account	(62,460)	130,502	(15,962)	(12,966)	3,213	(20,513)	2,953	15,976

Net increase (decrease)	63,480	94,837	(61,040)	(39,043)	4,684	(49,143)	5,374	17,898

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2016 (Continued)	MML U.S. Government Money Market Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Conservative Balanced Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Multi- Alternatives Sub-Account	Oppenheimer Global Strategic Income Sub-Account
Units purchased	101,756	67,981	13,504	272	53,724	91,368	304	69,636
Units withdrawn	(513,972)	(325,733)	(99,610)	(71,463)	(291,156)	(350,159)	(166)	(248,606)
Units transferred between Sub-Accounts and to/from the Fixed Account	176,294	(20,860)	(30,725)	(10,826)	(60,055)	(91,239)	1,270	(131,901)

Net increase (decrease)	(235,922)	(278,613)	(116,831)	(82,017)	(297,486)	(350,030)	1,408	(310,871)

2016 (Continued)	Oppenheimer Government Money Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® Clarion Global Real Estate Sub-Account
Units purchased	51,771	36,883	39,409	15,311	5,511
Units withdrawn	(106,502)	(95,236)	(295,499)	(20,935)	(17,629)
Units transferred between Sub-Accounts and to/from the Fixed Account	(37,977)	(46,253)	(17,766)	21,082	8,686

Net increase (decrease)	(92,708)	(104,606)	(273,856)	15,457	(3,432)

8.	FINANCIAL HIGHLIGHTS

A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the five years in the period ended December 31, 2017 follows:

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Fidelity® VIP Contrafund® Sub-Account
2017	3,175,149	$27.68 to $30.08	$104,630,519	0.99%	1.18% to 1.65%	19.89% to 20.45%
2016	3,435,408	22.98 to 25.09	94,426,543	0.79	1.18 to 1.65	6.24 to 6.74
2015	3,760,878	21.53 to 23.61	97,558,649	1.02	1.18 to 1.65	(0.98) to (0.51)
2014	4,002,498	21.64 to 23.85	104,763,793	0.94	1.18 to 1.65	10.11 to 10.63
2013	4,338,965	19.56 to 21.66	103,176,820	1.06	1.18 to 1.65	29.14 to 29.75

Invesco V.I. Diversified Dividend Sub-Account
2017	361,218	11.53 to 12.26	4,437,962	1.66	1.18 to 1.65	6.80 to 7.30
2016	352,076	10.75 to 11.48	4,054,397	1.45	1.18 to 1.65	12.94 to 13.47
2015	303,157	9.47 to 10.17	3,092,514	1.72	1.18 to 1.65	0.40 to 0.87
2014	292,293	9.39 to 10.13	2,971,099	1.72	1.18 to 1.65	10.98 to 11.50
2013	304,500	8.42 to 9.13	2,787,688	2.26	1.18 to 1.65	28.89 to 29.50

Invesco V.I. Global Health Care Sub-Account
2017	392,864	22.11 to 23.71	9,293,970	0.36	1.18 to 1.65	13.94 to 14.47
2016	448,618	19.31 to 20.81	9,280,562	-	1.18 to 1.65	(12.91) to (12.50)
2015	524,071	22.07 to 23.89	12,440,091	-	1.18 to 1.65	1.47 to 1.95
2014	541,225	21.65 to 23.55	12,624,139	-	1.18 to 1.65	17.71 to 18.27
2013	568,850	18.31 to 20.00	11,274,353	0.68	1.18 to 1.65	38.24 to 38.89

Invesco V.I. Technology Sub-Account
2017	814,642	6.02 to 6.13	5,079,172	-	1.18 to 1.65	32.93 to 33.55
2016	835,480	4.53 to 4.59	3,907,171	-	1.18 to 1.65	(2.38) to (1.92)
2015	941,519	4.64 to 4.68	4,497,422	-	1.18 to 1.65	5.07 to 5.56
2014	1,026,573	4.42 to 4.44	4,654,003	-	1.18 to 1.65	9.23 to 9.75
2013	1,116,741	4.04 to 4.05	4,626,284	-	1.18 to 1.65	23.10 to 23.68

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Aggressive Allocation Sub-Account
2017	1,404,617	$17.78 to $18.63	$26,130,412	1.13%	1.18% to 1.65%	16.83% to 17.38%
2016	1,364,390	15.22 to 15.88	21,629,103	1.57	1.18 to 1.65	6.77 to 7.27
2015	1,268,155	14.26 to 14.80	18,734,536	2.06	1.18 to 1.65	(2.47) to (2.01)
2014	1,190,903	14.62 to 15.10	17,951,439	1.09	1.18 to 1.65	4.12 to 4.61
2013	1,041,585	14.04 to 14.44	15,015,030	1.22	1.18 to 1.65	25.31 to 25.90

MML Balanced Allocation Sub-Account
2017	1,668,229	15.18 to 15.90	26,372,724	1.95	1.18 to 1.65	9.66 to 10.18
2016	1,646,473	13.84 to 14.43	23,634,064	2.36	1.18 to 1.65	4.42 to 4.91
2015	1,617,612	13.25 to 13.76	22,139,385	2.75	1.18 to 1.65	(1.99) to (1.53)
2014	1,640,251	13.52 to 13.97	22,806,437	2.10	1.18 to 1.65	3.62 to 4.11
2013	1,640,619	13.05 to 13.42	21,916,361	2.40	1.18 to 1.65	12.61 to 13.14

MML Blend Sub-Account
2017	3,394,529	20.82 to 22.07	72,602,071	2.11	1.18 to 1.65	13.37 to 13.91
2016	3,664,243	18.36 to 19.38	68,848,544	2.14	1.18 to 1.65	7.63 to 8.14
2015	3,997,772	17.06 to 17.92	69,425,034	2.13	1.18 to 1.65	(1.56) to (1.09)
2014	4,389,017	17.33 to 18.12	77,098,253	2.07	1.18 to 1.65	9.17 to 9.69
2013	4,691,661	15.87 to 16.52	75,157,582	2.03	1.18 to 1.65	18.35 to 18.90

MML Blue Chip Growth Sub-Account
2017	711,018	36.21 to 38.79	27,179,588	0.01	1.18 to 1.65	34.00 to 34.63
2016	766,144	27.02 to 28.81	21,756,807	-	1.18 to 1.65	(0.74) to (0.27)
2015	809,762	27.22 to 28.89	23,072,860	-	1.18 to 1.65	9.28 to 9.79
2014	835,630	24.91 to 26.31	21,697,218	-	1.18 to 1.65	7.34 to 7.85
2013	893,864	23.21 to 24.40	21,539,034	0.22	1.18 to 1.65	39.02 to 39.67

MML China Sub-Account
2017	-	-	-	-	-	-
2016	-	-	-	-	-	-
2015	-	-	-	-	-	-
2014[4]	-	15.54	-	-	1.18	(6.48)
2013	16,946	16.62	281,596	1.10	1.18	9.94

MML Conservative Allocation Sub-Account
2017	1,378,590	14.78 to 15.49	21,205,384	2.20	1.18 to 1.65	7.83 to 8.34
2016	1,493,545	13.71 to 14.30	21,187,308	2.35	1.18 to 1.65	4.06 to 4.55
2015	1,530,928	13.18 to 13.68	20,792,882	2.85	1.18 to 1.65	(2.01) to (1.55)
2014	1,562,650	13.45 to 13.89	21,569,432	2.51	1.18 to 1.65	3.41 to 3.89
2013	1,597,293	13.00 to 13.37	21,221,519	2.33	1.18 to 1.65	9.50 to 10.01

MML Core Allocation Sub-Account
2017	527,798	21.34	11,261,030	1.50	1.18	13.60
2016	451,008	18.78	8,470,814	2.03	1.18	7.70
2015	338,043	17.44	5,895,426	1.32	1.18	(2.28)
2014	325,378	17.85	5,806,730	1.01	1.18	6.78
2013	269,238	16.71	4,499,784	1.35	1.18	16.91

MML Equity Sub-Account
2017	1,973,037	18.06 to 19.76	36,548,773	1.79	1.18 to 1.65	13.90 to 14.44
2016	2,201,031	15.86 to 17.27	35,675,557	1.75	1.18 to 1.65	10.76 to 11.28
2015	2,430,415	14.32 to 15.52	35,410,690	2.07	1.18 to 1.65	(5.01) to (4.56)
2014	2,656,177	15.07 to 16.26	40,620,131	1.55	1.18 to 1.65	9.74 to 10.26
2013	2,953,361	13.74 to 14.75	41,001,775	1.87	1.18 to 1.65	31.09 to 31.71

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Equity Income Sub-Account
2017	775,356	$27.32 to $29.27	$22,439,796	2.12%	1.18% to 1.65%	14.44% to 14.97%
2016	869,081	23.88 to 25.46	21,879,950	2.06	1.18 to 1.65	16.75 to 17.29
2015	956,478	20.45 to 21.71	20,546,904	1.88	1.18 to 1.65	(8.41) to (7.98)
2014	1,030,105	22.33 to 23.59	24,057,813	1.68	1.18 to 1.65	5.78 to 6.28
2013	1,168,326	21.11 to 22.19	25,669,001	1.88	1.18 to 1.65	27.81 to 28.41

MML Equity Index Sub-Account
2017	980,397	19.00 to 20.41	19,796,365	0.98	1.18 to 1.65	19.36 to 19.92
2016	1,066,286	15.84 to 17.10	18,019,741	1.65	1.18 to 1.65	9.66 to 10.18
2015	1,161,343	14.38 to 15.59	17,880,570	1.46	1.18 to 1.65	(0.66) to (0.19)
2014	1,250,533	14.41 to 15.70	19,347,065	1.37	1.18 to 1.65	11.32 to 11.85
2013	1,350,989	12.88 to 14.10	18,700,979	1.54	1.18 to 1.65	29.69 to 30.30

MML Focused Equity Sub-Account
2017	48,402	19.00 to 19.51	938,637	2.92	1.18 to 1.65	19.63 to 20.19
2016	41,349	15.88 to 16.23	667,528	1.17	1.18 to 1.65	15.82 to 16.37
2015	49,281	13.71 to 13.95	685,058	1.63	1.18 to 1.65	(10.64) to (10.22)
2014	49,944	15.35 to 15.54	774,131	0.33	1.18 to 1.65	10.14 to 10.66
2013	56,099	13.93 to 14.04	786,533	-	1.18 to 1.65	35.39 to 36.03

MML Foreign Sub-Account
2017	774,085	14.80 to 15.52	11,918,473	2.07	1.18 to 1.65	19.75 to 20.31
2016	876,603	12.30 to 12.96	11,227,448	1.98	1.18 to 1.65	(0.22) to 0.25
2015	931,453	12.27 to 12.99	11,924,207	2.82	1.18 to 1.65	(5.74) to (5.30)
2014	1,004,850	12.96 to 13.78	13,606,586	2.22	1.18 to 1.65	(8.49) to (8.06)
2013	1,056,756	14.09 to 15.06	15,619,542	1.89	1.18 to 1.65	18.83 to 19.39

MML Fundamental Growth Sub-Account
2017	20,273	18.12 to 18.61	375,690	1.00	1.18 to 1.65	25.24 to 25.83
2016	15,835	14.47 to 14.79	233,385	0.57	1.18 to 1.65	1.85 to 2.32
2015	10,906	14.21 to 14.45	157,032	0.76	1.18 to 1.65	4.18 to 4.67
2014	6,088	13.64 to 13.81	83,814	0.78	1.18 to 1.65	9.00 to 9.52
2013	3,989	12.51 to 12.61	50,217	-	1.18 to 1.65	29.82 to 30.43

MML Fundamental Value Sub-Account
2017	74,706	17.10 to 17.56	1,306,814	1.84	1.18 to 1.65	12.91 to 13.44
2016	63,677	15.15 to 15.48	982,565	1.25	1.18 to 1.65	11.21 to 11.73
2015	49,236	13.62 to 13.86	681,047	1.21	1.18 to 1.65	(4.77) to (4.32)
2014	36,338	14.30 to 14.48	525,256	1.51	1.18 to 1.65	9.17 to 9.68
2013	22,233	13.10 to 13.20	293,161	2.25	1.18 to 1.65	28.42 to 29.02

MML Global Sub-Account
2017	968,907	10.99 to 14.60	13,976,885	1.20	1.18 to 1.65	22.27 to 22.84
2016	1,051,923	8.95 to 11.94	12,408,798	1.13	1.18 to 1.65	5.78 to 6.28
2015	1,140,447	8.42 to 11.29	12,731,922	1.14	1.18 to 1.65	(2.97) to (2.51)
2014	1,220,647	8.64 to 11.63	14,063,518	0.85	1.18 to 1.65	2.30 to 2.78
2013	1,334,249	8.40 to 11.37	15,008,923	1.17	1.18 to 1.65	26.24 to 26.83

MML Growth Sub-Account
2017	127,321	32.14	4,091,670	0.30	1.18	26.29
2016	122,084	25.45	3,106,643	0.21	1.18	7.73
2015	110,713	23.62	2,615,119	0.68	1.18	5.16
2014	108,167	22.46	2,429,597	0.44	1.18	6.73
2013	100,769	21.05	2,120,790	0.32	1.18	28.04

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Growth & Income Sub-Account
2017	1,210,802	$25.35 to $27.16	$32,437,893	0.91%	1.18% to 1.65%	21.68% to 22.25%
2016	1,351,810	20.83 to 22.22	29,657,322	1.05	1.18 to 1.65	7.00 to 7.50
2015	1,527,989	19.47 to 20.67	31,202,539	1.17	1.18 to 1.65	(1.15) to (0.69)
2014	1,681,985	19.70 to 20.81	34,614,199	1.14	1.18 to 1.65	9.37 to 9.88
2013	1,899,487	18.01 to 18.94	35,587,799	1.32	1.18 to 1.65	30.36 to 30.98

MML Growth Allocation Sub-Account
2017	3,130,519	16.80 to 17.60	55,034,639	1.51	1.18 to 1.65	14.18 to 14.72
2016	3,132,279	14.71 to 15.34	48,001,493	1.95	1.18 to 1.65	5.82 to 6.31
2015	3,038,614	13.90 to 14.43	43,796,409	2.44	1.18 to 1.65	(2.34) to (1.88)
2014	2,758,023	14.24 to 14.71	40,509,380	1.59	1.18 to 1.65	4.04 to 4.53
2013	2,523,887	13.68 to 14.07	35,462,845	1.77	1.18 to 1.65	20.63 to 21.20

MML High Yield Sub-Account (Service Class I)
2017	203,106	16.00 to 16.59	3,348,723	6.84	1.18 to 1.65	6.12 to 6.62
2016	196,217	15.08 to 15.56	3,032,315	7.21	1.18 to 1.65	14.36 to 14.89
2015	192,542	13.18 to 13.54	2,591,309	6.41	1.18 to 1.65	(3.00) to (2.54)
2014	207,523	13.59 to 13.89	2,866,859	6.52	1.18 to 1.65	(0.94) to (0.47)
2013	217,064	13.72 to 13.96	3,014,190	6.27	1.18 to 1.65	8.78 to 9.30

MML Income & Growth Sub-Account
2017	1,377,109	18.11 to 18.80	29,601,545	1.65	1.18 to 1.65	15.52 to 16.06
2016	1,516,847	15.61 to 16.27	28,175,347	1.78	1.18 to 1.65	14.50 to 15.04
2015	1,659,931	13.57 to 14.21	26,884,539	1.87	1.18 to 1.65	(1.73) to (1.27)
2014	1,853,760	13.74 to 14.46	30,510,750	1.81	1.18 to 1.65	7.43 to 7.94
2013	2,050,787	12.73 to 13.46	31,453,767	1.75	1.18 to 1.65	22.58 to 23.15

MML Inflation-Protected and Income Sub-Account
2017	885,083	13.37 to 14.33	12,507,787	3.23	1.18 to 1.65	1.52 to 2.00
2016	1,012,229	13.17 to 14.04	14,015,157	2.37	1.18 to 1.65	3.49 to 3.98
2015	1,117,936	12.73 to 13.51	14,894,536	1.12	1.18 to 1.65	(3.12) to (2.66)
2014	1,248,519	13.14 to 13.88	17,098,105	2.77	1.18 to 1.65	1.76 to 2.24
2013	1,406,708	12.91 to 13.57	18,835,255	1.84	1.18 to 1.65	(10.18) to (9.76)

MML International Sub-Account
2017	109,325	20.07	2,194,167	0.84	1.18	30.11
2016	105,446	15.43	1,626,575	1.18	1.18	1.77
2015	94,847	15.16	1,437,683	0.91	1.18	(6.05)
2014	84,133	16.13	1,357,385	0.87	1.18	(4.23)
2013	71,534	16.85	1,205,112	0.94	1.18	19.67

MML International Equity Sub-Account
2017	12,505	11.78	147,271	1.83	1.18	28.64
2016	3,988	9.16	36,513	2.08	1.18	6.70
2015	3,457	8.58	29,661	0.20	1.18	(6.21)
2014[5]	1,632	9.15	14,932	7.25	1.18	(8.52)

MML Large Cap Growth Sub-Account
2017	1,041,184	14.14 to 17.05	17,076,456	0.37	1.18 to 1.65	31.33 to 31.95
2016	1,176,967	10.72 to 12.98	14,628,079	0.13	1.18 to 1.65	(2.01) to (1.55)
2015	1,347,339	10.88 to 13.25	17,064,632	-	1.18 to 1.65	3.40 to 3.89
2014	1,486,360	10.48 to 12.81	18,147,606	-	1.18 to 1.65	7.72 to 8.23
2013	1,632,459	9.68 to 11.90	18,402,946	0.38	1.18 to 1.65	31.35 to 31.97

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Managed Bond Sub-Account (Initial Class)
2017	1,566,108	$18.71 to $19.24	$30,549,962	3.14%	1.18% to 1.65%	2.99% to 3.47%
2016	1,700,540	18.17 to 18.60	32,063,321	2.82	1.18 to 1.65	1.07 to 1.55
2015	1,849,581	17.98 to 18.32	34,372,554	2.83	1.18 to 1.65	(2.37) to (1.91)
2014	1,937,251	18.41 to 18.67	36,753,543	3.22	1.18 to 1.65	4.71 to 5.21
2013	2,193,649	17.59 to 17.75	39,644,002	3.09	1.18 to 1.65	(3.25) to (2.79)

MML Managed Bond Sub-Account (Service Class)
2017	220,199	12.74	2,804,718	2.91	1.40	2.99
2016	243,226	12.37	3,008,199	2.61	1.40	1.07
2015	225,621	12.24	2,760,859	2.57	1.40	(2.37)
2014	260,378	12.53	3,263,656	2.93	1.40	4.71
2013	370,223	11.97	4,431,541	2.84	1.40	(3.25)

MML Managed Volatility Sub-Account
2017	825,862	14.50 to 15.55	12,696,879	1.26	1.18 to 1.65	7.26 to 7.76
2016	913,825	13.52 to 14.43	13,044,886	1.76	1.18 to 1.65	2.00 to 2.48
2015	1,028,682	13.26 to 14.08	14,337,163	1.76	1.18 to 1.65	1.32 to 1.80
2014	1,142,462	13.09 to 13.83	15,655,882	0.70	1.18 to 1.65	2.69 to 3.17
2013	1,291,369	12.74 to 13.41	17,155,126	1.38	1.18 to 1.65	15.90 to 16.45

MML Mid Cap Growth Sub-Account
2017	1,728,260	39.78 to 48.50	91,107,376	0.03	1.18 to 1.65	22.78 to 23.35
2016	1,894,157	32.25 to 39.50	81,121,920	-	1.18 to 1.65	4.55 to 5.04
2015	2,080,312	30.70 to 37.78	85,632,767	-	1.18 to 1.65	5.04 to 5.53
2014	2,231,598	29.09 to 35.97	87,575,237	-	1.18 to 1.65	11.42 to 11.94
2013	2,450,312	25.99 to 32.28	86,456,989	0.28	1.18 to 1.65	34.45 to 35.09

MML Mid Cap Value Sub-Account
2017	1,307,293	42.84 to 46.51	58,068,149	1.53	1.18 to 1.65	9.88 to 10.40
2016	1,473,440	38.99 to 42.13	59,238,934	1.62	1.18 to 1.65	21.22 to 21.79
2015	1,622,728	32.16 to 34.59	53,609,224	1.89	1.18 to 1.65	(3.07) to (2.61)
2014	1,792,658	33.18 to 35.52	60,823,221	1.59	1.18 to 1.65	14.75 to 15.29
2013	1,943,978	28.91 to 30.81	57,207,401	1.80	1.18 to 1.65	28.30 to 28.90

MML Moderate Allocation Sub-Account
2017	3,908,930	15.93 to 16.69	65,005,002	1.80	1.18 to 1.65	11.48 to 12.00
2016	4,014,419	14.29 to 14.90	59,592,060	2.12	1.18 to 1.65	5.14 to 5.64
2015	3,950,939	13.59 to 14.11	55,534,384	2.37	1.18 to 1.65	(2.27) to (1.81)
2014	3,791,830	13.91 to 14.37	54,288,422	1.69	1.18 to 1.65	3.89 to 4.38
2013	3,542,737	13.39 to 13.77	48,608,120	1.82	1.18 to 1.65	15.65 to 16.19

MML Short-Duration Bond Sub-Account
2017	264,218	10.35 to 10.73	2,812,893	2.41	1.18 to 1.65	0.62 to 1.10
2016	367,977	10.29 to 10.62	3,871,578	2.05	1.18 to 1.65	0.88 to 1.35
2015	273,140	10.20 to 10.47	2,843,717	2.12	1.18 to 1.65	(0.97) to (0.50)
2014	247,332	10.30 to 10.53	2,588,217	2.16	1.18 to 1.65	(0.54) to (0.07)
2013	257,800	10.36 to 10.54	2,700,729	1.70	1.18 to 1.65	(0.91) to (0.44)

MML Small Cap Equity Sub-Account
2017	698,473	30.72 to 31.29	23,006,935	0.83	1.18 to 1.65	12.50 to 13.03
2016	755,563	27.18 to 27.81	22,062,649	1.06	1.18 to 1.65	16.29 to 16.83
2015	816,603	23.26 to 23.92	20,466,039	0.84	1.18 to 1.65	(7.18) to (6.74)
2014	908,314	24.95 to 25.77	24,502,544	0.97	1.18 to 1.65	10.32 to 10.84
2013	1,009,251	22.51 to 23.36	24,641,467	1.00	1.18 to 1.65	38.72 to 39.37

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Small Cap Growth Equity Sub-Account
2017	479,460	$23.14 to $31.85	$14,026,200	-%	1.18% to 1.65%	20.81% to 21.38%
2016	536,448	19.07 to 26.37	12,870,317	-	1.18 to 1.65	10.91 to 11.43
2015	575,491	17.11 to 23.77	12,458,633	-	1.18 to 1.65	(6.65) to (6.21)
2014	616,203	18.24 to 25.47	14,265,811	-	1.18 to 1.65	4.17 to 4.66
2013	692,330	17.43 to 24.45	15,502,672	-	1.18 to 1.65	46.09 to 46.77

MML Small Company Value Sub-Account
2017	39,566	29.31	1,159,692	0.43	1.18	10.11
2016	43,534	26.62	1,158,805	0.40	1.18	30.62
2015	38,850	20.38	791,729	0.14	1.18	(6.75)
2014	37,818	21.86	826,506	-	1.18	(0.94)
2013	32,133	22.06	708,905	1.13	1.18	29.81

MML Small/Mid Cap Value Sub-Account
2017	403,626	34.39 to 36.85	14,725,287	0.49	1.18 to 1.65	11.59 to 12.11
2016	450,095	30.82 to 32.86	14,649,539	0.56	1.18 to 1.65	23.06 to 23.63
2015	499,238	25.05 to 26.58	13,148,757	0.71	1.18 to 1.65	(7.08) to (6.64)
2014	542,771	26.95 to 28.47	15,321,553	0.62	1.18 to 1.65	7.65 to 8.16
2013	610,841	25.04 to 26.32	15,946,060	0.72	1.18 to 1.65	35.92 to 36.56

MML Strategic Emerging Markets Sub-Account
2017	90,022	15.34	1,381,094	-	1.18	32.27
2016	79,823	11.60	925,854	0.24	1.18	4.87
2015	74,450	11.06	823,451	0.89	1.18	(15.36)
2014	66,480	13.07	868,736	0.05	1.18	(6.74)
2013	66,432	14.01	930,823	-	1.18	(7.84)

MML Total Return Bond Sub-Account
2017	180,325	10.30 to 10.58	1,902,217	1.99	1.18 to 1.65	1.05 to 1.53
2016	156,180	10.19 to 10.42	1,622,669	1.66	1.18 to 1.65	0.63 to 1.10
2015	138,282	10.13 to 10.31	1,422,121	3.19	1.18 to 1.65	(1.68) to (1.22)
2014	145,278	10.30 to 10.43	1,512,779	1.70	1.18 to 1.65	2.72 to 3.20
2013	115,991	10.03 to 10.11	1,170,537	2.11	1.18 to 1.65	(3.45) to (3.00)

MML U.S. Government Money Market Sub-Account
2017	2,711,134	8.69 to 9.11	24,448,009	0.35	1.18 to 1.65	(1.28) to (0.82)
2016	3,202,908	8.81 to 9.18	29,154,959	-	1.18 to 1.65	(1.53) to (1.06)
2015	3,438,830	8.94 to 9.28	31,656,366	0.01	1.18 to 1.65	(1.64) to (1.17)
2014	3,800,027	9.09 to 9.39	35,429,290	-	1.18 to 1.65	(1.64) to (1.17)
2013	4,284,388	9.24 to 9.50	40,456,251	-	1.18 to 1.65	(1.64) to (1.17)

Oppenheimer Capital Appreciation Sub-Account
2017	2,482,713	15.53 to 20.76	46,626,866	0.24	1.18 to 1.65	24.76 to 25.35
2016	2,754,488	12.39 to 16.64	41,341,632	0.41	1.18 to 1.65	(3.80) to (3.35)
2015	3,033,101	12.82 to 17.30	47,274,816	0.09	1.18 to 1.65	1.85 to 2.33
2014	3,317,538	12.53 to 16.98	50,644,098	0.44	1.18 to 1.65	13.52 to 14.05
2013	3,723,008	10.98 to 14.96	49,964,255	0.98	1.18 to 1.65	27.62 to 28.22

Oppenheimer Conservative Balanced Sub-Account
2017	1,017,028	14.24 to 14.91	15,147,938	1.93	1.18 to 1.65	7.47 to 7.97
2016	1,174,081	13.25 to 13.81	16,213,364	2.39	1.18 to 1.65	3.54 to 4.03
2015	1,290,912	12.80 to 13.27	17,161,471	2.29	1.18 to 1.65	(0.82) to (0.35)
2014	1,466,132	12.90 to 13.32	19,591,109	2.02	1.18 to 1.65	6.43 to 6.93
2013	1,739,141	12.12 to 12.46	21,769,920	2.35	1.18 to 1.65	11.32 to 11.84

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Oppenheimer Discovery Mid Cap Growth Sub-Account
2017	2,276,585	$10.36 to $18.10	$31,840,166	0.03%	1.18% to 1.65%	26.69% to 27.29%
2016	2,514,983	8.14 to 14.29	27,549,095	-	1.18 to 1.65	0.66 to 1.14
2015	2,812,469	8.05 to 14.19	30,572,498	-	1.18 to 1.65	4.86 to 5.36
2014	3,125,418	7.64 to 13.54	32,344,677	-	1.18 to 1.65	4.05 to 4.54
2013	3,437,821	7.30 to 13.01	34,239,639	0.01	1.18 to 1.65	33.76 to 34.39

Oppenheimer Global Sub-Account
2017	3,152,233	25.50 to 35.64	97,300,933	0.93	1.18 to 1.65	34.44 to 35.07
2016	3,495,514	18.88 to 26.51	79,956,106	1.07	1.18 to 1.65	(1.55) to (1.09)
2015	3,845,545	19.09 to 26.93	89,330,979	1.30	1.18 to 1.65	2.24 to 2.72
2014	4,157,137	18.58 to 26.33	94,313,513	1.11	1.18 to 1.65	0.62 to 1.09
2013	4,592,335	18.38 to 26.17	103,594,352	1.38	1.18 to 1.65	25.22 to 25.81

Oppenheimer Global Multi-Alternatives Sub-Account
2017	6,140	9.55	58,631	0.85	1.18	(0.98)
2016	5,075	9.64	48,942	1.45	1.18	2.28
2015	3,667	9.43	34,575	0.11	1.18	(5.00)
2014[5]	3,110	9.92	30,870	5.40	1.18	(0.75)

Oppenheimer Global Strategic Income Sub-Account
2017	2,011,754	20.93 to 21.70	44,057,409	2.29	1.18 to 1.65	4.54 to 5.03
2016	2,145,755	20.02 to 20.66	44,767,710	4.98	1.18 to 1.65	4.79 to 5.29
2015	2,456,626	19.11 to 19.62	48,745,144	5.91	1.18 to 1.65	(3.86) to (3.41)
2014	2,730,347	19.88 to 20.31	56,165,329	4.25	1.18 to 1.65	1.16 to 1.63
2013	3,050,880	19.65 to 19.99	61,812,327	5.03	1.18 to 1.65	(1.77) to (1.30)

Oppenheimer Government Money Sub-Account
2017	707,333	10.06 to 10.47	7,835,849	0.38	1.18 to 1.65	(1.25) to (0.78)
2016	833,182	10.19 to 10.55	9,311,868	0.01	1.18 to 1.65	(1.62) to (1.16)
2015	925,890	10.35 to 10.68	10,512,210	0.01	1.18 to 1.65	(1.63) to (1.16)
2014	1,057,285	10.52 to 10.80	12,170,028	0.01	1.18 to 1.65	(1.63) to (1.16)
2013	1,211,734	10.70 to 10.93	14,158,984	0.01	1.18 to 1.65	(1.62) to (1.16)

Oppenheimer International Growth Sub-Account
2017	1,007,002	17.36 to 22.91	24,441,124	1.43	1.18 to 1.65	24.23 to 24.81
2016	1,134,303	13.91 to 18.45	22,166,213	1.12	1.18 to 1.65	(3.71) to (3.26)
2015	1,238,909	14.38 to 19.16	25,245,664	1.17	1.18 to 1.65	1.74 to 2.22
2014	1,316,925	14.06 to 18.83	26,476,484	1.19	1.18 to 1.65	(8.74) to (8.31)
2013	1,401,487	15.34 to 20.63	31,032,899	1.35	1.18 to 1.65	23.81 to 24.39

Oppenheimer Main Street Sub-Account
2017	2,596,541	19.18 to 20.58	53,432,117	1.24	1.18 to 1.65	15.00 to 15.54
2016	2,843,438	16.60 to 17.89	50,728,929	1.12	1.18 to 1.65	9.80 to 10.31
2015	3,117,294	15.05 to 16.30	50,489,499	0.93	1.18 to 1.65	1.64 to 2.12
2014	3,412,993	14.74 to 16.03	54,205,817	0.83	1.18 to 1.65	8.89 to 9.40
2013	3,829,469	13.47 to 14.73	55,720,753	1.11	1.18 to 1.65	29.62 to 30.23

Oppenheimer Total Return Bond Sub-Account
2017	451,891	14.56	6,580,995	2.41	1.40	3.14
2016	518,423	14.12	7,320,373	3.72	1.40	1.84
2015	600,440	13.87	8,325,446	4.06	1.40	(0.44)
2014	689,781	13.93	9,606,733	5.25	1.40	5.77
2013	806,728	13.17	10,622,141	5.17	1.40	(1.49)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
PIMCO CommodityRealReturn® Strategy Sub-Account
2017	295,499	$5.60 to $5.92	$1,734,094	11.09%	1.18% to 1.65%	0.38% to 0.85%
2016	315,431	5.58 to 5.86	1,832,922	1.01	1.18 to 1.65	13.00 to 13.53
2015	299,974	4.94 to 5.17	1,536,894	4.52	1.18 to 1.65	(26.88) to (26.54)
2014	330,859	6.75 to 7.03	2,307,545	0.26	1.18 to 1.65	(19.95) to (19.58)
2013	331,930	8.43 to 8.74	2,878,687	1.70	1.18 to 1.65	(16.11) to (15.72)

VY® Clarion Global Real Estate Sub-Account
2017	170,987	14.51 to 15.33	2,588,559	3.51	1.18 to 1.65	8.70 to 9.21
2016	192,736	13.35 to 14.03	2,672,729	1.08	1.18 to 1.65	(1.02) to (0.56)
2015	196,168	13.49 to 14.11	2,740,032	2.96	1.18 to 1.65	(2.88) to (2.42)
2014	225,034	13.88 to 14.46	3,224,798	1.08	1.18 to 1.65	12.00 to 12.52
2013	210,574	12.40 to 12.85	2,682,173	5.54	1.18 to 1.65	2.01 to 2.49

[1]

The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owners accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

[2]

The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owners accounts through the redemption of units and expenses of the underlying fund have been excluded.

[3]

The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns and unit values are not within the ranges presented.

[4]	For the period January 1, 2014 through April 27, 2014. Effective April 28, 2014, MML China Fund merged into MML Foreign Fund.
[5]	For the period May 1, 2014 (date this fund became available as an investment option in the Separate Account) through December 31, 2014.

B.	The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

Mortality and Expense Risk Charge*	This charge is equal, on an annual basis, to 1.03% - 1.50% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.
Administrative Charge	This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.
Annual Contract Maintenance Charge	$0 - $40 per contract, annually.
This charge is assessed through the redemption of units.
Contingent Deferred Sales Charge	0.00% - 8.00%
This charge is assessed through the redemption of units.

Notes To Financial Statements (Continued)

Death Benefit Options
Charges for these options are annualized and are assessed through a redemption of units.

A. Reset Death Benefit**	0.00% - 0.20%

B. Ratchet Death Benefit***	0.00% - 0.70%

*	The Panorama Premier segment charges its contract owners a mortality and expense risk charge equal, on an annual basis, to 1.25% of the daily value of the assets invested in each fund. Subject to state availability, contracts issued on or after September 10, 2001 will receive an increase in the contract value allocated to the fund by 0.15% on each contract anniversary.
**	For Panorama Passage the charge for the Reset Death Benefit is 0.10% on an annual basis of the daily value of the contract value allocated to the funds and the fixed accounts, unless the charge exceeds the maximum charge, in which case, the charge is the maximum charge. The maximum charge is 0.20% on an annual basis of the daily value of the contract value allocated to the funds.
***	The Ratchet Death Benefit is 0.25% for Panorama Passage and 0.15% for Panorama Premier on an annual basis of the daily value of the contract value allocated to the funds and the fixed accounts, unless that charge exceeds the maximum, in this case the charge is the maximum charge. The maximum charge is 0.35% if age 60 or less at contract issue, 0.50% if age 61 through age 70 at contract issue, and 0.70% if age 71 or older at contract issue, of the contract value allocated to the funds.

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 5, 2018, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

C.M. LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

As of December 31, 2017 and 2016 and

for the years ended December 31, 2017, 2016 and 2015

C.M. LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

Independent Auditors’ Report

The Board of Directors and Shareholder of

C.M. Life Insurance Company:

We have audited the accompanying financial statements of C.M. Life Insurance Company (the Company), which comprise the statutory statements of financial position as of December 31, 2017 and 2016, and the related statutory statements of operations, changes in shareholder’s equity, and cash flows for the three-year period ended December 31, 2017, and the related notes to the statutory financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the State of Connecticut Insurance Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2017 and 2016, or the results of its operations or its cash flows for the three-year period ended December 31, 2017.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for the three-year period ended December 31, 2017, in accordance with statutory accounting practices prescribed or permitted by the State of Connecticut Insurance Department described in Note 2.

/s/ KPMG LLP

February 21, 2018

C.M. LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2017	2016

	($ In Millions)

Assets:
Bonds	$4,122	$4,077
Preferred stocks	27	25
Common stock – subsidiary and affiliates	313	309
Common stocks – unaffiliated	5	3
Mortgage loans	937	967
Policy loans	148	144
Partnerships and limited liability companies	186	200
Derivatives	396	509
Cash, cash equivalents and short-term investments	304	161
Other invested assets	219	208

Total invested assets	6,657	6,603
Investment income due and accrued	101	95
Federal income taxes	-	3
Deferred income taxes	26	42
Other than invested assets	(5)	1

Total assets excluding separate accounts	6,779	6,744
Separate account assets	1,878	1,718

Total assets	$8,657	$8,462

Liabilities:
Policyholders’ reserves	$4,001	$4,030
Liabilities for deposit-type contracts	83	79
Contract claims and other benefits	13	17
Transfers due from separate accounts	(6)	(6)
Payable to parent	35	20
Federal income taxes	8	-
Asset valuation reserve	96	81
Repurchase agreements	232	237
Collateral	68	86
Derivatives	465	501
Other liabilities	211	152

Total liabilities excluding separate accounts	5,206	5,197
Separate account liabilities	1,878	1,718

Total liabilities	7,084	6,915

Shareholder’s equity:
Common stock, $200 par value 50,000 shares authorized, 12,500 shares issued and outstanding	3	3
Paid-in and contributed surplus	450	450
Surplus	1,120	1,094

Total shareholder’s equity	1,573	1,547

Total liabilities and shareholder’s equity	$8,657	$8,462

See notes to statutory financial statements

C.M. LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2017	2016	2015

	(In Millions)

Revenue:
Premium income	$285	$(79)	$296
Net investment income	307	312	336
Fees and other income	75	146	62

Total revenue	667	379	694

Benefits and expenses:
Policyholders’ benefits	596	678	674
Change in policyholders’ reserves	(148)	(509)	(198)
General insurance expenses	64	47	26
Commissions	34	64	22
State taxes, licenses and fees	10	9	9

Total benefits and expenses	556	289	533

Net gain from operations before federal income taxes	111	90	161
Federal income tax expense	32	23	38

Net gain from operations	79	67	123
Net realized capital gains (losses)	(12)	(5)	(5)

Net income	$67	$62	$118

See notes to statutory financial statements

C.M. LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN SHAREHOLDER’S EQUITY

	Years Ended December 31,
	2017	2016	2015

	(In Millions)

Shareholder’s equity, beginning of year	$1,547	$1,396	$1,305

Increase (decrease) due to:
Net income	67	62	118
Change in net unrealized capital gains (losses), net of tax	(43)	47	7
Change in net unrealized foreign exchange capital gains (losses), net of tax	37	(24)	(13)
Change in other net deferred income taxes	(52)	9	18
Change in nonadmitted assets	43	(16)	(35)
Change in asset valuation reserve	(15)	(4)	2
Prior period adjustments	(3)	(2)	(2)
Other	(8)	79	(4)

Net increase	26	151	91

Shareholder’s equity, end of year	$1,573	$1,547	$1,396

See notes to statutory financial statements

C.M. LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2017	2016	2015

	($ In Millions)

Cash from operations:
Premium collected net of reinsurance	$292	$(84)	$289
Net investment income	289	304	318
Miscellaneous income	62	155	60
Benefit payments	(598)	(601)	(670)
Net transfers from separate accounts	120	102	100
Commissions and other expenses	(107)	(99)	(58)
Federal and foreign income taxes paid	(27)	(36)	(64)

Net cash from operations	31	(259)	(25)

Cash from investments:
Proceeds from investments sold, matured or repaid:
Bonds	1,155	882	708
Preferred and common stocks – unaffiliated	6	15	5
Mortgage loans	131	133	164
Real estate	-	-	25
Partnerships	59	53	52
Derivatives	36	16	3
Other	(2)	(12)	(12)

Total investment proceeds	1,385	1,087	945

Cost of investments acquired:
Bonds	(1,155)	(780)	(611)
Preferred and common stocks – unaffiliated	(3)	(9)	(3)
Mortgage loans	(97)	(123)	(210)
Partnerships	(35)	(38)	(67)
Derivatives	(1)	1	-
Other	-	(4)	(3)

Total investments acquired	(1,291)	(953)	(894)
Net (increase) decrease in policy loans	(4)	10	(7)

Net cash from investing activities	90	144	44

Cash from financing and miscellaneous sources:
Net deposits on deposit-type contracts	2	12	9
Change in repurchase and reverse repurchase agreements	(5)	(3)	-
Change in collateral	(17)	(38)	68
Other cash provided (used)	42	(9)	13

Net cash from financing and miscellaneous sources	22	(38)	90

Net change in cash, cash equivalents and short-term investments	143	(153)	109
Cash, cash equivalents and short-term investments, beginning of year	161	314	205

Cash, cash equivalents and short-term investments, end of year	$304	$161	$314

See notes to statutory financial statements

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1.	Nature of operations

These statutory financial statements include C.M. Life Insurance Company (the Company), a wholly owned stock life insurance subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual). The Company is domiciled in the State of Connecticut. It provides life insurance and annuities to individuals and group life insurance to institutions.

MassMutual is a mutual life insurance company domiciled in the Commonwealth of Massachusetts. MassMutual and its subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts (GICs) to individual and institutional customers in all 50 states of the United States of America (U.S.), the District of Columbia and Puerto Rico. Products and services are offered primarily through the Company’s MassMutual Financial Advisors (MMFA), Direct to Consumer (DTC), Institutional Solutions (IS) and Workplace Solutions distribution channels.

MMFA is a sales force that includes financial advisors that operate in the U.S. MMFA sells individual life and individual annuities. The Company’s DTC distribution channel sells individual life primarily through direct response television advertising, digital media, search engine optimization and search engine marketing. The Company’s IS distribution channel sells group life through insurance benefit advisors.

2.	Summary of significant accounting policies

a.	Basis of presentation

The statutory financial statements have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners (NAIC) and the accounting practices prescribed or permitted by the State of Connecticut Insurance Department (the Department).

Statutory accounting practices are different in some respects from financial statements prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The more significant differences between statutory accounting principles and U.S. GAAP are as follows: (a) bonds are generally carried at amortized cost, whereas U.S. GAAP reports bonds at fair value for bonds available for sale and trading or at amortized cost for bonds held to maturity; (b) certain majority-owned subsidiaries and variable interest entities are accounted for using the equity method; (c) changes in the fair value of derivative financial instruments are recorded as changes in shareholder’s equity, whereas U.S. GAAP generally reports these changes as revenue unless deemed an effective hedge; (d) embedded derivatives are recorded as part of the underlying contract, whereas U.S. GAAP would identify and bifurcate certain embedded derivatives from the underlying contract or security and account for them separately at fair value; (e) income recognition on partnerships and limited liability companies (LLCs), which are accounted for under the equity method, is limited to the amount of cash distribution, whereas U.S. GAAP is without limitation; (f) changes in the balances of deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are recorded in shareholder’s equity, whereas U.S. GAAP would generally include the change in deferred taxes in net income; (g) assets are reported at admitted asset value and assets designated as nonadmitted are excluded through a charge against shareholder’s equity, whereas U.S. GAAP recognizes all assets, net of any valuation allowances; (h) statutory policy reserves are based upon prescribed methods, such as the Commissioners’ Reserve Valuation Method, Commissioners’ Annuity Reserve Valuation Method (CARVM) or net level premium method, and prescribed statutory mortality, morbidity and interest assumptions at the time of issuance, whereas U.S. GAAP policy reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates, at time of issuance, of future mortality, morbidity, persistency and interest; (i) liabilities for policyholder reserves, unearned premium, and unpaid claims are presented net of reinsurance ceded, whereas U.S. GAAP would present the liabilities on a direct basis and report an asset for the amounts due from reinsurers for the amounts ceded; (j) an asset valuation reserve (AVR) is reported as a contingency reserve to stabilize shareholder’s equity against fluctuations in the statement value of real estate, partnerships and LLCs and certain common stocks as well as credit-related changes in the value of bonds, mortgage loans and certain derivatives, whereas U.S. GAAP does not record this reserve; (k) after-tax realized capital gains (losses) that result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the interest maintenance reserve (IMR) and amortized into

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

revenue, whereas U.S. GAAP reports these gains and losses as revenue; (l) changes to the mortgage loan valuation allowance are recognized in net unrealized capital gains (losses), net of tax, in the Statutory Statements of Changes in Shareholder’s Equity, whereas U.S. GAAP reports these changes in net realized capital gains (losses); (m) payments received for universal and variable life insurance products and certain variable and fixed deferred annuities are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances; (n) certain acquisition costs, such as commissions and other variable costs, directly related to successfully acquiring new business are charged to current operations as incurred, whereas U.S. GAAP would generally capitalize these expenses and amortize them based on profit emergence over the expected life of the policies or over the premium payment period; and (o) Statutory Statements of Changes in Shareholder’s Equity includes net income, change in net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in other net deferred income taxes, change in nonadmitted assets, change in asset valuation reserve and prior period adjustments, whereas U.S. GAAP presents net income as retained earnings and net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in minimum pension liability as other comprehensive income.

The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of assets and liabilities as of the date of the statutory financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates include those used in determining the carrying values of investments including the amount of mortgage loan investment valuation reserves, other-than-temporary impairment(s) (OTTI), the liabilities for policyholders’ reserves, the determination of admissible deferred tax assets (DTAs), the liability for taxes and the liability for litigation or other contingencies. Future events including, but not limited to, changes in the level of mortality, morbidity, interest rates, persistency, asset valuations and defaults could cause results to differ from the estimates used in the statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

Certain prior year amounts within these financial statements have been reclassified to conform to the current year presentation.

b.	Bonds

Bonds are generally valued at amortized cost using the constant yield interest method with the exception of NAIC Category 6 bonds, which are in or near default, and certain residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), which are rated by outside modelers, which are carried at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other securities. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date.

For loan-backed and structured securities, such as asset-backed securities (ABS), mortgage-backed securities (MBS), including RMBS and CMBS, and structured securities, including collateralized debt obligations (CDOs), amortization or accretion is revalued quarterly based on the current estimated cash flows, using either the prospective or retrospective adjustment methodologies.

Certain fixed income securities, with the highest ratings from a rating agency follow the retrospective method of accounting. Under the retrospective method, the recalculated effective yield equates the present value of the actual and anticipated cash flows, including new prepayment assumptions, to the original cost of the investment. Prepayment assumptions are based on borrower constraints and economic incentives such as the original term, age and coupon of the loan as affected by the interest rate environment. The current carrying value is then increased or decreased to the amount that would have resulted had the revised yield been applied since inception, and investment income is correspondingly decreased or increased.

All other fixed income securities, such as floating rate bonds and interest only securities, including those that have been impaired, follow the prospective method of accounting. Under the prospective method, the recalculated future effective yield equates the carrying value of the investment to the present value of the anticipated future cash flows.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The fair value of bonds is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values provided by other third-party organizations are unavailable, fair value is estimated using internal models by discounting expected future cash flows using observable current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments. Internal inputs used in the determination of fair value include estimated prepayment speeds, default rates, discount rates and collateral values, among others. Structure characteristics and cash flow priority are also considered. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2y. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

c.	Preferred stocks

Preferred stocks in good standing, those that are rated Categories 1 through 3 by the Securities Valuation Office (SVO) of the NAIC, are generally valued at amortized cost. Preferred stocks not in good standing, those that are rated Categories 4 through 6 by the SVO of the NAIC, are valued at the lower of amortized cost or fair value. Fair values are based on quoted market prices, when available. If quoted market prices are not available, values provided by third-party organizations are used. If values provided by third-party organizations are unavailable, fair value is estimated using internal models. These models use inputs not directly observable or correlated with observable market data. Typical inputs integrated into the Company’s internal discounted expected earnings models include, but are not limited to, earnings before interest, taxes, depreciation and amortization estimates. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2y. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

d.	Common stock - subsidiary and affiliate

The Company accounts for the value of its subsidiary and affiliate, primarily, MML Bay State Life Insurance Company (MML Bay State), a wholly owned stock life insurance subsidiary, at their underlying statutory net equity. MML Bay State’s operating results, less dividends declared, are reflected as net unrealized capital gains in the Statutory Statements of Changes in Shareholder’s Equity. Dividends are recorded in net investment income when declared. The cost basis of common stock – subsidiary and affiliate is adjusted for impairments deemed to be other than temporary consistent with common stocks - unaffiliated.

e.	Common stocks - unaffiliated

Unaffiliated common stocks are carried at fair value, which is based on quoted market prices when available. If quoted market prices are not available, values provided by third-party organizations are used. If values from third parties are unavailable, fair values are determined by management using estimates based upon internal models. The Company’s internal models include estimates based upon comparable company analysis, review of financial statements, broker quotes and last traded price. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2y. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

f.	Mortgage loans

Mortgage loans are valued at the unpaid principal balance of the loan, net of unamortized premium, discount, mortgage origination fees and valuation allowances. Interest income earned on impaired loans is accrued on the outstanding principal balance of the loan based on the loan’s contractual coupon rate. Interest is not accrued for (a) impaired loans more than 60 days past due, (b) delinquent loans more than 90 days past due, or (c) loans that have interest that is not expected to be collected. The Company continually monitors mortgage loans where the accrual of interest has been discontinued, and will resume the accrual of interest on a mortgage loan when the facts and circumstances of the borrower and property indicate that the payments will continue to be received according to the terms of the original or modified mortgage loan agreement.

Refer to Note 2y. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

g.	Policy loans

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy and amounts ceded to reinsurers. At issuance, policy loans are fully secured by the cash surrender value of the policy. Unsecured amounts can occur when subsequent charges are incurred on the underlying policy without the receipt of additional premium. If the premium is not paid during the contractual grace period, the policy will lapse. Unsecured nonadmitted amounts were less than $1 million as of December 31, 2017 and 2016. Policy loans earn interest calculated based upon either a fixed or a variable interest rate. Accrued investment income on policy loans more than 90 days past due is included in the unpaid balance of the policy loan to the extent it does not exceed the cash surrender value of the underlying contract.

h.	Partnerships and limited liability companies

Partnerships and LLCs, except for partnerships that generate and realize low income housing tax credits (LIHTCs), are accounted for using the equity method with the change in the equity value of the underlying investment recorded in surplus. Distributions received are recognized as net investment income to the extent the distribution does not exceed previously recorded accumulated undistributed earnings.

Investments in partnerships that generate LIHTCs are carried at amortized cost unless considered impaired. Under the amortized cost method, the excess of the carrying value of the investment over its estimated residual value is amortized into net investment income during the period in which tax benefits are recognized.

The equity method is suspended if the carrying value of the investment is reduced to zero due to losses from the investment. Once the equity method is suspended, losses are not recorded until the investment returns to profitability and the equity method is resumed. However, if the Company has guaranteed obligations of the investment or is otherwise committed to provide further financial support for the investment, losses will continue to be reported up to the amount of those guaranteed obligations or commitments.

Refer to Note 2y. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

i.	Derivatives

Derivatives are carried at fair value, which is based primarily upon quotations obtained from counterparties and independent sources. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and independent sources when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based on an internal valuation process using market observable inputs that other market participants would use. Changes in the fair value of these instruments are recorded as unrealized capital gains (losses) in shareholder’s equity. Gains and losses realized on settlement, termination, closing or assignment of contracts are recorded as realized capital gains (losses). Amounts receivable and payable are accrued as net investment income.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

j.	Cash, cash equivalents and short-term investments

Cash and cash equivalents, which are carried at amortized cost, consist of all highly liquid investments purchased with original maturities of three months or less.

Short-term investments, which are carried at amortized cost, consist of short-term bonds and all highly liquid investments purchased with maturities of greater than three months and less than or equal to 12 months.

The carrying value reported in the Statutory Statements of Financial Position for cash, cash equivalents and short-term investment instruments approximates the fair value.

k.	Investment income due and accrued

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date.

l.	Other than invested assets

Other than invested assets primarily includes deferred and uncollected premium, reinsurance recoverables and other receivables.

m.	Separate accounts

Separate and sub-accounts accounts are segregated funds administered and invested by the Company, the performance of which primarily benefits the policyholders/contract holders with an interest in the separate accounts. Group and individual variable annuity, variable life and other insurance policyholders/contract holders select from among the separate accounts and sub-accounts made available by the Company. The separate accounts and sub-accounts are offered as investment options under certain insurance contracts or policies. The returns produced by separate account assets increase or decrease separate account reserves. Separate account assets consist principally of marketable securities reported at fair value. Separate account assets can only be used to satisfy separate account liabilities and are not available to satisfy the general obligations of the Company. Separate account administrative and investment advisory fees are included in fees and other income.

The Company only has separate accounts classified as nonguaranteed for which the policyholder/contract holder assumes the investment risk.

Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Operations with the offset recorded in the change in policyholders’ reserves. Investment income, realized capital gains (losses) and unrealized capital gains (losses) on the assets of separate accounts accrue to policyholders/contract holders and are not recorded in the Statutory Statements of Operations.

n.	Nonadmitted assets

Assets designated as nonadmitted by the NAIC primarily include the amount of DTAs (subject to certain limitations) that will not be realized by the end of the third calendar year following the current year end, certain investments in partnerships and LLCs for which qualifying audits are not performed, advances and prepayments, investment income due and accrued, and certain other receivables. Assets that are designated as nonadmitted are excluded from the Statutory Statements of Financial Position through a charge against shareholder’s equity.

o.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business to limit its insurance risk.

Premium income, benefits to policyholders (including unpaid claims) and policyholders’ reserves are reported net of reinsurance. Premium, benefits and reserves related to reinsured business are accounted for on bases consistent with

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid, but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded and modified coinsurance (Modco) reserve adjustments on reinsurance ceded are recorded as revenue.

p.	Policyholders’ reserves

Policyholders’ reserves provide for the present value of estimated future obligations in excess of estimated future premium on policies in force.

Reserves for individual life insurance contracts are developed using accepted actuarial methods computed principally on the net level premium or Commissioners’ Reserve Valuation Method bases using the 1980 or the 2001 Commissioners’ Standard Ordinary mortality table with assumed interest rates. Reserves for disability riders associated with life contracts are calculated using morbidity rates from the 1952 Period 2 Intercompany Disability Table, modified to reflect the Company’s morbidity experience.

The Company charges a higher premium on certain contracts that cover substandard mortality risk. For these policies, the reserve calculations are based on a substandard mortality rate, which is a multiple of the standard mortality tables.

Certain variable universal life and universal life contracts include features such as guaranteed minimum death benefits (GMDB) or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit. The liability for variable and universal life GMDBs and other guarantees is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves in the Statutory Statements of Operations.

The fixed index annuity (FIA) product offers guaranteed lifetime withdrawal benefit (GLWB). A GLWB provides the annuity contract holder with a guarantee that a minimum amount will be available for withdrawal annually for life regardless of the contract value.

Reserves for individual payout annuities are developed using accepted actuarial methods computed principally under CARVM using applicable interest rates and mortality tables. Individual payout annuities primarily use the 1983 Individual Annuity Mortality and Annuity 2000 tables.

Certain individual variable annuity and fixed annuity products offer GMDBs. The liability for GMDBs is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves in the Statutory Statement of Operations.

Variable annuity GMDBs provide a death benefit in excess of the contract value if the contract value is less than the guaranteed minimum amount. Some contracts provide that guarantee upon the contract owner’s death and others provide it upon the annuitant’s death. This amount may be based on a return of premium (the premium paid generally adjusted for withdrawals), a roll-up (an accumulation of premium at a specified interest rate adjusted for withdrawals), a reset (the contract value on a specified anniversary date adjusted for subsequent withdrawals, which is allowed to decrease when reset) or a ratchet (the contract value on a specified anniversary date adjusted for subsequent withdrawals, which is never allowed to decrease when reset). For a variable annuity contract, a decline in the stock or bond market causing the contract value to fall below the guaranteed specified amount will increase the net amount at risk, which is the amount of the GMDBs in excess of the contract value.

Reserves for individual fixed deferred annuities are developed using accepted actuarial methods computed principally under CARVM using applicable interest rates and mortality tables. Individual fixed deferred annuities primarily use the 1983 Individual Annuity Mortality and Annuity 2000 tables.

Reserves for individual variable deferred annuities are developed using accepted actuarial methods computed principally under CARVM for variable annuities using applicable interest rates and mortality tables. Individual variable deferred annuities primarily use the 1994 Minimum Guaranteed Death Benefit or Annuity 2000 tables. The

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

liability is evaluated under both a standard scenario and stochastic scenarios net of currently held applicable hedge asset cash flows. The Company holds the reserve liability valuation at the higher of the standard or stochastic scenario values. Based on the Company’s currently held hedges, if market interest rates increase, the fair value of the Company hedges would decrease in value and reserves would decrease. Should market interest rates decrease, the fair value of the Company hedges would increase in value and reserves would increase. In addition, the Company elected to hold additional reserves above those indicated based on the stochastic or standard scenario in order to maintain a prudent level of reserve adequacy.

The standard scenario is a prescriptive reserve with minimal company discretion. The primary driver of the standard scenario result is the composition of the in force policies, with the key factor being the extent to which the product guarantees are “in the money.” The value of the reserve guarantees under the standard scenario is driven primarily by equity markets.

For the stochastic scenarios, the Company uses the American Academy of Actuaries’ scenarios. Prudent estimate assumptions are used for mortality, expenses and commissions, investment management fees, taxes and policyholder behavior including lapses, partial withdrawals, annuitization and additional premium. These assumptions are consistent with those used for asset adequacy testing and are based on Company experience. Stochastic reserves are driven by the degree that the variable annuity benefits are “in the money” at projected interest rates and equity market levels, expenses, discount rates, net derivative values, and policyholder behavior.

Tabular interest, tabular reserves, reserves released, and tabular cost for all life and annuity contracts and supplementary contracts involving life contingencies are determined in accordance with NAIC Annual Statement instructions. For tabular interest, whole life and term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life, variable life, group life, annuity and supplemental contracts use a formula that applies a weighted average credited rate to the mean account value. For contracts without an account value (e.g., a Single Premium Immediate Annuity) a weighted average statutory valuation rate is applied to the mean statutory reserve or accepted actuarial methods using applicable interest rates are applied.

All policyholders’ reserves and accruals are presented net of reinsurance. Management believes that these liabilities and accruals represent management’s best estimate and will be sufficient, in conjunction with future revenues, to meet future anticipated obligations of policies and contracts in force.

q.	Liabilities for deposit-type contracts

Liabilities for investment-type contracts such as supplementary contracts not involving life contingencies are based on account value or accepted actuarial methods using applicable interest rates.

r.	Transfers due from separate accounts

Transfers due from separate accounts represent a net receivable from the Company’s separate accounts.

s.	Federal income taxes

Total federal income taxes are based upon the Company’s best estimate of its current and DTAs or liabilities. Current tax expense (benefit) is reported in the Statutory Statements of Operations as federal income tax expense (benefit) if resulting from operations and within net realized capital gains (losses) if resulting from invested asset transactions. Changes in the balances of deferred taxes, which provide for book-to-tax temporary differences, are subject to limitations and are reported within various lines within surplus. Accordingly, the reporting of book-to-tax temporary differences, such as reserves and policy acquisition costs, and of book-to-tax permanent differences, such as tax-exempt interest and tax credits, results in effective tax rates in the Statutory Statements of Operations that differ from the federal statutory tax rate.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

t.	Asset valuation reserve

The Company maintains an AVR that is a contingency reserve to stabilize shareholder’s equity against fluctuations in the carrying value of common stocks, real estate, partnerships and LLCs as well as credit-related changes in the value of bonds, preferred stocks, mortgage loans, and certain derivatives. The AVR is reported as a liability within the Statutory Statements of Financial Position and the change in AVR, net of tax, is reported within the Statutory Statements of Changes in Shareholder’s Equity.

u.	Repurchase agreements

Repurchase agreements are contracts under which the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. These repurchase agreements are carried at cost and accounted for as collateralized borrowings with the proceeds from the sale of the securities recorded as a liability while the underlying securities continue to be recorded as an investment by the Company. Earnings on these investments are recorded as investment income and the difference between the proceeds and the amount at which the securities will be subsequently reacquired is amortized as interest expense. Repurchase agreements are used as a tool for overall portfolio management to help ensure the Company maintains adequate assets in order to provide yield, spread and duration to support liabilities and other corporate needs.

The Company provides collateral, as dictated by the repurchase agreements, to the counterparty in exchange for a loan. If the fair value of the securities sold becomes less than the loan, the counterparty may require additional collateral.

The carrying value reported in the Statutory Statements of Financial Position for repurchase agreements approximates the fair value.

v.	Interest maintenance reserve

The Company maintains an IMR that is used to stabilize net income against fluctuations in interest rates. After-tax realized capital gains (losses), which result from changes in interest rates for all types of fixed-income investments and interest-related derivatives, are deferred into the IMR and amortized into net investment income using the grouped amortization method. In the grouped amortization method, assets are grouped based on years of maturity. IMR is reduced by the amount ceded to reinsurers when entering into in force coinsurance ceding agreements. The IMR is included in other liabilities, or if negative, is recorded as a nonadmitted asset.

w.	Other liabilities

Other liabilities primarily consist of interest due on derivatives, the IMR, affiliated payables and remittances and items not allocated.

x.	Premium and related expense recognition

Life insurance premium revenue is generally recognized annually on the anniversary date of the policy. However, premium for flexible products, primarily universal life and variable universal life contracts, is recognized as revenue when received. Annuity premium is recognized as revenue when received.

Premium revenue is adjusted by the related deferred premium adjustment. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments. Commissions and other costs related to issuance of new policies and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a reduction of benefits and expenses.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

y.	Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)

Realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses), including OTTI, are recognized in net income and are determined using the specific identification method.

Bonds - general

The Company employs a systematic methodology to evaluate OTTI by conducting a quarterly analysis of bonds. OTTI is evaluated in a manner consistent with market participant assumptions. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost; and (j) other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

In addition, if the Company has the intent to sell, or the inability, or lack of intent to retain the investment for a period sufficient to recover the amortized cost basis, an OTTI is recognized as a realized loss equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date.

When a bond is other-than-temporarily impaired, a new cost basis is established.

Bonds - corporate

For corporate securities, if it is determined that a decline in the fair value of a bond is other than temporary, OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and, generally, its fair value at the balance sheet date.

Bonds - loan-backed and structured securities

For loan-backed and structured securities, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected. The expected cash flows are discounted at the security’s effective interest rate. Internal inputs used in determining the amount of the OTTI on structured securities include collateral performance, prepayment speeds, default rates, and loss severity based on borrower and loan characteristics, as well as deal structure including subordination, over-collateralization and cash flow priority.

ABS and MBS are evaluated for OTTI using scenarios and assumptions based on the specifics of each security including collateral type, loan type, vintage and subordination level in the structure. Cash flow estimates are based on these assumptions and inputs obtained from external industry sources along with internal analysis and actual experience. Where applicable, assumptions include prepayment speeds, default rates and loss severity, weighted average maturity and changes in the underlying collateral values.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company has a review process for determining if CDOs are at risk for OTTI. For the senior, mezzanine and junior debt tranches, cash flows are modeled using multiple scenarios based on the current ratings and values of the underlying corporate credit risks and incorporating prepayment and default assumptions that vary according to collateral attributes of each CDO. The prepayment and default assumptions are varied within each model based upon rating (base case), historical expectations (default), rating change improvement (optimistic), rating change downgrade (pessimistic) and fair value (market). The default rates produced by these multiple scenarios are assigned an expectation weight according to current market and economic conditions and fed into a final scenario. OTTI is recorded if this final scenario results in the loss of any principal or interest payments due.

For the most subordinated junior CDO tranches, the present value of the projected cash flows in the final scenario is measured using an effective yield. If the current book value of the security is greater than the present value measured using an effective yield, an OTTI is taken in an amount sufficient to produce its effective yield. Certain CDOs cannot be modeled using all of the scenarios because of limitations on the data needed for all scenarios. The cash flows for these CDOs, including foreign currency denominated CDOs, are projected using a customized scenario management believes is reasonable for the applicable collateral pool.

For loan-backed and structured securities, any difference between the new amortized cost basis and any increased present value of future cash flows expected to be collected is accreted into net investment income over the expected remaining life of the bond.

Common and preferred stock

The cost basis of common and preferred stocks is adjusted for impairments deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company’s ability and intent to retain the investment for a period sufficient to allow for a near-term recovery in value; and (c) the period and degree to which the value has been below cost. The Company conducts a quarterly analysis of issuers whose common or preferred stock is not-in-good standing or valued below 80% of cost. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

Mortgage loans

The Company performs internal reviews at least annually to determine if individual mortgage loans are performing or nonperforming. The fair values of performing mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For nonperforming loans, the fair value is the estimated collateral value of the underlying real estate. If foreclosure is probable, the Company will obtain an external appraisal.

Mortgage loans are considered to be impaired when, based upon current available information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. A valuation allowance is recorded on a loan-by-loan basis in net unrealized capital losses for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral. Such information or events could include property performance, capital budgets, future lease roll, a property inspection as well as payment trends. Collectability and estimated decreases in collateral values are also assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. If there is a change in the fair value of the underlying collateral or the estimated loss on the loan, the valuation allowance is adjusted accordingly. An OTTI occurs upon the realization of a credit loss, typically through foreclosure or after a decision is made to accept a discounted payoff, and is recognized in realized capital losses. The previously recorded valuation allowance is reversed from unrealized capital losses. When an OTTI is recorded, a new cost basis is established reflecting estimated value of the collateral.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Real estate

For real estate held for the production of income, depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in realized capital losses. An impairment is recorded when the property’s estimated future net operating cash flows over ten years, undiscounted and without interest charges, is less than book value.

Adjustments to the carrying value of real estate held for sale are recorded in a valuation reserve as realized capital losses when the fair value less estimated selling costs is less than the carrying value.

Partnerships and LLCs
When it is probable that the Company will be unable to recover the outstanding carrying value of an investment based on undiscounted cash flows, or there is evidence indicating an inability of the investee to sustain earnings to justify the carrying value of the investment, OTTI is recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment. The estimated fair values of limited partnership interests are generally based on the Company’s share of the net asset value (NAV) as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

For determining impairments in partnerships that generate LIHTCs, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate for future benefits of ten or more years and compares the results to its current book value. Impairments are recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment.

Unrealized capital gains (losses)

Unrealized capital gains (losses) include changes in the fair value of derivatives, excluding interest rate swaps and credit default index swaps associated with replicated assets; currency translation adjustments on foreign-denominated bonds; changes in the fair value of unaffiliated common stocks; changes in the fair value of bonds and preferred stocks that are carried at fair value; and changes in the inflation adjustments on U.S Treasury inflation-indexed securities. Changes in the Company’s equity investments in partnerships and LLCs, including the earnings as reported on the financial statements, earnings recorded as accumulated undistributed earnings, foreign exchange asset valuation and mark-to-market on operating assets, and certain subsidiaries and affiliates are also reported as changes in unrealized capital gains (losses). Unrealized capital gains (losses) are recorded as a change in shareholder’s equity net of tax.

3.	New accounting standards

a.	Adoption of new accounting standards

In June 2016, the NAIC adopted substantive revisions to the Statements of Statutory Accounting Principles (SSAP) No. 51R, Life Contracts, to incorporate references to the Valuation Manual and to facilitate the implementation of principles-based reserving (PBR), which were effective on January 1, 2017. The adoption of PBR only applies to new life insurance policies issued after January 1, 2017, however the Company plans to adopt these revisions to SSAP No. 51 using the 3-year phased in approach by no later than January 1, 2020. The Company currently uses formulas and assumptions to determine reserves as prescribed by state laws and regulations. Under PBR, the Company will be required to hold the higher of (a) the reserve using prescribed factors or (b) the PBR reserve, which considers a wide range of future economic conditions, computed using justified company experience factors, such as mortality, policyholder behavior and expenses. The Company is currently assessing the impact of these modifications on the Company’s financial statements.

In August 2016, the NAIC adopted modifications to SSAP No. 51R, Life Contracts, which were effective January 1, 2017. These modifications clarified that annual assumption changes from reserving methods used in PBR would not qualify as a change in valuation basis. Changes in valuation basis are recorded directly to surplus instead of through income. These modifications were made to accommodate PBR which became effective January 1, 2017. These modifications are not expected to have an impact on the Company’s financial statements.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In December 2016, the NAIC adopted modifications to SSAP No. 35R, Guaranty Fund and Other Assessments, which became effective March 16, 2017. The modification allows insurers to consider expected renewals of short-term health contracts in determining the assets recognized from accrued guaranty fund liability assessments from insolvencies of entities that write long term care. Also, in August 2017, the NAIC made an additional modification to SSAP No. 35R to require discounting guaranty fund assessments and the related recoverable tax credit in excess of one year to payment or recovery at the whole life discount rate in effect as of the reporting date. The Company has adopted these modifications, which did not have a significant impact on its financial statements.

In April 2017, the NAIC adopted modifications to SSAP No. 26R, Bonds, which was effective December 31, 2017. These modifications are part of an ongoing investment classification project. These modifications (a) provide a definition of a security, (b) update the description of bonds included in scope of the guidance, (c) require fair value accounting for certain Securities Valuation Office (SVO) identified investments, such as bond exchange traded funds, unless a systematic value has been elected, and (d) clarify the scope of the standard to specifically include bank loans acquired through organization, participation, syndication or assignment. The adoption of these modifications did not have an impact on the Company’s financial statements in 2017.

In June 2017, the NAIC adopted modifications to SSAP No. 30, Unaffiliated Common Stock, SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, and SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities as they relate to ASU 2016-07, Simplifying the Transition to the Equity Method of Accounting which were effective January 1, 2017. These modifications included the definition of control and provided guidance as to when an investment qualified (or no longer qualifies) for the equity method of accounting. These modifications further specified that when the level of investment in a subsidiary, controlled or affiliated (SCA) entity fell below the level of control, defined as the possession, directly or indirectly, of the power to direct or cause the direction of the management and policies of the investee in SSAP No. 97, the reporting entity should discontinue the use of the equity method of accounting. When an entity becomes qualified to use the equity method of accounting, the entity should add the cost of acquiring the additional interest in the investee to the current basis of the previously held interest and apply the equity method of accounting, prospectively. The Company has adopted these modifications.

In June 2017, the NAIC adopted modifications to SSAP No. 37, Mortgage Loans, which became effective June 8, 2017. These modifications clarify that a reporting entity providing a mortgage loan as a “participant in a mortgage loan agreement”, should consider the mortgage loan in the scope of SSAP No. 37. Specifically, in addition to mortgage loans directly originated, a mortgage loan also includes mortgages acquired through assignment, syndication or participation. These modifications also clarify the impairment assessment and incorporate new disclosures for these types of mortgage loans to identify mortgage loans in which the insurer is a participant or co-lender. These modifications did not have a financial impact on the Company. The Company has added the additional disclosures to the Company’s financial statements.

b.	Future adoption of new accounting standards

In January 2017, the NAIC adopted modifications to SSAP No. 86, Derivatives, which will be effective January 1, 2018. The modifications maintain gross reporting of derivative variation margin as a separate unit of account, rather than characterizing as legal settlement with mark-to-market changes recorded in surplus. Regarding exchange traded futures, these modifications further clarify that variation margin and mark-to-market changes should be recorded in the same manner as all other derivative instruments. The Company will record mark-to-market gains and losses from exchange traded futures as unrealized gains or losses instead of realized gains or losses and gross up the derivatives and collateral line items on its financial statements. The modifications will not impact total surplus and the Company anticipates an immaterial impact on its financial statements.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In April 2017, the NAIC adopted modifications to SSAP No. 69, Statement of Cash Flow: Classification of Certain Cash Receipts and Cash Payments, to adopt ASU No. 2016-15, Classification of Certain Cash Receipts and Cash Payments, in its entirety, which will be effective January 1, 2018 on a retrospective basis. In June 2017, the NAIC adopted additional modifications to SSAP No. 69 to incorporate portions of ASU No. 2016-18, Restricted Cash, which will be effective December 31, 2019 with early adoption permitted. The initial modifications address the classification and disclosure of certain items within the statements of cash flows. Upon adoption, proceeds from the settlement of corporate owned life insurance policies owned by the Company will be classified as investing activities instead of operating activities. Additionally, the Company will apply the nature of distribution approach to SCA equity method investments and the cumulative earnings approach to all other equity method investments in determining whether distributions received from equity method investees are returns on investment, recorded as operating activities, or returns of investment, recorded as investing activities. Effective January 1, 2018, the Company will early adopt on a retrospective basis, the second modification that adds restricted cash, cash equivalents and short-term investments to the existing statutory disclosure requirements in SSAP No.1, Accounting Policies, Risks & Uncertainties and Other Disclosures. Although the adoption of these modifications will require reclassification between investing and operating cash flows, they will not have a material impact on the Company’s financial statements.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

4.	Fair value of financial instruments

The following presents a summary of the carrying values and fair values of the Company’s financial instruments:

	December 31, 2017
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds:
U. S. government and agencies	$274	$281	$-	$281	$-
All other governments	1	1	-	1	-
States, territories and possessions	29	32	-	32	-
Political subdivisions	16	18	-	18	-
Special revenue	120	135	-	135	-
Industrial and miscellaneous	3,412	3,602	-	1,784	1,818
Parent, subsidiaries and affiliates	270	278	-	67	211
Preferred stocks	27	28	19	-	9
Common stock - subsidiary and affiliates	18	18	18	-	-
Common stock - unaffiliated	5	5	2	-	3
Mortgage loans - commercial	806	829	-	-	829
Mortgage loans - residential	131	127	-	-	127
Derivatives:
Interest rate swaps	357	357	-	357	-
Options	20	20	-	20	-
Currency swaps	19	19	-	19	-
Cash, cash equivalents and short-term investments	304	304	12	292	-
Separate account assets	1,878	1,878	1,878	-	-
Financial liabilities:
Repurchase agreements	232	232	-	232	-
Individual annuity contracts	3,039	3,890	-	-	3,890
Supplementary contracts	68	69	-	-	69
Derivatives:
Interest rate swaps	440	440	-	440	-
Currency swaps	21	21	-	21	-
Forward contracts	4	4	-	4	-

Common stock – subsidiary and affiliates does not include MML Bay State, which has a statutory carry value of $295 million.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2016
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds:
U. S. government and agencies	$272	$287	$-	$287	$-
All other governments	1	1	-	1	-
States, territories and possessions	33	36	-	36	-
Political subdivisions	15	16	-	16	-
Special revenue	126	138	-	138	-
Industrial and miscellaneous	3,361	3,495	-	1,850	1,645
Parent, subsidiaries and affiliates	269	275	-	35	240
Preferred stocks	25	25	16	-	9
Common stock - subsidiary and affiliates	21	21	21	-	-
Common stock - unaffiliated	3	3	-	-	3
Mortgage loans - commercial	816	839	-	-	839
Mortgage loans - residential	151	147	-	-	147
Derivatives:
Interest rate swaps	426	426	-	426	-
Options	26	26	-	26	-
Currency swaps	54	54	-	54	-
Forward contracts	3	3	-	3	-
Cash, cash equivalents and short-term investments	161	161	12	149	-
Separate account assets	1,718	1,718	1,718	-	-
Financial liabilities:
Repurchase agreements	237	237	-	237	-
Individual annuity contracts	3,089	3,636	-	-	3,636
Supplementary contracts	65	66	-	-	66
Derivatives:
Interest rate swaps	498	498	-	498	-
Currency swaps	1	1	-	1	-
Forward contracts	2	2	-	2	-

Common stock – subsidiary and affiliates does not include MML Bay State, which has a statutory carry value of $288 million.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance for fair value establishes a measurement framework that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. Each level reflects a unique description of the inputs that are significant to the fair value measurements. The levels of the fair value hierarchy are as follows:

Level 1 – Observable inputs in the form of quoted prices for identical instruments in active markets.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be derived from observable market data for substantially the full term of the assets or liabilities.

Level 3 – One or more unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using internal models, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

When available, the Company generally uses unadjusted quoted market prices from independent sources to determine the fair value of investments and classifies such items within Level 1 of the fair value hierarchy. If quoted prices are not available, prices are derived from observable market data for similar assets in an active market or obtained directly from brokers for identical assets traded in inactive markets. Investments that are priced using these inputs are classified within Level 2 of the fair value hierarchy. When some of the necessary observable inputs are unavailable, fair value is based upon internally developed models. These models use inputs not directly observable or correlated with observable market data. Typical inputs, which are integrated in the Company’s internal discounted cash flow models and discounted earnings models include, but are not limited to, issuer spreads derived from internal credit ratings and benchmark yields such as London Inter-Bank Offered Rate (LIBOR), cash flow estimates and earnings before interest, taxes, depreciation and amortization estimates. Investments that are priced with such unobservable inputs are classified within Level 3 of the fair value hierarchy.

The Company has established and maintains policies and guidelines that govern its valuation methodologies and their consistent application. These policies and guidelines address the use of inputs, price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of prices against market activity or indicators for reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. The valuation policies and guidelines are reviewed and updated as appropriate.

Annually, the Company reviews the primary pricing vendor to validate that the inputs used in that vendor’s pricing process are deemed to be market observable as defined above. While the Company was not provided access to proprietary models of the vendor, the reviews have included on-site walk-throughs of the pricing process, methodologies and control procedures for each asset class and level for which prices are provided. The review also included an examination of the underlying inputs and assumptions for a sample of individual securities across asset classes. In addition, the Company and its pricing vendors have an established challenge process in place for all security valuations, which facilitates identification and resolution of prices that fall outside expected ranges. The Company believes that the prices received from the pricing vendors are representative of prices that would be received to sell the assets at the applicable measurement date (exit prices) and are classified appropriately in the hierarchy.

The Company reviews the fair value hierarchy classifications at each reporting period. Overall, reclassifications between levels occur when there are changes in the observability of inputs and market activity used in the valuation of a financial asset or liability. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1 (primarily equity securities including mutual fund investments), transfers between Level 1 and Level 2 measurement categories are expected to be infrequent. Transfers into and out of Level 3 are summarized in the schedule of changes in Level 3 assets and liabilities.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The fair value of individual annuity and supplementary contracts is determined using one of several methods based on the specific contract type. For short-term contracts, generally less than 30 days, the fair value is assumed to be the book value. For investment-type contracts, the fair value is determined by calculating the present value of future cash flows discounted at current market interest rates, the risk-free rate or a current pricing yield curve based on pricing assumptions using assets of a comparable corporate bond quality. Annuities are valued using cash flow projections from the Company’s asset-liability management analysis.

The following presents the Company’s fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2017

	Level 1	Level 2	Level 3	Total

	(In Millions)

Financial assets:
Bonds:
Special revenue	$-	$1	$-	$1
Industrial and miscellaneous	-	-	2	2
Parent, subsidiaries and affiliates	-	-	7	7
Common stock - subsidiary and affiliates	18	-	-	18
Common stock - unaffiliated	2	-	3	5
Derivatives:
Interest rate swaps	-	357	-	357
Options	-	20	-	20
Currency swaps	-	19	-	19
Separate account assets	1,878	-	-	1,878

Total financial assets carried at fair value	$1,898	$397	$12	$2,307

Financial liabilities:
Derivatives:
Interest rate swaps	$-	$440	$-	$440
Currency swaps	-	21	-	21
Forward contracts	-	4	-	4

Total financial liabilities carried at fair value	$-	$465	$-	$465

For the year ended December 31, 2017, there were no significant transfers between Level 1 and Level 2.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2016

	Level 1	Level 2	Level 3	Total

	(In Millions)

Financial assets:
Bonds:
Industrial and miscellaneous	$-	$-	$1	$1
Parent, subsidiaries and affiliates	-	1	6	7
Preferred stocks NAIC 4-6	1	-	-	1
Common stock - subsidiary and affiliates	21	-	-	21
Common stock - unaffiliated	1	-	2	3
Derivatives:
Interest rate swaps	-	426	-	426
Options	-	26	-	26
Currency swaps	-	54	-	54
Forward contracts	-	3	-	3
Separate account assets	1,718	-	-	1,718

Total financial assets carried at fair value	$1,741	$510	$9	$2,260

Financial liabilities:
Derivatives:
Interest rate swaps	$-	$498	$-	$498
Currency swaps	-	1	-	1
Forward contracts	-	2	-	2

Total financial liabilities carried at fair value	$-	$501	$-	$501

For the year ended December 31, 2016, there were no significant transfers between Level 1 and Level 2.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Valuation Techniques and Inputs

The Company determines the fair value of its investments using primarily the market approach or the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or the income approach is used.

A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis and categorized within Level 2 and Level 3 of the fair value hierarchy is as follows:

Derivative assets and liabilities - These financial instruments are primarily valued using the market approach. The estimated fair value of derivatives is based primarily on quotations obtained from counterparties and independent sources, such as quoted market values received from brokers. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and an independent source when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based upon an internal valuation process using market observable inputs that other market participants would use. Significant inputs to the valuation of derivative financial instruments include overnight index swaps and LIBOR basis curves, interest rate volatility, swap yield curve, currency spot rates, cross currency basis curves and dividend yields. Due to the observability of the significant inputs to these fair value measurements, they are classified as Level 2.

The use of different assumptions or valuation methodologies may have a material impact on the estimated fair value amounts. For the periods presented, there were no significant changes to the Company’s valuation techniques.

The following presents changes in the Company’s Level 3 assets carried at fair value:

	Balance as of 1/1/17	Gains (Losses) in Net Income	Gains (Losses) in Surplus	Purchases	Issuances	Sales	Settlements	In	Transfers Out	Other	Balance as of 12/31/17

	(In Millions)

Financial assets:
Bonds:
Industrial and miscellaneous	$1	$-	$-	$-	$-	$-	$(1)	$-	$-	$2	$2
Parent, subsidiaries, and affiliates	6	-	1	-	-	-	-	-	-	-	7
Common stocks - subsidiaries
Common stocks - unaffiliated	2	-	1	-	-	-	-	-	-	-	3

Total financial assets	$9	$-	$2	$-	$-	$-	$(1)	$-	$-	$2	$12

Other transfers include assets that are either no longer carried at fair value, or have just begun to be carried at fair value, such as assets with no level changes but a change in the lower of cost or market carrying basis.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	Balance as of 1/1/16	Gains (Losses) in Net Income	Gains (Losses) in Surplus	Purchases	Issuances	Sales	Settlements	In	Transfers Out	Other	Balance as of 12/31/16

	(In Millions)

Financial assets:
Bonds:
Industrial and miscellaneous	$-	$-	$(1)	$-	$1	$-	$-	$-	$-	$1	$1
Parent, subsidiaries, and affiliates	5	-	1	1	-	-	(1)	-	-	-	6
Common stocks - subsidiaries
Common stocks - unaffiliated	2	-	-	-	-	-	-	-	-	-	2

Total financial assets	$7	$-	$-	$1	$1	$-	$(1)	$-	$-	$1	$9

Other transfers include assets that are either no longer carried at fair value, or have just begun to be carried at fair value, such as assets with no level changes but a change in the lower of cost or market carrying basis.

5.	Investments

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment.

a.	Bonds

The carrying value and fair value of bonds were as follows:

	December 31, 2017

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(In Millions)

U.S. government and agencies	$274	$7	$-	$281
All other governments	1	-	-	1
States, territories and possessions	29	3	-	32
Political subdivisions	16	2	-	18
Special revenue	120	15	-	135
Industrial and miscellaneous	3,412	203	13	3,602
Parent, subsidiaries and affiliates	270	10	2	278

Total	$4,122	$240	$15	$4,347

The December 31, 2017 gross unrealized losses exclude less than $1 million of losses included in the carrying value of NAIC Class 6 bonds and RMBS and CMBS whose ratings were obtained from outside modelers. These losses were primarily included in industrial and miscellaneous.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2016

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(In Millions)

U.S. government and agencies	$272	$ 15	$ -	$287
All other governments	1	-	-	1
States, territories and possessions	33	3	-	36
Political subdivisions	15	1	-	16
Special revenue	126	12	-	138
Industrial and miscellaneous	3,361	168	34	3,495
Parent, subsidiaries and affiliates	269	8	2	275

Total	$4,077	$ 207	$ 36	$4,248

The December 31, 2016 gross unrealized losses exclude $2 million of losses included in the carrying value of NAIC Class 6 bonds. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

The quality of the bond portfolio is determined by the use of SVO ratings and the equivalent rating agency designations, except for RMBS and CMBS that use outside modelers. The following sets forth the NAIC class ratings for the bond portfolio including RMBS and CMBS:

		December 31,
		2017		2016

NAIC Class	Equivalent Rating Agency Designation	Carrying Value	% of Total	Carrying Value	% of Total
		($ In Millions)

1	Aaa/Aa/A	$1,978	48%	$2,039	50%
2	Baa	1,510	37	1,523	37
3	Ba	259	6	224	5
4	B	248	6	191	5
5	Caa and lower	100	2	76	2
6	In or near default	27	1	24	1

	Total	$4,122	100%	$4,077	100%

The following summarizes NAIC ratings for RMBS and CMBS investments subject to NAIC modeling:

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31,
	2017				2016

	RMBS		CMBS		RMBS		CMBS

NAIC Class	Carrying Value	% of Total	Carrying Value	% of Total	Carrying Value	% of Total	Carrying Value	% of Total

	($ In Millions)

1	$ 43	100%	$ 95	98%	$ 52	100%	$ 87	100%
6	-	-	2	2	-	-	-	-

	$ 43	100%	$ 97	100%	$ 52	100%	$ 87	100%

The following is a summary of the carrying value and fair value of bonds as of December 31, 2017 by contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without prepayment penalties. Securities with more than one maturity date are included in the table using the final maturity date.

	Carrying Value	Fair Value

	(In Millions)

Due in one year or less	$54	$55
Due after one year through five years	1,165	1,196
Due after five years through ten years	1,186	1,226
Due after ten years	1,717	1,870

Total	$4,122	$4,347

Sales proceeds and related gross realized capital gains (losses) from bonds were as follows:

	Years Ended December 31,
	2017	2016	2015

	(In Millions)

Proceeds from sales	$340	$297	$189
Gross realized capital gains from sales	7	12	10
Gross realized capital losses from sales	(11)	(4)	(4)

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is a summary of the fair values and gross unrealized losses aggregated by bond category and length of time that the securities were in a continuous unrealized loss position:

	December 31, 2017

	Less Than 12 Months			12 Months or Longer

	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers

	($ In Millions)

Industrial and miscellaneous	$265	$ 4	230	$216	$ 9	218
Parent, subsidiaries and affiliates	184	2	2	11	-	4

Total	$449	$ 6	232	$227	$ 9	222

The December 31, 2017 gross unrealized losses include less than $1 million of losses included in the carrying value of NAIC Class 6 bonds and RMBS and CMBS whose ratings were obtained from outside modelers. These losses were primarily included in industrial and miscellaneous.

	December 31, 2016

	Less Than 12 Months			12 Months or Longer

	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers

	($ In Millions)

Industrial and miscellaneous	$558	$ 17	429	$389	$ 19	374
Parent, subsidiaries and affiliates	213	1	3	37	1	17

Total	$771	$ 18	432	$426	$ 20	391

The December 31, 2016 gross unrealized losses include $2 million of losses included in the carrying value of NAIC Class 6 bonds. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

As of December 31, 2017 and 2016, management has not deemed these unrealized losses to be other than temporary because the investment’s carrying value is expected to be realized and the Company has the ability and intent not to sell these investments until recovery, which may be at maturity.

As of December 31, 2017, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $124 million. Securities in an unrealized loss position for less than 12 months had a fair value of $49 million and unrealized losses of $1 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $75 million and unrealized losses of $2 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

As of December 31, 2016, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $340 million. Securities in an unrealized loss position for less than 12 months had a fair value of $106 million and unrealized losses of $3 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $234 million and unrealized losses of $5 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

In the course of the Company’s investment management activities, securities may be sold and reacquired within 30 days to enhance the Company’s yield on its investment portfolio. The Company did not sell any securities with the

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

NAIC Designation 3 or below for the years ended December 31, 2017 or 2016, that were reacquired within 30 days of the sale date.

The Company had assets on deposit with government authorities or trustees, as required by law, in the amount of $3 million as of December 31, 2017 and 2016.

Residential mortgage-backed exposure

RMBS are included in the U.S. government and agencies, special revenue, and industrial and miscellaneous bond categories. The Alt-A category includes option adjustable-rate mortgages and the subprime category includes ‘scratch and dent’ or reperforming pools, high loan-to-value pools and pools where the borrowers have very impaired credit but the average loan-to-value is low, typically 70% or below. In identifying Alt-A and subprime exposure, management used a combination of qualitative and quantitative factors, including FICO scores and loan-to-value ratios.

As of December 31, 2017, RMBS had a total carrying value of $58 million and a fair value of $65 million, of which approximately 35%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $30 million and a fair value of $35 million. As of December 31, 2016, RMBS had a total carrying value of $71 million and a fair value of $81 million, of which approximately 33%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $38 million and a fair value of $43 million.

During the year ended December 31, 2017, there were no significant credit downgrades for the securities held by the Company that were backed by residential mortgage pools.

Leveraged loan exposure

Leveraged loans are loans extended to companies that already have considerable amounts of debt. The Company reports leveraged loans as bonds. These leveraged loans have interest rates higher than typical loans, reflecting the additional risk of default from issuers with high debt-to-equity ratios.

As of December 31, 2017, total leveraged loans and leveraged loan CDOs had a carrying value of $671 million and a fair value of $683 million, of which approximately 78%, based on carrying value, were domestic leveraged loans and CDOs. As of December 31, 2016, total leveraged loans and leveraged loan CDOs had a carrying value of $650 million and a fair value of $657 million, of which approximately 86%, based on carrying value, were domestic leveraged loans and CDOs.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Commercial mortgage-backed exposure

The Company holds bonds backed by pools of commercial mortgages. The mortgages in these pools have varying risk characteristics related to underlying collateral type, borrower’s risk profile and ability to refinance and the return provided to the borrower from the underlying collateral. These investments had a carrying value of $97 million and fair value of $98 million as of December 31, 2017 and a carrying value of $94 million and fair value of $96 million as of December 31, 2016.

b.	Preferred stocks

The carrying value and fair value of preferred stocks were as follows:

	December 31,

	2017	2016

	(In Millions)

Carrying value	$27	$25
Gross unrealized gains	1	1
Gross unrealized losses	-	(1)

Fair value	$28	$25

As of December 31, 2017, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $6 million in thirteen issuers, $2 million of which were in an unrealized loss position for more than 12 months. As of December 31, 2016, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $13 million in 20 issuers, all of which were in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2y. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” the decline in value of these securities was not considered to be other than temporary as of December 31, 2017 or 2016.

The Company held preferred stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of $7 million as of December 31, 2017 and 2016.

c.	Common stock - subsidiary and affiliates

MML Bay State primarily provides variable life and bank-owned life insurance business. The Company did not receive a dividend from MML Bay State in 2017, 2016 or 2015. A majority of MML Bay State’s shareholder’s equity is subject to dividend restrictions. Dividend restrictions, imposed by state regulations, limit the payment of dividends to the Company without prior approval from the Department. Under these regulations, $30 million of shareholder’s equity is available for distribution to the shareholder in 2018 without prior regulatory approval. The Company does not rely on dividends from its subsidiary to meet its operating cash flow requirements.

The Company did not hold any affiliated common stocks for which the transfer of ownership was restricted by contractual requirements as of December 31, 2017 or 2016.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Summarized below is certain statutory financial information for MML Bay State:

	As of and for Years Ended December 31,
	2017	2016	2015

	(In Millions)

Total revenue	$24	$153	$97
Net income	15	20	21
Assets	4,961	4,814	4,700
Liabilities	4,666	4,526	4,469
Equity	295	288	231

d.	Common stocks - unaffiliated

The adjusted cost basis and carrying value of unaffiliated common stocks were as follows:

	December 31,
	2017	2016

	(In Millions)

Adjusted cost basis	$3	$2
Gross unrealized gains	2	1

Carrying value	$5	$3

As of December 31, 2017, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $2 million from seven issuers, less than $1 million of which were in an unrealized loss position for more than 12 months. As of December 31, 2016, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of less than $1 million in 18 issuers. Based upon the Company’s impairment review process discussed in Note 2y. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” the decline in value of these securities was not considered to be other than temporary as of December 31, 2017 or 2016.

The Company held common stocks, for which the transfer of ownership was restricted by contractual requirements, with carrying values of $3 million as of December 31, 2017 and $1 million as of December 31, 2016.

e.	Mortgage loans

Mortgage loans comprised commercial mortgage loans and residential mortgage loans. The Company’s commercial mortgage loans primarily finance various types of real estate properties throughout the U.S., the United Kingdom and Canada. The Company holds commercial mortgage loans for which it is a participant or co-lender in a mortgage loan agreement and mezzanine loans that are subordinate to senior secured first liens. The Company’s loan agreements with the senior lender contain negotiated provisions that are designed to maximize the Company’s influence with the objective of mitigating the Company’s risks as the secondary lender for mezzanine loans. Commercial mortgage loans have varying risk characteristics including, among others, the borrower’s liquidity, the underlying percentage of completion of a project, the returns generated by the collateral, the refinance risk associated with maturity of the loan and deteriorating collateral value.

Residential mortgage loans are primarily seasoned pools of homogeneous residential mortgage loans substantially backed by Federal Housing Administration (FHA) and Veterans Administration (VA) guarantees. As of December 31, 2017 and 2016, the Company did not have any direct subprime exposure through the purchases of unsecuritized whole-loan pools.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Geographical concentration is considered prior to the purchase of mortgage loans and residential mortgage loan pools. The mortgage loan portfolio is diverse with no significant collateral concentrations in any particular geographic region as of December 31, 2017 or 2016.

The carrying value and fair value of the Company’s mortgage loans were as follows:

	December 31,
	2017		2016

	Carrying Value	Fair Value	Carrying Value	Fair Value

	(In Millions)

Commercial mortgage loans:
Primary lender	$ 803	$826	$ 813	$ 836
Mezzanine loans	3	3	3	3

Total commercial mortgage loans	806	829	816	839

Residential mortgage loans:
FHA insured and VA guaranteed	130	126	149	145
Other residential loans	1	1	2	2

Total residential mortgage loans	131	127	151	147

Total mortgage loans	$ 937	$956	$ 967	$ 986

As of December 31, 2017, scheduled commercial mortgage loan maturities were as follows (in millions):

2018	$16
2019	21
2020	56
2021	31
2022	20
Thereafter	662

Commercial mortgage loans	806
Residential mortgage loans	131

Total	$937

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company uses an internal rating system as its primary method of monitoring credit quality. The following illustrates the Company’s mortgage loan portfolio rating, translated into the equivalent rating agency designation:

	December 31, 2017

	AAA/AA/A	BBB	BB	B	CCC and Lower	Total

	(In Millions)

Commercial mortgage loans:
Primary lender	$447	$324	$16	$16	$-	$803
Mezzanine loans	-	-	3	-	-	3

Total commercial mortgage loans	447	324	19	16	-	806

Residential mortgage loans:
FHA insured and VA guaranteed	130	-	-	-	-	130
Other residential loans	1	-	-	-	-	1

Total residential mortgage loans	131	-	-	-	-	131

Total mortgage loans	$578	$324	$19	$16	$-	$937

	December 31, 2016

	AAA/AA/A	BBB	BB	B	CCC and Lower	Total

	(In Millions)

Commercial mortgage loans:
Primary lender	$436	$340	$27	$8	$2	$813
Mezzanine loans	-	-	3	-	-	3

Total commercial mortgage loans	436	340	30	8	2	816

Residential mortgage loans:
FHA insured and VA guaranteed	149	-	-	-	-	149
Other residential loans	2	-	-	-	-	2

Total residential mortgage loans	151	-	-	-	-	151

Total mortgage loans	$587	$340	$30	$8	$2	$967

The loan-to-value ratios by property type of the Company’s commercial mortgage loans were as follows:

	December 31, 2017

	Less Than 81%	81% to 95%	Above 95%	Total	% of Total

	($ In Millions)

Office	$271	$-	$-	$271	34%
Apartments	211	-	-	211	26
Industrial and other	124	-	-	124	15
Hotels	111	-	-	111	14
Retail	85	4	-	89	11

Total	$802	$4	$-	$806	100%

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2016

	Less Than	81% to	Above		% of
	81%	95%	95%	Total	Total

	($ In Millions)

Office	$297	$-	$2	$299	37%
Apartments	196	-	-	196	24
Hotels	121	-	-	121	15
Industrial and other	110	-	-	110	13
Retail	88	2	-	90	11

Total	$812	$2	$2	$816	100%

The maximum percentage of any one commercial mortgage loan to the estimated value of secured collateral at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 79.3% as of December 31, 2017 and 2016. The maximum percentage of any one mezzanine loan to the estimated value of secured collateral at the time the loan was originated was 43.4% as of December 31, 2017 and 60.3% as of December 31, 2016.

The geographic distribution of commercial mortgage loans was as follows:

	December 31, 2017

	Carrying Value	Average Loan-to-Value Ratio

	($ In Millions)

California	$222	50%
New York	88	50%
Illinois	82	45%
Texas	53	57%
District of Columbia	49	50%
United Kingdom	46	47%
Washington	43	47%
All other	223	53%

Total commercial mortgage loans	$806	50%

All other consists of 23 jurisdictions, with no individual exposure exceeding $23 million.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2016

	Carrying Value	Average Loan-to-Value Ratio

	($ In Millions)

California	$267	51%
New York	90	50%
Illinois	83	46%
Texas	50	56%
United Kingdom	44	51%
District of Columbia	36	46%
Washington	31	46%
All other	215	54%

Total commercial mortgage loans	$816	51%

All other consists of 22 jurisdictions, with no individual exposure exceeding $22 million.

Interest rates, including fixed and variable, on the Company’s portfolio of mortgage loans were:

December 31,
	2017			2016
	Low	High	Weighted Average	Low	High	Weighted Average

Commercial mortgage loans	3.1%	9.8%	4.2%	3.1%	8.6%	4.3%
Residential mortgage loans	2.8%	9.8%	5.0%	2.5%	9.7%	5.1%
Mezzanine mortgage loans	12.0%	12.0%	12.0%	11.1%	12.0%	11.5%

Interest rates, including fixed and variable, on new mortgage loans were:

Years Ended December 31,
	2017			2016
	Low	High	Weighted Average	Low	High	Weighted Average

Commercial mortgage loans	3.4%	9.8%	4.1%	3.2%	6.0%	4.0%
Residential mortgage loans	3.6%	4.6%	4.0%	4.3%	4.4%	4.3%

As of December 31, 2017, the Company had no impaired mortgage loans with or without a valuation allowance, including mortgage loans subject to a participant or co-lender mortgage loan agreement with a unilateral mortgage loan foreclosure restriction.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2016
	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance	Interest Income
	(In Millions)
With allowance recorded:
Commercial mortgage loans:
Primary lender	$2	$2	$3	$-	$-

With no allowance recorded:
Commercial mortgage loans:
Primary lender	1	2	2	-	-
Total impaired commercial mortgage loans	$3	$4	$5	$-	$-

The Company held $3 million of impaired mortgage loans subject to a participant or co-lender mortgage loan agreement with a unilateral mortgage loan foreclosure restriction as of December 31, 2016.

As of December 31, 2015, the Company had no impaired mortgage loans with or without a valuation allowance, including mortgage loans subject to a participant or co-lender mortgage loan agreement with a unilateral mortgage loan foreclosure restriction.

The following presents changes in the valuation allowance recorded for the Company’s commercial mortgage loans:

	Years Ended December 31,
	2017	2016	2015

	Primary Lender

	(In Millions)

Beginning balance	$-	$-	$-
Additions	-	(1)	-
Write-downs	-	1	-

Ending balance	$-	$-	$-

The Company did not hold any restructured mortgage loans, mortgage loans with principal or interest past due, or mortgage loans with suspended interest accruals as of December 31, 2017 or 2016. The carrying value of commercial mortgage loans subject to a participant or co-lender mortgage loan agreement was $806 million as of December 31, 2017 and $816 million as of December 31, 2016.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

f.	Partnerships and limited liability companies

The carrying value of partnership and LLC holdings by annual statement category were:

	December 31,
	2017	2016

	(In Millions)

Joint venture interests:
Real estate	$73	$79
Common stocks	87	99
Fixed maturities/preferred stock	8	8
Other	4	2
Surplus notes	12	10
LIHTCs	2	2

Total	$186	$200

The Company’s unexpired tax credits expire within a range of less than 1 year to 13 years.

The Company recorded tax credits on these investments of less than $1 million for 2017 and 2016. The minimum holding period required for the Company’s LIHTC investments extends from 1 year to 15 years.

For determining impairments for LIHTC investments, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate ranging from 1.8% for future benefits of two years to 2.4% for future benefits of ten or more years, and compares the result to its current carry value. The Tax Cuts and Jobs Act, enacted into law on December 22, 2017, reduced the statutory federal tax rate from 35% to 21%, effective January 1, 2018. Due to this law change, impairments of less than $1 million to LIHTC investments were recorded for the year ended December 31, 2017. There were no impairments for the year ended December 31, 2016.

There were no write-downs or reclassifications of LIHTC partnerships made during the years ended December 31, 2017 or December 31, 2016, due to forfeiture or ineligibility of tax credits or similar issues. In addition, there are no LIHTC properties currently subject to regulatory review for the years ended December 31, 2017 or 2016.

g.	Derivatives

The Company uses derivative financial instruments in the normal course of business to manage risks, primarily to reduce currency, interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and fixed income investments to create synthetic investments. These synthetic investments are created when they are economically more attractive than the actual instrument or when similar instruments are unavailable. Synthetic investments are created either to hedge and reduce the Company’s credit exposure or to create an investment in a particular asset. The Company held synthetic investments with a notional amount of $60 million as of December 31, 2017 and $63 million as of December 31, 2016. These notional amounts included no replicated asset transaction values as of December 31, 2017 and 2016, as defined under statutory accounting practices as the result of pairing of a long derivative contract with cash instruments.

The Company’s derivative strategy employs a variety of derivative financial instruments, including: interest rate, currency, equity, bond, and credit default swaps; options; forward contracts and financial futures. Investment risk is assessed on a portfolio basis and individual derivative financial instruments are not generally designated in hedging relationships; therefore, as allowed by statutory accounting practices, the Company intentionally has not applied hedge accounting.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Interest rate swaps are primarily used to more closely match the cash flows of assets and liabilities. Interest rate swaps are also used to mitigate changes in the value of assets anticipated to be purchased and other anticipated transactions and commitments. The Company uses currency swaps for the purpose of managing currency exchange risks in its assets and liabilities.

The Company does not sell credit default swaps as a participant in the credit insurance market. The Company does, however, use credit default swaps as part of its investment management process. The Company buys credit default swaps as an efficient means to reduce credit exposure to particular issuers or sectors in the Company’s investment portfolio. The Company sells credit default swaps in order to create synthetic investment positions that enhance the return on its investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market.

Options grant the purchaser the right to buy or sell a security or enter a derivative transaction at a stated price within a stated period. The Company’s option contracts have terms of up to 15 years. A swaption is an option to enter an interest rate swap to either receive or pay a fixed rate at a future date. The Company purchases these options for the purpose of managing interest rate risks in its assets and liabilities.

The Company adopted a clearly defined hedging strategy (CDHS) to enable the Company to incorporate currently held hedges in risk-based capital (RBC) calculations. The CDHS is used to significantly mitigate the impact that movements in capital markets have on the liabilities associated with annuity guarantees. The hedge portfolio consists mainly of interest rate swaps and equity options, and provides protection in the stress scenarios under which RBC is calculated. The hedge portfolio has offsetting impacts relative to the total asset requirement for RBC and surplus for FIA and variable annuity guaranteed living benefits.

The Company utilizes certain other agreements including forward contracts and financial futures. Currency forwards are contracts in which the Company agrees with other parties to exchange specified amounts of identified currencies at a specified future date. Typically, the exchange rate is agreed upon at the time of the contract. In addition, the Company also uses “to be announced” forward contracts (TBAs) to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost effective way. Typically, the price is agreed upon at contract inception and payment is made at a specified future date. The Company usually does not purchase TBAs with settlement by the first possible delivery date and thus, accounts for these TBAs as derivatives. TBAs that settle on the first possible delivery date are accounted for as bonds. The Company’s futures contracts are exchange traded and have credit risk. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions. Forward contracts and financial futures are used by the Company to reduce exposures to various risks including interest rates and currency rates.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s principal derivative exposures to market risk are interest rate risk, which includes inflation and credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as a result of changes in market interest rates. The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company regularly monitors counterparty credit ratings, derivative positions, valuations and the value of collateral posted to ensure counterparties are credit-worthy and the concentration of exposure is minimized, and monitors its derivative credit exposure as part of its overall risk management program.

The Company enters derivative transactions through bilateral derivative agreements with counterparties, or through over the counter cleared derivatives with a counterparty and the use of a clearinghouse. To minimize credit risk for bilateral transactions, the Company and its counterparties generally enter into master netting agreements based on agreed upon requirements that outline the framework for how collateral is to be posted in the amount owed under each transaction, subject to certain minimums. For over the counter cleared derivative transactions between the Company and a counterparty, the parties enter into a series of master netting and other agreements that govern, among other things, clearing and collateral requirements. These transactions are cleared through a clearinghouse and each derivative counterparty is only exposed to the default risk of the clearinghouse. Certain interest rate swaps and credit default swaps are considered cleared transactions. These cleared transactions require initial and daily variation margin collateral postings. These agreements allow for contracts in a positive position, in which amounts are due to the Company, to be offset by contracts in a negative position. This right of offset, combined with collateral obtained from counterparties, reduces the Company’s credit exposure.

Net collateral pledged to the counterparties was $120 million as of December 31, 2017 and $38 million as of December 31, 2016. In the event of default, the full market value exposure at risk in a net gain position, net of offsets and collateral was $5 million as of December 31, 2017 and $14 million as of December 31, 2016. The statutory net amount at risk, defined as net collateral pledged and statement values excluding accrued interest, was $14 million as of December 31, 2017 and $19 million as of December 31, 2016.

The following summarizes the carrying values and notional amounts of the Company’s derivative financial instruments:

	December 31, 2017

	Assets		Liabilities

	Carrying	Notional	Carrying	Notional
	Value	Amount	Value	Amount

	(In Millions)

Interest rate swaps	$357	$7,668	$440	$4,397
Options	20	209	-	26
Currency swaps	19	230	21	256
Other	-	498	4	247

Total	$396	$8,605	$465	$4,926

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2016

	Assets		Liabilities

	Carrying	Notional	Carrying	Notional
	Value	Amount	Value	Amount

	(In Millions)

Interest rate swaps	$426	$ 7,534	$ 498	$ 5,858
Options	26	221	-	-
Currency swaps	54	395	1	30
Other	3	574	2	132

Total	$509	$ 8,724	$ 501	$ 6,020

The average fair value of outstanding derivative assets was $462 million for the year ended December 31, 2017 and $815 million for the year ended December 31, 2016. The average fair value of outstanding derivative liabilities was $487 million for the year ended December 31, 2017 and $742 million for the year ended December 31, 2016.

The following summarizes the notional amounts of the Company’s credit default swaps by contractual maturity:

	December 31,
	2017	2016

	(In Millions)

Due in one year or less	$-	$7
Due after one year through five years	1	1

Total	$1	$8

The following presents the Company’s gross notional interest rate swap positions:

	December 31,
	2017	2016

	(In Millions)

Open interest rate swaps in a fixed pay position	$5,811	$6,482
Open interest rate swaps in a fixed receive position	6,254	6,910

Total interest rate swaps	$12,065	$13,392

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the Company’s net realized gains (losses) on closed contracts and change in net unrealized gains (losses) related to market fluctuations on open contracts by derivative type:

	Year Ended
	December 31, 2017

	Net Realized	Change In Net
	Gains (Losses)	Unrealized Gains
	on Closed	(Losses) on
	Contracts	Open Contracts

	(In Millions)

Interest rate swaps	$ (1)	$ (11)
Currency swaps	8	(56)
Options	(3)	(4)
Forward contracts	(8)	(2)
Financial futures	37	-

Total	$ 33	$ (73)

	Year Ended
	December 31, 2016
	Net Realized	Change In Net
	Gains (Losses)	Unrealized Gains
	on Closed	(Losses) on
	Contracts	Open Contracts

	(In Millions)

Interest rate swaps	$ (3)	$ (31)
Currency swaps	3	23
Options	(13)	(8)
Forward contracts	13	(3)
Financial futures	3	-

Total	$ 3	$ (19)

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	Year Ended December 31, 2015

	Net Realized Gains (Losses) on Closed Contracts	Change In Net Unrealized Gains (Losses) on Open Contracts

	(In Millions)

Interest rate swaps	$ (1)	$ (37)
Currency swaps	1	24
Options	(5)	4
Forward contracts	11	(2)
Financial futures	(8)	-

Total	$ (2)	$ (11)

The following summarizes gross and net information of derivative assets and liabilities, along with collateral posted in connection with master netting agreements:

	December 31, 2017			December 31, 2016

	Derivative	Derivative		Derivative	Derivative
	Assets	Liabilities	Net	Assets	Liabilities	Net

	(In Millions)

Gross	$396	$465	$(69)	$509	$501	$8
Due and accrued	42	97	(55)	51	96	(45)
Gross amounts offset	(425)	(425)	-	(486)	(486)	-

Net asset	13	137	(124)	74	111	(37)
Collateral posted	(70)	(190)	120	(113)	(151)	38

Net	$(57)	$(53)	$(4)	$(39)	$(40)	$1

h.	Repurchase agreements

The Company had repurchase agreements with carrying values of $232 million as of December 31, 2017 and $237 million as of December 31, 2016. As of December 31, 2017, the maturities of these agreements ranged from January 3, 2018 through February 6, 2018 and the interest rates are 1.4%. The outstanding amounts were collateralized by cash and bonds with a carrying value of $234 million as of December 31, 2017 and $241 million as of December 31, 2016.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

i.	Net investment income

Net investment income, including IMR amortization, comprised the following:

	Years Ended December 31,
	2017	2016	2015

	(In Millions)

Bonds	$193	$206	$206
Preferred stocks	1	2	2
Common stocks - affiliates	1	-	-
Mortgage loans	42	48	47
Policy loans	7	7	7
Partnerships and LLCs	29	13	24
Derivatives	32	35	43
Cash, cash equivalents and short-term investments	3	2	1
Other	2	-	1

Subtotal investment income	310	313	331
Amortization of the IMR	11	13	17
Investment expenses	(14)	(14)	(12)

Net investment income	$307	$312	$336

j.	Net realized capital gains (losses)

Net realized capital gains (losses), which include OTTI and are net of deferral to the IMR, comprised the following:

	Years Ended December 31,
	2017	2016	2015

	(In Millions)

Bonds	$(7)	$(1)	$(5)
Preferred stocks	-	1	1
Common stocks - unaffiliated	-	-	2
Mortgage loans	(2)	(2)	-
Real estate	-	-	1
Partnerships and LLCs	(5)	(6)	(5)
Derivatives	33	3	(2)
Other	7	-	12

Net realized capital gains (losses) before federal and state taxes and deferral to the IMR	26	(5)	4
Net federal and state tax expense	(7)	(6)	(16)

Net realized capital gains (losses) before deferral to the IMR	19	(11)	(12)
Net after tax (gains) losses deferred to the IMR	(31)	6	7

Net realized capital (losses)	$(12)	$(5)	$(5)

The IMR liability balance was $57 million as of December 31, 2017 and $37 million as of December 31, 2016 and was included in other liabilities on the Statutory Statements of Financial Position. Refer to Note 2v. “Interest maintenance reserve” for information on the Company’s policy for IMR.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

OTTI, included in the realized capital losses, consisted of the following:

	Years Ended December 31,
	2017	2016	2015

	(In Millions)

Bonds	$(4)	$(6)	$(13)
Mortgage loans	-	(1)	-
Partnerships and LLCs	(4)	(5)	(2)

Total OTTI	$(8)	$(12)	$(15)

The Company recognized OTTI of less than $1 million for the year ended December 31, 2017, and $1 million for the years ended December 31, 2016 and 2015, on structured and loan backed securities, which are included in bonds, primarily due to the present value of expected cash flows being less than the amortized cost.

The Company utilized internally-developed models to determine less than 1% of the $4 million of bond OTTI for the year ended December 31, 2017, less than 1% of the $6 million of bond OTTI for the year ended December 31, 2016, and less than 1% of the $13 million of bond OTTI for the year ended December 31, 2015. The remaining OTTI amounts were determined using external inputs such as publicly observable fair values and credit ratings. Refer to Note 2y. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for more information on assumptions and inputs used in the Company’s OTTI models.

Refer to Note 17. “Impairment listing for loan-backed and structured securities” for a CUSIP level list of impaired structured securities where the present value of cash flows expected to be collected is less than the amortized cost basis.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

6.	Federal income taxes

On December 22, 2017, the president signed into law H.R. 1/Public Law 115-97, commonly known as the Tax Cuts and Jobs Act (the Act). The Act contains several key provisions that have significant financial statement effects. These provisions required the remeasurement of deferred tax assets and liabilities, and changed the method for computing deductions for life insurance reserves.

The Act required the remeasurement of deferred taxes, as it reduces the corporate tax rate to 21 percent, effective January 1, 2018. Accordingly, the Company remeasured its net admitted deferred taxes as of the enactment date and recognized a decrease in surplus of $17 million in 2017. Of the $17 million net decrease, $52 million was reflected in the change in other deferred income taxes, $2 million was reflected in the change in net unrealized foreign exchange capital gains (losses), $10 million was reflected in the change in net unrealized capital gains (losses), and offset by increases of $47 million reflected in change in nonadmitted assets.

The Act revised the computation of life insurance tax reserves to be the greater of the net surrender value of a contract and 92.81 percent of statutory reserves. The revised reserve computation is effective for taxable years beginning after December 31, 2017. A transition rule requires life insurers to spread the difference between the prior year end reserves computed on the old basis and those computed on the new basis over eight years as either income or a deduction. The Company has recorded an estimated provision for this change by recognizing a net $8 million decrease in its deferred tax asset, offset by a corresponding decrease in its deferred tax liability that will reverse over the eight year transition period. The Company is in the process of modifying its tax reserve systems to incorporate the new method. The Company will update the provisional amount when it completes its system modifications during the measurement period, but no later than December 2018.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company provides for DTAs in accordance with statutory accounting practices and has met the required threshold to utilize the three-year reversal period and 15% of surplus limitation.

The net DTA or deferred tax liability (DTL) recognized in the Company’s assets, liabilities and surplus is as follows:

	December 31, 2017

	Ordinary	Capital	Total

	(In Millions)

Gross DTAs	$106	$20	$126
Statutory valuation allowance adjustment	-	-	-

Adjusted gross DTAs	106	20	126
DTAs nonadmitted	(55)	(16)	(71)

Subtotal net admitted DTA	51	4	55
Total gross DTLs	(28)	(1)	(29)

Net admitted DTA(L)	$23	$3	$26

	December 31, 2016

	Ordinary	Capital	Total

	(In Millions)

Gross DTAs	$161	$54	$215
Statutory valuation allowance adjustment	-	-	-

Adjusted gross DTAs	161	54	215
DTAs nonadmitted	(87)	(30)	(117)

Subtotal net admitted DTA	74	24	98
Total gross DTLs	(33)	(23)	(56)

Net admitted DTA(L)	$41	$1	$42

	Change

	Ordinary	Capital	Total

	(In Millions)

Gross DTAs	$(55)	$(34)	$(89)
Statutory valuation allowance adjustment	-	-	-

Adjusted gross DTAs	(55)	(34)	(89)
DTAs nonadmitted	32	14	46

Subtotal net admitted DTA	(23)	(20)	(43)
Total gross DTLs	5	22	27

Net admitted DTA(L)	$(18)	$2	$(16)

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The amount of adjusted gross DTA admitted under each component of the guidance and the resulting change by tax character are as follows:

	December 31, 2017

	Ordinary	Capital	Total

	(In Millions)

Admitted DTA 3 years:
Federal income taxes that can be recovered	$-	$3	$3
Remaining adjusted gross DTAs expected to be realized within 3 years (lesser of 1 or 2):
1. Adjusted gross DTA to be realized	23	-	23
2. Adjusted gross DTA allowed per limitation threshold	232	-	232

Lesser of lines 1 or 2	23	-	23
Adjusted gross DTAs offset by existing DTLs	28	1	29

Total admitted DTA realized within 3 years	$51	$4	$55

	December 31, 2016

	Ordinary	Capital	Total

	(In Millions)

Admitted DTA 3 years:
Federal income taxes that can be recovered	$41	$1	$42
Remaining adjusted gross DTAs expected to be realized within 3 years
1. Adjusted gross DTA to be realized	-	-	-
2. Adjusted gross DTA allowed per limitation threshold	224	-	224

Lesser of lines 1 or 2	-	-	-
Adjusted gross DTAs offset by existing DTLs	33	23	56

Total admitted DTA realized within 3 years	$74	$24	$98

	Change

	Ordinary	Capital	Total

	(In Millions)

Admitted DTA 3 years:
Federal income taxes that can be recovered	$(41)	$2	$(39)
Remaining adjusted gross DTAs expected to be realized within 3 years
1. Adjusted gross DTA to be realized	23	-	23
2. Adjusted gross DTA allowed per limitation threshold	8	-	8

Lesser of lines 1 or 2	23	-	23
Adjusted gross DTAs offset by existing DTLs	(5)	(22)	(27)

Total admitted DTA realized within 3 years	$(23)	$(20)	$(43)

Effective January 1, 2018, the Act eliminates the ability to carryback net operating losses, therefore the amount of adjusted gross DTA admitted based on recoverable federal taxes is limited only to capital DTAs.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s total realization threshold limitations are as follows:

	December 31,
	2017	2016

	($ In Millions)

Ratio percentage used to determine recovery period and threshold limitation	1,531%	1,404%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation above	$1,545	$1,495

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The ultimate realization of DTAs depends on the generation of future taxable income during the periods in which the temporary differences are deductible. Management considers the scheduled reversal of DTLs, including the impact of available carryback and carryforward periods, projected taxable income and tax-planning strategies in making this assessment. The impact of tax-planning strategies is as follows:

December 31, 2017

	Ordinary	Capital	Total

(Percent)

Impact of tax planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	- %	- %	- %

Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	19%	100%	28%

December 31, 2016

	Ordinary	Capital	Total

(Percent)

Impact of tax planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	- %	- %	- %

Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	- %	100%	4%

Change

	Ordinary	Capital	Total

(Percent)

Impact of tax planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	- %	- %	- %

Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	19%	- %	24%

There are no reinsurance strategies included in the Company’s tax-planning strategies.

The provision for current tax expense on earnings is as follows:

	Years Ended December 31,
	2017	2016	2015

	(In Millions)

Federal income tax expense on operating earnings	$32	$22	$37
Foreign income tax expense on operating earnings	-	1	1

Total federal and foreign income tax expense on operating earnings	32	23	38
Federal income tax expense on net realized capital gains (losses)	7	7	16

Total federal and foreign income tax expense	$39	$30	$54

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

	December 31,
	2017	2016	Change

	(In Millions)

DTAs:
Ordinary
Reserve items	$32	$35	$(3)
Policy acquisition costs	22	34	(11)
Investment items	13	21	(8)
Unrealized investment losses	17	25	(8)
Nonadmitted assets	1	1	-
Expense items	-	-	-
Other	21	45	(24)

Total ordinary DTAs	106	161	(55)
Nonadmitted DTAs	(55)	(87)	32

Admitted ordinary DTAs	51	74	(23)

Capital
Investment items	18	26	(8)
Unrealized investment losses	2	28	(26)

Total capital DTAs	20	54	(34)
Nonadmitted DTAs	(16)	(30)	14

Admitted capital DTAs	4	24	(20)

Admitted DTAs	55	98	(43)

DTLs:
Ordinary
Investment Items	16	20	(4)
Deferred and uncollected premium	2	4	(2)
Reserve Items	8	-	8
Other	2	9	(7)

Total ordinary DTLs	28	33	(5)

Capital
Unrealized investment gains	1	23	(22)
Investment items	-	-	-

Total capital DTLs	1	23	(22)

Total DTLs	29	56	(27)

Net admitted DTA	$26	$42	$(16)

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The change in net deferred income taxes comprised the following:

	Years Ended December 31,
	2017	2016	2015

	(In Millions)

Net DTA(L)	$(63)	$27	$32
Less: Items not recorded in the change in net deferred income taxes:
Tax-effect of unrealized gains/(losses)	11	(18)	(14)

Change in net deferred income taxes	$(52)	$9	$18

The change in net deferred income taxes includes a decrease of $64 million due to the remeasurement of net DTA(L), of which an increase of $12 million is reflected in the change in unrealized gains/(losses).

As of December 31, 2017, the Company had no net operating or capital loss carryforwards to include in deferred income taxes. The Company has no tax credit carryforwards included in deferred taxes.

The components of federal and foreign income tax are recorded in the Statutory Statements of Operations and the Statutory Statements of Changes in Shareholder’s Equity and are different from those which would be obtained by applying the prevailing federal income tax rate to net gain from operations before federal income taxes. The significant items causing this difference are as follows:

	Years Ended December 31,
	2017	2016	2015

	(In Millions)

Provision computed at statutory rate of 35%	$48	$30	$58
Investment items	(8)	(11)	(9)
Corporate rate reduction	52	-	-
Tax credits	(1)	(1)	(2)
Change in reserve valuation basis	-	-	-
Nonadmitted assets	(1)	3	(2)
Foreign governmental income taxes	-	1	1
Other	1	(1)	(10)

Total statutory income tax expense	$91	$21	$36

Federal and foreign income tax expense	$39	$30	$54
Change in net deferred income taxes	52	(9)	(18)

Total statutory income tax expense	$91	$21	$36

The Company paid federal income taxes of $27 million in 2017, $36 million in 2016 and $64 million in 2015.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company is included in a consolidated U.S. federal income tax return with its parent, MassMutual, a mutual life insurance company domiciled in the Commonwealth of Massachusetts, and MassMutual’s eligible U.S. subsidiaries. The Company also files income tax returns in various states and foreign jurisdictions. The Company, MassMutual, and MassMutual’s eligible subsidiaries and certain affiliates (the Parties) have executed and are subject to a written tax allocation agreement (the Agreement). The Agreement sets forth the manner in which the total combined federal income tax is allocated among the Parties. The Agreement provides the Company with the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur. Further, the Agreement provides the Company with the enforceable right to utilize its net losses carried forward as an offset to future net income subject to federal income taxes.

Companies are generally required to disclose unrecognized tax benefits, which are the tax effect of positions taken on their tax returns, that may be challenged by various taxing authorities, in order to provide users of financial statements more information regarding potential liabilities. The Company recognizes tax benefits and related reserves in accordance with existing statutory accounting practices for liabilities, contingencies and impairments of assets.

The following is a reconciliation of the beginning and ending liability for unrecognized tax benefits (in millions):

Balance, January 1, 2017	$4
Gross change related to positions taken in prior years	-
Gross change related to positions taken in current year	1
Gross change related to settlements	-
Gross change related to lapse of statutes of limitations	-

Balance, December 31, 2017	$5

Included in the liability for unrecognized tax benefits as of December 31, 2017 are $5 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The liability for the unrecognized tax benefits as of December 31, 2017 includes no unrecognized tax benefits that, if recognized, would impact the Company’s effective tax rate.

The Company recognize accrued interest and penalties related to the liability for unrecognized tax benefits as a component of the provision for income taxes. The amount of net interest recognized was $1 million as of December 31, 2017 and 2016. The Company has no accrued penalties related to the liability for unrecognized tax benefits. In the next year, the Company does not anticipate the total amount of uncertain tax positions to significantly increase or decrease.

The Internal Revenue Service (IRS) has completed its examination of the tax returns filed for the years 2013 and prior. The IRS commenced its exam of years 2014-2015 in September 2017. The adjustments resulting from these examinations are not expected to materially affect the position or liquidity of the Company.

As of December 31, 2017 and 2016, the Company did not recognize any protective deposits as admitted assets.

7.	Deferred and uncollected life insurance premium

Deferred and uncollected life insurance premium, net of loading and reinsurance, are included in other than invested assets in the Company’s Statutory Statements of Financial Position. The following summarizes the deferred and uncollected life insurance premium on a gross basis, as well as net of loading and reinsurance:

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31,
	2017		2016

	Gross	Net	Gross	Net

	(In Millions)

Ordinary renewal	$(15)	$(20)	$(18)	$(25)

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading on deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses. Refer to Note 2p. “Policyholders’ reserves” for information on the Company’s accounting policies regarding gross premium and net premium.

Uncollected premium is gross premium net of reinsurance that is due and unpaid as of the reporting date, net of loading. Net premium is the amount used in the calculation of reserves. The change in deferred and uncollected life insurance premium is included in premium income. The change in loading is included as an expense and is not shown as a reduction to premium income.

Ordinary new business and ordinary renewal business consist of the basic amount of premium required on the underlying life insurance policies.

In certain instances, gross premium is less than net premium according to the standard valuation set by the Division and the Department. The gross premium is less than the net premium needed to establish the reserves because the statutory reserves must use standard conservative valuation mortality tables, while the gross premium calculated in pricing uses mortality tables that reflect both the Company’s experience and the transfer of mortality risk to reinsurers. The Company had life insurance in force of $576 million as of December 31, 2017 and $565 million as of December 31, 2016 for which gross premium was less than net premium.

8.	Policyholders’ liabilities

a.     Policyholders’ reserves

The Company had life insurance in force of $27,416 million as of December 31, 2017 and $32,353 million as of December 31, 2016.

The following summarizes policyholders’ reserves, net of reinsurance, and the range of interest rates by type of product:

	December 31,
	2017				2016

	Amount	Interest Rates			Amount	Interest Rates

	($ In Millions)

Individual annuities	$3,055	3.5%	-	9.0%	$3,104	3.5%	-	9.0%
Individual universal and variable life	860	4.0%	-	4.5%	853	4.0%	-	4.5%
Group life	68	4.0%	-	4.0%	68	4.0%	-	4.0%
Individual life	18	3.5%	-	4.5%	5	3.5%	-	4.5%

Total	$4,001				$4,030

Group life includes corporate-owned life insurance products and individual life includes term insurance.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Liabilities for deposit-type contracts

Supplementary contracts not involving life contingencies of $83 million as of December 31, 2017 and $79 million as of December 31, 2016 were included in liabilities for deposit-type contracts. The interest rate range on supplementary contracts was 0.3% - 3.0% as of December 31, 2017 and 2016.

c.	Additional liability for annuity contracts

Certain variable annuity contracts include additional death benefit features. Election of these benefits is generally only available at contract issue.

The following shows the liabilities for GMDBs (in millions):

Liability as of January 1, 2016	$6
Incurred guarantee benefits	(3)
Paid guarantee benefits	(1)

Liability as of December 31, 2016	2
Incurred guarantee benefits	1
Paid guarantee benefits	(1)

Liability as of December 31, 2017	$2

The Company held reserves in accordance with the stochastic scenarios as of December 31, 2017 and 2016.

The following summarizes the account values, net amount at risk and weighted average attained age for variable annuity contracts with GMDBs classified as policyholders’ reserves and separate account liabilities. The net amount at risk is defined as the minimum guarantee less the account value calculated on a policy-by-policy basis, but not less than zero.

	December 31,
	2017			2016

	Account Value	Net Amount at Risk	Weighted Average Attained Age	Account Value	Net Amount at Risk	Weighted Average Attained Age

	($ In Millions)

GMDB	$1,725	$24	65	$1,631	$29	65

Account values of variable annuity contracts with GMDBs are summarized below:

	December 31,
	2017	2016

	(In Millions)

Separate account	$1,342	$1,249
General account	383	382

Total	$1,725	$1,631

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

d.	Additional liability for individual life contracts

Certain universal life and variable universal life contracts include features such as GMDBs or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit.

The following presents the changes in the liability, net of reinsurance, for guarantees on universal life and variable universal life type contracts was as follows:

	December 31,
	2017	2016

	(In Millions)

Beginning balance	$153	$509
Net liability increase (decrease)	15	(356)

Ending balance	$168	$153

9.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business in order to mitigate the impact of underwriting mortality and morbidity risks. Such transfers do not relieve the Company of its primary liability to its customers and, as such, failure of reinsurers to honor their obligations could result in credit losses that could arise if a reinsurer defaults. The Company reduces reinsurance default risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations within the Company’s reinsurers and using trust structures, when appropriate. The Company reinsures a portion of its mortality risk in its life business under either a first dollar quota-share arrangement or an in excess of the retention limit arrangement with reinsurers. The amounts reinsured are on a yearly renewable term or coinsurance basis. The Company’s highest retention limit for new issues of life policies ranges from $15 million to $25 million.

Refer to Note 14. “Related party transactions” for information about the Company’s affiliated ceded reinsurance transactions.

The Company did not reinsure any policies with a company chartered in a country other than the U.S., excluding U.S. branches of these companies, which was owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor or any other person not primarily engaged in the insurance business. There are no reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

If all reinsurance agreements were terminated by either party as of December 31, 2017, the resulting reduction in surplus due to loss of reinsurance reserve credits, net of unearned premium, would be approximately $568 million assuming no return of the assets, excluding assets in trust, backing these reserves from the reinsurer to the Company.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Reinsurance amounts included in the Statutory Statements of Operations were as follows:

	Years Ended December 31,
	2017	2016	2015

	(In Millions)

Direct premium	$715	$449	$459
Premium ceded	(430)	(528)	(163)

Total net premium	$285	$(79)	$296

Ceded reinsurance recoveries	$277	$244	$246

Reinsurance amounts included in the Statutory Statements of Financial Position were as follows:

	December 31,
	2017	2016

	(In Millions)

Reinsurance reserves ceded	$(2,030)	$(1,827)

Ceded amounts recoverable	69	71

Effective December 31, 2016, the Company entered into a reinsurance agreement with an authorized third-party to reinsure approximately 100% of certain of the Company’s inforce universal life policies. Under the terms of the agreement, the Company gave approximately $284 million of consideration to the reinsurer. The universal life policies are reinsured on a coinsurance basis. Under the terms of the agreement, the Company will maintain responsibility for servicing the policies. The Company ceded premium of $370 million and policyholders’ reserves of $365 million in the change in policyholders’ reserves in the Statutory Statement of Operations and recorded a $56 million increase in the Statutory Statements of Changes in Shareholder’s Equity in conjunction with this agreement.

As of December 31, 2017, one reinsurer accounted for 25% of the outstanding balance of the unaffiliated reinsurance recoverables and the next largest reinsurer had 24%. Overall, the Company believes that each of these exposures to a single reinsurer does not create an undue concentration of risk and the Company’s business is not substantially dependent upon any single reinsurer.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

10.	Withdrawal characteristics

a.	Annuity actuarial reserves and liabilities for deposit-type contracts

The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts as of December 31, 2017 are illustrated below:

		Separate	Separate
	General	Account w/	Account		% of
	Account	Guarantees	Nonguaranteed	Total	Total

	($ In Millions)

Subject to discretionary withdrawal:
With market value adjustment	$14	$-	$-	$14	- %
At book value less current surrender charge of 5% or more	35	-	-	35	-
At fair value	-	-	1,341	1,341	28

Subtotal	49	-	1,341	1,390	28
Subject to discretionary withdrawal:
At book value without fair value adjustment	3,056	-	-	3,056	71
Not subject to discretionary withdrawal	31	-	-	31	1

Total	$3,136	$-	$1,341	$4,477	100%

The following is a summary of total annuity actuarial reserves and liabilities for deposit-type contracts as of December 31, 2017 (in millions):

Statutory Statements of Financial Position:
Policyholders’ reserves – individual annuities	$3,044
Policyholders’ reserves – GICs	9
Liabilities for deposit-type contracts	83

Subtotal	3,136

Separate Account Annual Statement:
Annuities	1,341

Total	$4,477

b.	Separate accounts

The Company has nonguaranteed separate accounts which are variable accounts where the benefit is determined by the performance and/or market value of the investments held in the separate account with incidental risk, notional expense and minimum death benefit guarantees.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2017 is as follows:

Non
Guaranteed

(In Millions)

Net premium, considerations or deposits for the year ended December 31, 2017	$57

Reserves at December 31, 2017:
For accounts with assets at:
Fair value	$1,872

Total	$1,872

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$1,872

Total	$1,872

The Company does not have any reserves in separate accounts for asset default risk in lieu of AVR.

The following is a reconciliation of amounts reported as transfers (from) to separate accounts in the Summary of Operations of the Company’s NAIC Separate Account Annual Statement to the amounts reported as net transfers (from) to separate accounts in change in policyholders’ reserves in the accompanying Statutory Statements of Operations:

	Years Ended December 31,
	2017	2016	2015

	(In Millions)

From the Separate Account Annual Statement:
Transfers to separate accounts	$57	$62	$72
Transfers from separate accounts	(176)	(163)	(171)

Net transfers from separate accounts	$(119)	$(101)	$(99)

11.	Shareholder’s equity

MassMutual has authorized the contribution of funds to the Company sufficient to meet the capital requirements of each state in the U.S. in which the Company is licensed to do business. Substantially all of the statutory shareholder’s equity is subject to dividend restrictions. Dividend restrictions, imposed by state regulations, limit the payment of dividends to the shareholder without prior approval from the Department. Under these regulations, $157 million of shareholder’s equity is available for distribution to the shareholder in 2018 without prior regulatory approval. The Company did not pay a dividend to MassMutual in 2017, 2016 or 2015.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

12.	Presentation of the Statutory Statements of Cash Flows

The following table presents those transactions that have affected the Company’s recognized assets or liabilities but have not resulted in cash receipts or payments during the years ended December 31, 2017, 2016 and 2015. Accordingly, the Company has excluded these non-cash activities below from the Statutory Statement of Cash Flows for the years ended December 31, 2017, 2016 and 2015.

	Years Ended December 31,
	2017	2016	2015

	(In Millions)

Bond conversions and refinancing	$37	$21	$12
Other invested assets to stock distribution	-	14	-
Bank loan rollovers	-	-	60
Other	5	3	1

13.	Business risks, commitments and contingencies

a.	Risks and uncertainties

The Company operates in a business environment subject to various risks and uncertainties. The principal risks include insurance and underwriting risks, investment and interest rate risks, currency exchange risk and credit risk.

Insurance and underwriting risks

The Company prices its products based on estimated benefit payments reflecting assumptions with respect to mortality, longevity, persistency, interest rates and other factors. If actual policy experience emerges that is significantly and adversely different from assumptions used in product pricing, the effect could be material to the profitability of the Company.

Investment and interest rate risks

The fair value, cash flows and earnings of investments can be influenced by a variety of factors including changes in interest rates, credit spreads, equity markets, portfolio asset allocation and general economic conditions. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various investment risks, in particular interest rate risk. By effectively matching the market sensitivity of assets with the liabilities they support, the impact of interest rate changes is addressed, on an economic basis, as the change in the value of the asset is offset by a corresponding change in the value of the supported liability. The Company uses derivatives, such as interest rate swaps and swaptions, as well as synthetic assets to reduce interest rate and duration imbalances determined in asset/liability analyses.

The levels of U.S. interest rates are influenced by U.S. monetary policies and by the relative attractiveness of U.S. markets to investors versus other global markets. As interest rates increase, certain debt securities may experience amortization or prepayment speeds that are slower than those assumed at purchase, impacting the expected maturity of these securities and the ability to reinvest the proceeds at the higher yields. Rising interest rates may also result in a decrease in the fair value of the investment portfolio. As interest rates decline, certain debt securities may experience accelerated amortization and prepayment speeds than what was assumed at purchase. During such periods, the Company is at risk of lower net investment income as it may not be able to reinvest the proceeds at comparable yields. Declining interest rates may also increase the fair value of the investment portfolio.

Interest rates also have an impact on the Company’s products with guaranteed minimum payouts and on interest credited to account holders. As interest rates decrease, investment spreads may contract as crediting rates approach minimum guarantees, resulting in an increased liability.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In periods of increasing interest rates, policy loans, surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to realize investment losses.

Currency exchange risk

The Company has currency risk due to its non-U.S. dollar investments. The Company mitigates currency risk through the use of cross-currency swaps and forward contracts. Cross-currency swaps are used to minimize currency risk for certain non-U.S. dollar assets through a pre-specified exchange of interest and principal. Forward contracts are used to hedge movements in exchange rates.

Credit and other market risks

The Company manages its investments to limit credit and other market risks by diversifying its portfolio among various security types and industry sectors as well as purchasing credit default swaps to transfer some of the risk.

Stressed conditions, volatility and disruptions in global capital markets or in particular markets or financial asset classes can have an adverse effect on the Company, in part because the Company has a large investment portfolio and assets supporting the Company’s insurance liabilities are sensitive to changing market factors. Global market factors, including interest rates, credit spread, equity prices, real estate markets, foreign currency exchange rates, consumer spending, business investment, government spending, the volatility and strength of the capital markets, deflation and inflation, all affect the business and economic environment and, ultimately, the profitability of the Company’s business. Disruptions in one market or asset class can also spread to other markets or asset classes. Upheavals in the financial markets can also affect the Company’s business through their effects on general levels of economic activity, employment and customer behavior.

Significant volatility in the financial markets, and government actions taken in response, may exacerbate some of the risks the Company faces. The Company holds investments in energy and certain other commodity sectors, which have experienced similar overall market volatility and declines. With the continued weaker economic outlook in these sectors, there may be an increase in reported default rates or potential downgrades to the ratings of companies exposed to these sectors. In addition, concerns over the solvency of certain countries and sovereignties and the entities that have significant exposure to their debt have created market volatility. This volatility may continue to affect the performance of various asset classes until there is an ultimate resolution of the sovereign debt related concerns.

The CMBS, RMBS and leveraged loan sectors are sensitive to evolving conditions that can impair the cash flows realized by investors and is subject to uncertainty. Management’s judgment regarding OTTI and estimated fair value depends upon the evolving investment sector and economic conditions. It can also be affected by the market liquidity, a lack of which can make it difficult to obtain accurate market prices for RMBS and other investments, including CMBS and leveraged loans. Any deterioration in economic fundamentals, especially related to the housing sector could affect management’s judgment regarding OTTI.

The Company has investments in structured products exposed primarily to the credit risk of corporate bank loans, corporate bonds or credit default swap contracts referencing corporate credit risk. Most of these structured investments are backed by corporate loans and are commonly known as collateralized loan obligations that are classified as CDOs. The portfolios backing these investments are actively managed and diversified by industry and individual issuer concentrations. Due to the complex nature of CDOs and the reduced level of transparency to the underlying collateral pools for many market participants, the recovery in CDO valuations generally lags the overall recovery in the underlying assets. Management believes its scenario analysis approach, based primarily on actual collateral data and forward looking assumptions, does capture the credit and most other risks in each pool. However, in a rapidly changing economic environment, the credit and other risks in each collateral pool will be more volatile and actual credit performance of CDOs may differ from the Company’s assumptions.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company continuously monitors its investments and assesses their liquidity and financial viability; however, the existence of the factors described above, as well as other market factors, could negatively impact the market value of the Company’s investments. If the Company sells its investments prior to maturity or market recovery, these investments may yield a return that is less than the Company otherwise would have been able to realize.

Asset-based fees calculated as a percentage of the separate account assets are a source of revenue to the Company. Gains and losses in the investment markets may result in corresponding increases and decreases in the Company’s separate account assets and related revenue.

Political Uncertainties

Political events, such as the ongoing volatility with respect to the European Union, may trigger or exacerbate the risk factors described above. Whether those underlying risk factors are driven by politics or not, the Company’s dynamic approach to managing risks enables management to utilize the mitigating actions described above to attempt to reduce the potential impact of each underlying risk factor on the Company.

b.	Guaranty funds

The Company is subject to state insurance guaranty fund laws. These laws assess insurance companies’ amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially impact its financial position, results of operations or liquidity.

c.	Litigation and regulatory matters

In the normal course of business, the Company is involved in disputes, litigation and governmental or regulatory inquiries, administrative proceedings, examinations and investigations, both pending and threatened. These matters, if resolved adversely against the Company or settled, may result in monetary damages, fines and penalties or require changes in the Company’s business practices. The resolution or settlement of these matters is inherently difficult to predict. Based upon the Company’s assessment of these pending matters, the Company does not believe that the amount of any judgment, settlement or other action arising from any pending matter is likely to have a material adverse effect on the statement of financial position. However, an adverse outcome in certain matters could have a material adverse effect on the results of operations for the period in which such matter is resolved, or an accrual is determined to be required, on the financial statement financial position, or on our reputation.

The Company evaluates the need for accruals of loss contingencies for each matter. When a liability for a matter is probable and can be estimated, the Company accrues an estimate of the loss and any related insurance recoveries, if any. An accrual is subject to subsequent adjustment as a result of additional information and other developments. The resolution of matters are inherently difficult to predict, especially in the early stages of matter. Even if a loss is probable, due to many complex factors, such as speed of discovery and the timing of court decisions or rulings, a loss or range of loss may not be reasonably estimated until the later stages of the matter. For matters where a loss is material and it is either probable or reasonably possible then it is disclosed. For matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimated, no accrual is established, but the matter, if material, is disclosed. The Company is not able to provide a reasonable estimate of the aggregate range of any reasonably possible losses related to these matters.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

d.	Commitments

In the normal course of business, the Company enters into commitments to purchase certain investments. The majority of these commitments have funding periods that extend between one and five years. The Company is not required to fund commitments once the commitment period expires.

As of December 31, 2017, the Company had the following outstanding commitments:

	2018	2019	2020	2021	2022	Thereafter	Total

	(In Millions)

Private placements	$17	$-	$84	$1	$3	$16	$121
Mortgage loans	6	4	29	1	-	8	48
Partnerships and LLCs	15	10	31	6	17	18	97

Total	$38	$14	$144	$8	$20	$42	$266

14.	Related party transactions

Pursuant to a management agreement, MassMutual, for a fee, furnishes the Company, as required, operating facilities, human resources, computer software development and managerial services. Investment and administrative services are also provided to the Company pursuant to a management services agreement with MassMutual. While management believes that these fees are calculated on a reasonable basis, these fees may not necessarily be indicative of the costs that would have been incurred on a stand-alone basis.

The following table summarizes the transactions between the Company and the related parties:

	Years Ended December 31,
	2017	2016	2015

	(In Millions)

Fee income:
Recordkeeping and other services	$2	$2	$2
Fee expense:
Management and service contracts and cost-sharing arrangements	77	60	39

The Company reported less than $1 million as amounts due from affiliates as of December 31, 2017 and 2016. The Company reported $35 million as amounts due to subsidiaries and affiliates as of December 31, 2017 and $20 million as of December 31, 2016. Terms generally require settlement of these amounts within 30 to 90 days.

MassMutual and C.M. Life together, approved financing for MassMutual Asset Finance, LLC (MMAF) of $4,475 million for 2017 and 2016, which can be used to finance ongoing asset purchases and refinance existing Company provided lines of credit. As of December 31, 2017 and 2016, the Company approved financing of $246 million. During 2017, MMAF borrowed $104 million and repaid $110 million under the MMAF credit facility. During 2016, MMAF borrowed $96 million and repaid $66 million under the MMAF credit facility. Outstanding borrowings under the facility with the Company were $185 million as of December 31, 2017 and $191 million as of December 31, 2016. Interest for these borrowings was $4 million for the year ended December 31, 2017 and December 31, 2016. The interest rate of this facility adjusts monthly based on 30-day LIBOR.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MassMutual and C.M. Life together, approved financing for Jefferies Finance, LLC (Jefferies) of $250 million that can be used for the short-term financing of assets underwritten by Jefferies. As of December 31, 2017 and 2016, the company approved financing of $25 million for Jefferies. During 2017, Jefferies borrowed $264 million and repaid $241 million under the credit facility. During 2016, Jefferies borrowed $20 million and repaid $18 million under the credit facility. As of December 31, 2017 and 2016, there were no outstanding borrowings or unpaid interest under the facility. The interest of this facility is calculated based on a full pass through of interest accrued on the underlying loans purchased.

The Company and its subsidiary, MML Bay State, participate in variable annuity exchange programs with its parent, MassMutual, where certain variable annuity contract holders of either company can make nontaxable exchanges of their contracts for enhanced variable annuity contracts of the other company. The Company recorded premium income of $7 million in 2017 and less than $1 million in 2016, related to these exchange programs. The Company recorded surrender benefits of less than $1 million in 2017 and 2016, related to these exchange programs. The Company has an agreement with MassMutual to compensate them or to be compensated for the lost revenue associated with the exchange of contracts that are within the surrender charge period. As a result of these exchanges, the Company did not receive any net commissions for the years ended December 31, 2017 or 2016.

Effective January 1, 2015, the Company sold its participation interests in eight real estate properties to MassMutual, the Company’s sole shareholder, for $25 million of cash, the fair value of the participation interests. The carrying value of the real estate investments at the time of sale was $24 million, which was net of encumbrances of $9 million that were assumed by MassMutual. Upon sale of the real estate investments, the Company recognized a net gain of $1 million, which was recorded through net realized capital gains (losses) in the Statements of Operations.

The Company has a stop-loss agreement with MassMutual under which the Company cedes claims which, in aggregate, exceed 1.5% of the covered volume for any year, with maximum coverage of $25 million above the aggregate limit. The aggregate limit was $84 million in 2017, $95 million in 2016 and $104 million in 2015 and it was not exceeded in any of the years.

The Company has coinsurance agreements with MassMutual where the Company cedes substantially all of the premium on certain universal life policies. In return, MassMutual pays to the Company a stipulated expense allowance and death and surrender benefits. MassMutual holds the assets and related reserves for payment of future benefits on the ceded policies.

As of December 31, 2017, the net amounts due from MassMutual for the various reinsurance agreements were $16 million and as of December 31, 2016, the net amounts due from MassMutual were $38 million. These outstanding balances are due and payable with terms ranging from monthly to annually, depending on the agreement in effect.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the related party reinsurance transactions between the Company and MassMutual:

	Years Ended December 31,
	2017	2016	2015

	(In Millions)

Premium ceded, related to:
Stop-loss agreements	(1)	(1)	(1)
Coinsurance agreements	(45)	(45)	(48)

Expense allowances on reinsurance ceded, included in fees and other income, related to:
Coinsurance agreements	14	15	16

Policyholder benefits ceded, related to:
Coinsurance agreements	117	96	82

15.	Subsequent events

Management of the Company has evaluated subsequent events through February 21, 2018, the date the financial statements were available to be issued. No events have occurred subsequent to the date of the Statements of Financial Position and before the date of evaluation that would require disclosure.

16.	Subsidiaries and affiliated companies

A summary of ownership and relationship of MassMutual and its subsidiaries and affiliated companies as of December 31, 2017 is illustrated below. Subsidiaries are wholly owned, except as noted.

Subsidiaries of Massachusetts Mutual Life Insurance Company

C.M. Life Insurance Company

MML Mezzanine Investor L, LLC

Berkshire Way

MML Special Situations Investor LLC

Timberland Forest Holding LLC

WP – SC, LLC – 81% (remaining 19% owned by C.M. Life Insurance Company)

MSP – SC, LLC

Country Club Office Plaza LLC – 88% (remaining 12% owned by C.M. Life Insurance Company)

Insurance Road LLC

MM Copper Hill Road LLC

Invicta Advisors LLC

Jefferies Finance LLC– 50% (remaining 50% owned by Jefferies Group, Inc.)

MassMutual Retirement Services, LLC

MML Distributors LLC – 99% (remaining 1% owned by MassMutual Holding LLC)

MML Investment Advisers, LLC

MML Mezzanine Investor, LLC

MML Strategic Distributors, LLC

The MassMutual Trust Company, FSB

MassMutual Asset Finance LLC

MassMutual Mortgage Lending LLC

MML Private Placement Investment Company I, LLC

MML Private Equity Fund Investor LLC

MM Private Equity Intercontinental LLC

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Pioneers Gate LLC

MassMutual Holding LLC

MassMutual International, LLC

MML Management Corporation

MML Mezzanine Investor II, LLC

MML Mezzanine Investor III, LLC

MassMutual External Benefits Group LLC

Subsidiaries of C.M. Life Insurance Company

MML Bay State Life Insurance Company

CML Mezzanine Investor, LLC

CML Mezzanine Investor L, LLC

CML Mezzanine Investor III, LLC

CML Special Situations Investor LLC

Subsidiaries of MML Bay State Life Insurance Company

(No subsidiaries)

Subsidiaries of MassMutual Asset Finance LLC (a subsidiary of MMC Equipment Finance LLC)

MMAF Equipment Finance LLC 2009-A

MMAF Equipment Finance LLC 2011-A

Other Affiliates:

Jefferies Finance LLC – 50% (remaining 50% owned by Jefferies Group, Inc.)

(No subsidiaries)

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

17.	Impairment listing for loan-backed and structured securities

The following are the total cumulative adjustments and impairments for loan-backed and structured securities since July 1, 2009:

Period Ended	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
December 31, 2017	$21,357.79	$-	$21,357.79	$17,378.89	$(3,978.90)	$17,378.89	$25,403.97
September 30, 2017	31,369.74	-	31,369.74	30,181.32	(1,188.42)	30,181.32	97,082.40
June 30, 2017	4,452,491.13	-	4,452,491.13	4,378,330.78	(74,160.35)	4,378,330.78	6,609,233.02
March 31, 2017	4,815,923.68	-	4,815,923.68	4,784,421.62	(31,502.06)	4,784,421.62	6,463,012.98
December 31, 2016	4,846,675.94	-	4,846,675.94	4,829,683.79	(16,992.15)	4,829,683.79	6,221,820.35
September 30, 2016	4,994,934.11	-	4,994,934.11	4,730,196.12	(264,737.99)	4,730,196.12	6,883,513.73
June 30, 2016	5,054,395.20	-	5,054,395.20	4,955,880.26	(98,514.94)	4,955,880.26	6,764,218.27
March 31, 2016	6,298,495.36	-	6,298,495.36	6,092,642.42	(205,852.94)	6,092,642.42	7,817,461.13
December 31, 2015	474,546.39	-	474,546.39	468,066.15	(6,480.24)	468,066.15	467,904.41
September 30, 2015	5,603,766.32	-	5,603,766.32	5,064,430.46	(539,335.86)	5,064,430.46	6,491,785.52
June 30, 2015	8,300,145.88	-	8,300,145.88	8,096,024.30	(204,121.58)	8,096,024.30	8,991,309.25
March 31, 2015	4,134,215.54	-	4,134,215.54	4,097,040.87	(37,174.67)	4,097,040.87	4,062,059.96
December 31, 2014	9,225,670.01	-	9,225,670.01	9,099,602.60	(126,067.41)	9,099,602.60	10,324,197.12
September 30, 2014	-	-	-	-	-	-	-
June 30, 2014	6,799,823.11	-	6,799,823.11	6,410,214.05	(389,609.06)	6,410,214.05	8,821,202.53
March 31, 2014	10,842,786.00	-	10,842,786.00	9,332,953.14	(1,509,832.86)	9,332,953.14	11,545,155.67
December 31, 2013	13,068,728.02	-	13,068,728.02	12,446,802.54	(621,925.48)	12,446,802.54	13,075,121.87
September 30, 2013	8,777,769.26	-	8,777,769.26	8,640,444.44	(137,324.82)	8,640,444.44	8,226,635.01
June 30, 2013	11,479,347.45	-	11,479,347.45	11,079,157.68	(400,189.77)	11,079,157.68	10,139,599.32
March 31, 2013	15,334,535.05	-	15,334,535.05	14,970,375.96	(364,159.09)	14,970,375.96	14,135,121.66
December 31, 2012	31,785,329.35	-	31,785,329.35	30,443,342.37	(1,341,986.98)	30,443,342.37	27,669,976.79
September 30, 2012	67,270,430.45	-	67,270,430.45	65,265,347.34	(2,005,083.11)	65,265,347.34	57,019,261.58
June 30, 2012	70,455,899.87	-	70,455,899.87	69,041,733.13	(1,414,166.74)	69,041,733.13	55,143,333.36
March 31, 2012	87,853,178.35	-	87,853,178.35	85,053,001.11	(2,800,177.24)	85,053,001.11	67,243,938.01
December 31, 2011	90,342,741.95	-	90,342,741.95	87,759,853.27	(2,582,888.68)	87,759,853.27	61,663,658.75
September 30, 2011	62,166,554.35	-	62,166,554.35	60,544,908.62	(1,621,645.73)	60,544,908.62	45,284,653.78
June 30, 2011	80,582,826.88	-	80,582,826.88	76,857,392.88	(3,725,434.00)	76,857,392.88	60,286,999.44
March 31, 2011	87,925,923.39	-	87,925,923.39	85,768,903.43	(2,157,019.96)	85,768,903.43	65,285,429.38
December 31, 2010	78,922,236.87	-	78,922,236.87	77,329,040.51	(1,593,196.36)	77,329,040.51	57,284,607.12
September 30, 2010	75,579,157.67	-	75,579,157.67	73,844,794.15	(1,734,363.52)	73,844,794.15	53,531,682.15
June 30, 2010	106,701,990.11	-	106,701,990.11	104,920,573.41	(1,781,416.70)	104,920,573.41	77,297,240.58
March 31, 2010	117,247,144.97	-	117,247,144.97	110,848,178.13	(6,398,966.84)	110,848,178.13	81,512,592.53
December 31, 2009	94,759,892.12	-	94,759,892.12	91,319,792.71	(3,440,099.41)	91,319,792.71	61,154,481.79
September 30, 2009	203,672,078.15	(2,299,536.69)	201,372,541.46	193,090,827.77	(8,281,713.69)	193,090,827.77	124,234,344.38
Totals		$(2,299,536.69)			$(45,911,307.55)

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2017.
CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
07386HCP4	$2,087.07	$-	$2,087.07	$361.55	$(1,725.52)	$361.55	$697.38
22541QQR6	4,223.52	-	4,223.52	2,479.63	(1,743.89)	2,479.63	3,193.76
2254W0NK7	15,047.20	-	15,047.20	14,537.71	(509.49)	14,537.71	21,512.83
Totals	$21,357.79	$-	$21,357.79	$17,378.89	$(3,978.90)	$17,378.89	$25,403.97

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2017.

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
88157QAL2	$31,369.74	$-	$31,369.74	$30,181.32	$(1,188.42)	$30,181.32	$97,082.40
The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2017.
CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
76110H4M8	$1,297.98	$-	$1,297.98	$684.22	$(613.76)	$684.22	$1,198.02
86358RLG0	244.55	-	244.55	190.61	(53.94)	190.61	2,119.63
88157QAL2	37,298.26	-	37,298.26	30,851.62	(6,446.64)	30,851.62	88,941.72
77277LAF4	2,501,621.14	-	2,501,621.14	2,463,054.83	(38,566.31)	2,463,054.83	3,813,186.02
77277LAH0	126,120.88	-	126,120.88	124,239.83	(1,881.05)	124,239.83	304,270.58
77277LAJ6	1,785,908.32	-	1,785,908.32	1,759,309.67	(26,598.65)	1,759,309.67	2,399,517.05
Totals	$4,452,491.13	$-	$4,452,491.13	$4,378,330.78	$(74,160.35)	$4,378,330.78	$6,609,233.02

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2017.
CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
22541QJR4	$3,126.29	$-	$3,126.29	$15.01	$(3,111.28)	$15.01	$1,926.23
45660LYW3	130,210.18	-	130,210.18	121,919.75	(8,290.43)	121,919.75	118,232.29
86358RA23	224,855.80	-	224,855.80	212,420.66	(12,435.14)	212,420.66	218,429.62
88157QAL2	39,747.30	-	39,747.30	36,415.86	(3,331.44)	36,415.86	89,960.46
77277LAF4	2,504,112.68	-	2,504,112.68	2,501,621.14	(2,491.54)	2,501,621.14	3,522,211.89
77277LAH0	126,242.42	-	126,242.42	126,120.88	(121.54)	126,120.88	295,836.23
77277LAJ6	1,787,629.01	-	1,787,629.01	1,785,908.32	(1,720.69)	1,785,908.32	2,216,416.26
Totals	$4,815,923.68	$-	$4,815,923.68	$4,784,421.62	$(31,502.06)	$4,784,421.62	$6,463,012.98

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

18.	Structured Notes

A structured note is a direct debt issuance by a corporation, municipality, or government entity, ranking pari-passu with the issuer’s other debt issuance of equal seniority where either: (a) the coupon and/or principal payments are linked, in whole or in part, to prices or payment streams from index or indices, or assets deriving their value from other than the issuer’s credit quality, or (b) the coupon and/or principal payments are leveraged by a formula that is different from either a fixed coupon, or a non-leveraged floating rate coupon linked to an interest rate index, including but not limited to LIBOR or the prime rate. As structured notes are issuer obligations without a trust, they are within the scope of SSAP No. 26R, Bonds. Structured notes are different than the asset backed structured securities, which are accounted for under SSAP No. 43R, Loan-Backed and Structured Securities, as they lack either a trust or assets backing them. The disclosure below allows regulators to assess the volume of activity in structured notes and to determine whether additional accounting or reporting revisions, such as valuation and risk-based capital, are needed. To satisfy this request, the Company is required to separately identify structured notes, on a CUSIP basis and provide information by CUSIP for actual cost, fair value, book/adjusted carrying value, and whether the structured note is a mortgage-referenced security. The following sets forth the actual cost, fair value and carrying value of structured notes as of December 31, 2017:

CUSIP Identification	Actual Cost	Fair Value	Book / Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)
3137G0EQ8	$76,026	$76,112	$76,026	YES
3137G0HQ5	71,861	72,002	71,861	YES
391164AF7	444,402	434,843	432,190	NO
Total	$592,289	$582,957	$580,077	XXX

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Financial Statements included in Part A

Condensed Financial Information

Financial Statements included in Part B

The Registrant

Report of Independent Registered Public Accounting Firm

Statement of Assets and Liabilities as of December 31, 2017

Statements of Operations and Changes in Net Assets for the years ended December 31, 2017 and 2016

Notes to Financial Statements

The Depositor

Independent Auditors’ Report

Statutory Statements of Financial Position as of December 31, 2017 and 2016

Statutory Statements of Operations for the years ended December 31, 2017, 2016 and 2015

Statutory Statements of Changes in Shareholder’s Equity for the years ended December 31, 2017, 2016 and 2015

Statutory Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015

Notes to Statutory Financial Statements

(b)	Exhibits

Exhibit 1

Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement

File No. 033-61679 filed April 27, 1998

	Exhibit 2	Not Applicable.

Exhibit 3

i.   Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and C.M. Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-95845 filed April 28, 2015

ii.  Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated April 1, 2014 between MML Strategic Distributors, LLC and C.M. Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-49457 filed April 28, 2014

	Exhibit 4	Individual Variable Deferred Annuity Contract with Flexible Purchase Payment – Incorporated by reference to Initial Registration Statement File No. 333-95845 filed February 1, 2000

	Exhibit 5	Form of Application Form – Incorporated by reference to Initial Registration Statement No. 333-95845 filed February 1, 2000

	Exhibit 6	i. Copy of Articles of Incorporation of C.M. Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 033-91072 filed April 24, 1998

ii. By-Laws of C.M. Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 033-91072 filed April 24, 1998

	Exhibit 7	Not Applicable.

	Exhibit 8	i. Fund Participation Agreements

a. AIM Funds (Invesco Funds)

–   Form of Participation Agreement dated April 30, 2004 (AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-80991 filed April 24, 2006

• Amendment No. 1 dated and effective April 30, 2010 – Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 033-61679 filed April 25, 2012

b. Fidelity Funds

–   Participation Agreement dated May 1, 1998 (Variable Insurance Products Fund II, Fidelity Distributors Corporation and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-88493 filed April 28, 2009

• Amendment effective as of May 1, 1998 – Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-88493 filed April 28, 2009

• Fourth Amendment – Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-88493 filed April 28, 2009

•  Letter of Consent (Fidelity® Variable Insurance Fund II and C.M. Life Insurance Company) and Amendment dated May 1, 2007 – Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-88493 filed April 28, 2009

–   Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

c. MML Funds

–   Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company)– Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement File No. 002-39334 filed August 22, 2007

• First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Second Amendment dated as of August 26, 2008 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Third Amendment dated April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

• Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

• Fifth Amendment dated August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement File No. 002-39334 filed March 1, 2013

• Sixth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Seventh Amendment dated August 11, 2015 – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

d. MML II Funds

–   Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-122804 filed April 30, 2008

• First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Second Amendment dated as of August 26, 2008 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Third Amendment dated as of April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

• Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-122804 filed March 2, 2011

• Fifth Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

•  Sixth and Seventh Amendments dated and effective August 28, 2012 and November 12, 2012 – Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333- 122804 filed March 1, 2013

• Eighth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Ninth Amendment dated August 11, 2015 – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

e. Oppenheimer Funds

–   Participation Agreement, entered into as of May 1, 2006 and executed on November 20, 2007, (Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post- Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Amendment No. 1 effective April 3, 2008 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed April 28, 2009

• Amendment No. 2 effective June 8, 2009 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

• Amendment No. 3 effective October 13, 2010 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

• Amendment No. 4 dated April 1, 2014 – Incorporated by reference to Post- Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

f. PIMCO Funds

–   Participation Agreement dated as of April 21, 2006 (Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Amendment No. 1 effective as of June 30, 2008 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916 filed September 12, 2008

• Termination, New Agreements and Amendments dated November 10, 2010 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039 filed April 25, 2012

• Amendment effective as of May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039 filed April 25, 2012

• Amendment dated March 1, 2017– Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-95845 filed April 26, 2017

g. Voya Funds

–   Participation Agreement dated April 26, 2006 (C.M. Life Insurance Company , ING Funds Distributor, LLC and ING Variable Products Trust) – Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 033-61679 filed April 29, 2014

• Amendment dated January 16, 2014 – Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 033-61679 filed April 29, 2014

• Amendment effective as of May 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-95845 filed April 28, 2015

ii. Rule 22c-2 Agreements (Shareholder Information Agreements)

a.   AIM Variable Insurance Funds effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

b.  Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

c.   MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

d.  MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

e.   OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

f.   PIMCO Variable Insurance Trust (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 14, 2008

g.  Voya Variable Products Trust effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 14, 2008

Exhibit 9	Opinion and Consent of Counsel – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-95845 filed April, 28, 2010

Exhibit 10	i. Auditor Consents:

• Company Financial Statements *
• Separate Account Financial Statements *

ii. Powers of Attorney for:

	• Roger W. Crandall	• Michael J. O’Connor
	• Michael R. Fanning	• Elizabeth A. Ward

– Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-95845 filed April 26, 2017

iii. Power of Attorney for:

• Sean Newth

– Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 033-82060 filed November 21, 2017

Exhibit 11	Not Applicable.

Exhibit 12	Not Applicable.

*	filed herewith

Item 25. Directors and Officers of the Depositor

Directors of C.M. Life Insurance Company

Roger W. Crandall, Director (Chairman),	Michael R. Fanning, Director and Executive
President, and Chief Executive Officer	Vice President
(principal executive officer)	1295 State Street
1295 State Street B101	Springfield, MA 01111
Springfield, MA 01111

Michael J. O’Connor, Director, Senior Vice	Elizabeth A. Ward, Director, Executive Vice
President, and General Counsel	President, and Chief Financial Officer
1295 State Street	(principal financial officer)
Springfield, MA 01111	1295 State Street
Springfield, MA 01111

Principal Officers of C.M. Life Insurance Company (other than those who are also Directors, as referenced above):

Sean Newth, Senior Vice President and Corporate	Todd G. Picken, Vice President and Treasurer
Controller	1295 State Street
(principal accounting officer)	Springfield, MA 01111
1295 State Street
Springfield, MA 01111

Pia Flanagan, Vice President & Corporate	M. Timothy Corbett, Executive Vice President
Secretary	1295 State Street
1295 State Street	Springfield, MA 01111
Springfield, MA 01111

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 4 to Registration Statement File No. 333-202684, as filed with the Securities and Exchange Commission on or about April 24, 2018

Item 27. Number Of Contract Owners

As of March 29, 2018, the number of contract owners was 17,731.

Item 28. Indemnification

C.M. Life directors and officers are indemnified under Article V of the by-laws of C.M. Life’s parent company, Massachusetts Mutual Life Insurance Company (“MassMutual”), as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

“ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any of such paragraphs. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with certain officers who serve as a director of a subsidiary of MassMutual (a “Subsidiary Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Subsidiary Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Subsidiary Director because he or she is a director of a subsidiary of MassMutual if the Subsidiary Director (i) acted in good faith, (ii) reasonably believed the conduct was in the subsidiary’s best interest; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Subsidiary Director shall not be liable under MassMutual’s Charter or By-Law. MassMutual further agrees to indemnify a Subsidiary Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Subsidiary Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Subsidiary Director derived an improper benefit. MassMutual will also indemnify a Subsidiary Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Subsidiary Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to the relevant subsidiary that the Subsidiary Director is entitled to indemnification, MassMutual will indemnify the Subsidiary Director to the extent permitted by law. Subject to the Subsidiary Director’s obligation to pay MassMutual in the event that the Subsidiary Director is not entitled to indemnification, MassMutual will pay the expenses of the Subsidiary Director prior to a final determination as to whether the Subsidiary Director is entitled to indemnification.

Item 29.	Principal Underwriters

(a)	MML Investors Services, LLC (“MMLIS”) acts as principal underwriter of the contracts/policies/certificates sold by its registered representatives and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts/policies/certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

MMLIS and MSD either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II.

(b)	MMLIS and MSD are the principal underwriters for this contract. The following people are officers and directors of MMLIS and officers and directors of MSD:

DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address
John Vaccaro	Chief Executive Officer, Director (Chairman of the Board)	*
Wendy Benson	President, Director	*
Michael Fanning	Director	*
Elizabeth Ward	Director	*
Mark Kaye	Director	*
Geoffrey Craddock	Director	*
William F. Monroe, Jr.	Vice President, Chief Operating Officer	*
Christine Frederick	Chief Compliance Office	*
Susan Scanlon	Deputy Chief Compliance Officer	**
James P. Puhala	Deputy Chief Compliance Officer	*
Thomas Bauer	Chief Technology Officer	*
David Mink	Vice President	***
Mary B. Wilkinson	Vice President	***
James Fago	Vice President	***
Paul Lapiana	Vice President, Agency Field Force Supervisor	***
David Holtzer	Field Risk Officer	***
Robert S. Rosenthal	Chief Legal Officer, Vice President, and Secretary	*
Edward K. Duch, Ill	Assistant Secretary	*
Amy Francella	Assistant Secretary	470 Atlantic Avenue
Boston, MA 02110
Alyssa M. O’Connor	Assistant Secretary	*
Nathan Hall	Chief Financial Officer, Treasurer and Assistant Vice President	*
Joseph Olesky	Controller	*
Derek Darley	Assistant Treasurer	*
Bruce C. Frisbie	Assistant Treasurer	**
Todd Picken	Assistant Treasurer	*
Kevin LaComb	Assistant Treasurer	*
Kathy Rogers	Continuing Education Officer
Mark Viviano	Co-Chief Operations Officer and Assistant Vice President	**
Mark Larose	Co-Chief Operations Officer and Assistant Vice President	*
Mario Morton	Assistant Vice President and Registration Manager	*
Mathew Verdi	Assistant Vice President	*
Delphine Soucie	Assistant Vice President
Anthony Frogameni	Assistant Vice President and Chief Privacy Officer	*
John Rogan	Regional Assistant Vice President	*
Nick DeLuca	Regional Assistant Vice President	1101 North Black Canyon
Highway
PH30
Phoenix, AZ 85209
David Cove	Regional Assistant Vice President	*
Jack Yvon	Regional Assistant Vice President	*
Sean Murphy	Regional Assistant Vice President	*
Michelle Pedigo	Regional Assistant Vice President	*
Laura Perlotto	Assistant Vice President and AML Compliance Officer	*
Craig Waddington	Variable Life Product Distribution Officer; and	*
Variable Annuity Product Distribution Officer
Michael Dunn	Worksite Product Distribution Officer	**

*	1295 State Street, Springfield, MA 01111-0001
**	100 Bright Meadow Boulevard, Enfield, CT 06082-1981
***	11215 North Community House Rd., Charlotte, NC 28277

OFFICERS AND DIRECTORS OF MML STRATEGIC DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address

Eric Wietsma	Chairman of the Board, Chief Executive Officer and President	*
Geoffrey Craddock	Director	*
Elizabeth Ward	Director	**
Nathan Hall	Chief Financial Officer and Treasurer	**
Robert S. Rosenthal	Chief Legal Officer, Secretary and Vice President	**
Susan Scanlon	Chief Compliance Officer	*
Laura Perlotto	Assistant Vice President and AML Compliance Officer	**
Edward K. Duch, III	Assistant Secretary	**
Alyssa O’Connor	Assistant Secretary	**
Mario Morton	Registration Manager	**
Craig Waddington	Variable Life Product Distribution Officer; and Variable Annuity Product Distribution Officer	**

*	100 Bright Meadow Boulevard, Enfield, CT 06082-1981
**	1295 State Street, Springfield, MA 01111-0001

(c) Compensation from the Registrant

For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Distribution” section of the Statement of Additional Information.

Item 30. Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through C.M. Life Insurance Company, 100 Bright Meadow Boulevard, Enfield, CT 06082 and 1295 State Street, Springfield, MA 01111.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

a.  Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.  Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c.  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d.  C.M. Life Insurance Company hereby represents that the fees and charges deducted under the individual or group deferred variable annuity contracts with flexible purchase payments described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by C.M. Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, C.M. Multi-Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 19 to Registration Statement No. 333-95845 and has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Springfield and the Commonwealth of Massachusetts, on April 23, 2018.

C.M. MULTI-ACCOUNT A
(Registrant)

C.M. LIFE INSURANCE COMPANY
(Depositor)

By:	ROGER W. CRANDALL*
Roger W. Crandall President and Chief Executive Officer (principal executive officer) C.M. Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL *	Director, President and Chief Executive Officer	April 23, 2018
Roger W. Crandall	(principal executive officer)

ELIZABETH A. WARD *	Chief Financial Officer	April 23, 2018
Elizabeth A. Ward	(principal financial officer)

SEAN NEWTH *	Corporate Controller	April 23, 2018
Sean Newth	(principal accounting officer)

MICHAEL J. O’CONNOR *	Director	April 23, 2018
Michael J. O’Connor

MICHAEL R. FANNING *	Director	April 23, 2018
Michael R. Fanning

/s/ JOHN E. DEITELBAUM
* John E. Deitelbaum
Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Exhibit No.	Exhibit

Exhibit 99.24 (10)	i. Auditor Consents
• Company Financial Statements
• Separate Account Financial Statements